UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	7-31-2013

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

All Cap Growth Fund

July 31, 2013

All Cap Growth - Schedule of Investments
JULY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%

AEROSPACE AND DEFENSE — 2.0%
Precision Castparts Corp.	62,903	13,946,853
TransDigm Group, Inc.	45,284	6,547,614

		20,494,467

AUTOMOBILES — 2.2%
Ford Motor Co.	372,485	6,287,547
Harley-Davidson, Inc.	164,977	9,365,744
Tesla Motors, Inc.(1)	56,113	7,534,854

		23,188,145

BEVERAGES — 2.8%
Brown-Forman Corp., Class B	57,798	4,190,933
Coca-Cola Co. (The)	403,850	16,186,308
Constellation Brands, Inc., Class A(1)	168,100	8,756,329

		29,133,570

BIOTECHNOLOGY — 4.9%
Biogen Idec, Inc.(1)	27,200	5,933,136
Celgene Corp.(1)	62,600	9,193,436
Gilead Sciences, Inc.(1)	298,591	18,348,417
Grifols SA	130,847	5,519,832
Onyx Pharmaceuticals, Inc.(1)	28,043	3,682,046
Regeneron Pharmaceuticals, Inc.(1)	31,209	8,428,302

		51,105,169

BUILDING PRODUCTS — 1.2%
Fortune Brands Home & Security, Inc.	90,800	3,750,948
Lennox International, Inc.	120,085	8,624,505

		12,375,453

CAPITAL MARKETS — 0.9%
Charles Schwab Corp. (The)	160,200	3,538,818
Lazard Ltd., Class A	164,359	5,976,093

		9,514,911

CHEMICALS — 3.9%
Cytec Industries, Inc.	5,683	442,706
FMC Corp.	95,347	6,308,157
Monsanto Co.	211,962	20,937,606
Sherwin-Williams Co. (The)	55,366	9,643,096
Westlake Chemical Corp.	32,277	3,357,454

		40,689,019

COMMERCIAL BANKS — 1.1%
East West Bancorp., Inc.	137,927	4,252,289
SVB Financial Group(1)	81,849	7,138,870

		11,391,159

COMMUNICATIONS EQUIPMENT — 3.7%
Cisco Systems, Inc.	517,551	13,223,428
Palo Alto Networks, Inc.(1)	109,686	5,368,033

QUALCOMM, Inc.	318,358	20,550,009

		39,141,470

COMPUTERS AND PERIPHERALS — 5.1%
Apple, Inc.	85,660	38,761,150
NetApp, Inc.	369,171	15,180,312

		53,941,462

CONSTRUCTION AND ENGINEERING — 1.6%
MasTec, Inc.(1)	214,191	7,068,303
Quanta Services, Inc.(1)	379,584	10,176,647

		17,244,950

CONSTRUCTION MATERIALS — 0.6%
Martin Marietta Materials, Inc.	33,480	3,334,608
Texas Industries, Inc.(1)	46,461	2,887,087

		6,221,695

CONSUMER FINANCE — 2.0%
Discover Financial Services	415,680	20,580,317

DIVERSIFIED CONSUMER SERVICES — 0.5%
Sotheby's	106,391	4,787,595

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
Verizon Communications, Inc.	423,834	20,971,306

ELECTRICAL EQUIPMENT — 0.9%
Eaton Corp. plc	130,313	8,985,081

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.0%
FLIR Systems, Inc.	324,883	10,548,951

ENERGY EQUIPMENT AND SERVICES — 3.2%
Atwood Oceanics, Inc.(1)	94,518	5,325,144
Cameron International Corp.(1)	165,185	9,795,470
Halliburton Co.	172,700	7,804,313
National Oilwell Varco, Inc.	111,563	7,828,376
Patterson-UTI Energy, Inc.	146,619	2,898,658

		33,651,961

FOOD AND STAPLES RETAILING — 6.3%
Costco Wholesale Corp.	269,401	31,598,043
Natural Grocers by Vitamin Cottage, Inc.(1)	113,026	4,050,852
Wal-Mart Stores, Inc.	85,841	6,690,448
Walgreen Co.	92,900	4,668,225
Whole Foods Market, Inc.	339,342	18,860,628

		65,868,196

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.5%
Baxter International, Inc.	108,326	7,912,131
Cooper Cos., Inc. (The)	40,311	5,133,606
Sirona Dental Systems, Inc.(1)	43,441	3,066,934
Teleflex, Inc.	132,937	10,559,186

		26,671,857

HEALTH CARE PROVIDERS AND SERVICES — 4.0%
Catamaran Corp.(1)	493,084	26,034,835

Express Scripts Holding Co.(1)	236,985	15,534,367

		41,569,202

HOTELS, RESTAURANTS AND LEISURE — 3.6%
Marriott International, Inc. Class A	214,500	8,916,765
Noodles & Co.(1)	73,724	3,197,410
Norwegian Cruise Line Holdings Ltd.(1)	105,838	3,202,658
Starbucks Corp.	311,469	22,189,051

		37,505,884

INTERNET AND CATALOG RETAIL — 3.2%
Amazon.com, Inc.(1)	45,490	13,702,498
priceline.com, Inc.(1)	17,491	15,316,344
TripAdvisor, Inc.(1)	60,700	4,553,714

		33,572,556

INTERNET SOFTWARE AND SERVICES — 6.7%
Facebook, Inc., Class A(1)	558,602	20,573,312
Google, Inc. Class A(1)	35,887	31,853,301
LinkedIn Corp., Class A(1)	77,624	15,818,995
Xoom Corp.(1)	68,778	2,256,606

		70,502,214

IT SERVICES — 4.0%
Accenture plc, Class A	101,463	7,488,984
Alliance Data Systems Corp.(1)	89,821	17,764,798
MasterCard, Inc., Class A	26,953	16,457,771

		41,711,553

LIFE SCIENCES TOOLS AND SERVICES — 0.6%
Covance, Inc.(1)	72,818	6,007,485

MACHINERY — 2.2%
Flowserve Corp.	179,898	10,196,618
Middleby Corp.(1)	28,400	5,081,896
Pentair Ltd.	87,200	5,326,176
Trinity Industries, Inc.	73,145	2,879,719

		23,484,409

MEDIA — 3.6%
AMC Networks, Inc.(1)	67,609	4,614,991
Discovery Communications, Inc. Class A(1)	87,124	6,945,525
Time Warner, Inc.	170,057	10,587,749
Twenty-First Century Fox, Inc.	528,500	15,791,580

		37,939,845

PHARMACEUTICALS — 1.9%
Allergan, Inc.	86,582	7,889,352
Johnson & Johnson	90,400	8,452,400
Zoetis, Inc.	110,815	3,303,395

		19,645,147

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.4%
Realogy Holdings Corp.(1)	99,095	4,455,311

ROAD AND RAIL — 6.0%
Canadian Pacific Railway Ltd. New York Shares	237,113	29,136,445

Genesee & Wyoming, Inc. Class A(1)	67,368	6,040,215
Kansas City Southern	164,582	17,733,711
Union Pacific Corp.	59,900	9,499,541

		62,409,912

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.3%
ARM Holdings plc	393,496	5,237,802
Cree, Inc.(1)	50,145	3,505,135
NXP Semiconductor NV(1)	158,700	5,181,555

		13,924,492

SOFTWARE — 3.1%
CommVault Systems, Inc.(1)	112,193	9,472,455
Electronic Arts, Inc.(1)	195,800	5,114,296
NetSuite, Inc.(1)	130,103	12,215,371
Splunk, Inc.(1)	105,333	5,267,703

		32,069,825

SPECIALTY RETAIL — 6.0%
GNC Holdings, Inc. Class A	91,534	4,831,164
Home Depot, Inc. (The)	249,169	19,691,826
Lowe's Cos., Inc.	122,322	5,453,115
Lumber Liquidators Holdings, Inc.(1)	82,322	7,970,416
PetSmart, Inc.	121,507	8,896,743
Restoration Hardware Holdings, Inc.(1)	27,766	1,855,324
TJX Cos., Inc. (The)	281,354	14,641,662

		63,340,250

TEXTILES, APPAREL AND LUXURY GOODS — 1.0%
Fifth & Pacific Cos., Inc.(1)	220,800	5,259,456
Michael Kors Holdings Ltd.(1)	76,768	5,169,557

		10,429,013

TOBACCO — 2.7%
Altria Group, Inc.	195,164	6,842,450
Philip Morris International, Inc.	239,902	21,394,460

		28,236,910

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
SBA Communications Corp., Class A(1)	89,172	6,606,754

TOTAL COMMON STOCKS (Cost $719,880,444)		1,039,917,496

TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 4/15/16, valued at $510,677), in a joint trading account at 0.04%, dated 7/31/13, due 8/1/13 (Delivery value $500,923)		500,922
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $2,043,769), in a joint trading account at 0.01%, dated 7/31/13, due 8/1/13 (Delivery value $2,003,689)		2,003,688
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $1,543,166), in a joint trading account at 0.03%, dated 7/31/13, due 8/1/13 (Delivery value $1,513,317)		1,513,316

SSgA U.S. Government Money Market Fund	7	7

TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,017,933)		4,017,933

TOTAL INVESTMENT SECURITIES — 99.7% (Cost $723,898,377)		1,043,935,429

OTHER ASSETS AND LIABILITIES — 0.3%		3,399,566

TOTAL NET ASSETS — 100.0%		$1,047,334,995

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
USD	4,061,208	EUR	3,065,745	UBS AG	8/30/13	(17,681)
USD	3,889,145	GBP	2,535,098	Credit Suisse AG	8/30/13	33,402

						15,721

Notes to Schedule of Investments
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Domestic Common Stocks	968,807,027	—	—
Foreign Common Stocks	60,352,835	10,757,634	—
Temporary Cash Investments	7	4,017,926	—

Total Value of Investment Securities	1,029,159,869	14,775,560	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	15,721	—

3. Federal Tax Information

As of July 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$724,199,043
Gross tax appreciation of investments	$322,472,755
Gross tax depreciation of investments	(2,736,369)
Net tax appreciation (depreciation) of investments	$319,736,386

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Balanced Fund

July 31, 2013

Balanced - Schedule of Investments
JULY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 60.1%

AEROSPACE AND DEFENSE — 3.1%
Boeing Co. (The)	59,879	6,293,283
Exelis, Inc.	12,756	188,534
General Dynamics Corp.	27,159	2,317,749
Honeywell International, Inc.	65,428	5,429,215
Northrop Grumman Corp.	55,203	5,081,988
Raytheon Co.	56,913	4,088,630

		23,399,399

AIRLINES†
Allegiant Travel Co.	2,777	270,424

AUTO COMPONENTS — 0.3%
BorgWarner, Inc.(1)	26,235	2,503,606

BEVERAGES — 0.2%
Coca-Cola Co. (The)	29,306	1,174,585
PepsiCo, Inc.	4,958	414,191

		1,588,776

BIOTECHNOLOGY — 1.7%
Amgen, Inc.	57,241	6,198,628
Biogen Idec, Inc.(1)	9,999	2,181,082
Celgene Corp.(1)	27,862	4,091,813
Gilead Sciences, Inc.(1)	2,555	157,005
United Therapeutics Corp.(1)	8,085	605,081

		13,233,609

CAPITAL MARKETS — 0.9%
Federated Investors, Inc., Class B	22,851	663,365
Goldman Sachs Group, Inc. (The)	21,814	3,578,150
Waddell & Reed Financial, Inc., Class A	54,713	2,793,646

		7,035,161

CHEMICALS — 2.0%
CF Industries Holdings, Inc.	5,487	1,075,507
LyondellBasell Industries NV, Class A	61,632	4,234,735
Monsanto Co.	47,498	4,691,852
NewMarket Corp.	2,700	735,912
PPG Industries, Inc.	26,312	4,221,497

		14,959,503

COMMERCIAL BANKS — 1.0%
Wells Fargo & Co.	169,374	7,367,769

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Deluxe Corp.	17,600	721,776

COMMUNICATIONS EQUIPMENT — 1.7%
Brocade Communications Systems, Inc.(1)	56,666	377,395
Cisco Systems, Inc.	320,892	8,198,791
QUALCOMM, Inc.	62,311	4,022,175

		12,598,361

COMPUTERS AND PERIPHERALS — 3.8%
Apple, Inc.	34,239	15,493,148
EMC Corp.	200,895	5,253,404
Hewlett-Packard Co.	156,295	4,013,656
Seagate Technology plc	29,598	1,210,854
Western Digital Corp.	44,313	2,852,871

		28,823,933

CONSUMER FINANCE — 0.6%
American Express Co.	29,100	2,146,707
Cash America International, Inc.	61,310	2,575,020

		4,721,727

CONTAINERS AND PACKAGING — 0.8%
Owens-Illinois, Inc.(1)	80,611	2,398,177
Packaging Corp. of America	63,073	3,392,697
Silgan Holdings, Inc.	2,448	118,091

		5,908,965

DIVERSIFIED CONSUMER SERVICES — 0.1%
Outerwall, Inc.(1)	17,864	986,986

DIVERSIFIED FINANCIAL SERVICES — 1.6%
Bank of America Corp.	47,549	694,215
Citigroup, Inc.	59,861	3,121,153
JPMorgan Chase & Co.	55,004	3,065,373
Moody's Corp.	63,105	4,276,626
MSCI, Inc., Class A(1)	25,540	895,177

		12,052,544

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	258,110	9,103,540
CenturyLink, Inc.	111,355	3,992,077
Verizon Communications, Inc.	87,320	4,320,593

		17,416,210

ELECTRIC UTILITIES — 0.8%
Edison International	78,126	3,894,581
Portland General Electric Co.	56,633	1,795,266

		5,689,847

ELECTRICAL EQUIPMENT — 1.2%
Emerson Electric Co.	81,211	4,983,919
Rockwell Automation, Inc.	42,063	4,073,802

		9,057,721

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.4%
TE Connectivity Ltd.	60,977	3,112,266

ENERGY EQUIPMENT AND SERVICES — 0.3%
Ensco plc, Class A	1,505	86,297
Nabors Industries Ltd.	76,590	1,178,720
RPC, Inc.	56,533	809,552

		2,074,569

FOOD AND STAPLES RETAILING — 1.3%
CVS Caremark Corp.	22,974	1,412,671
Kroger Co. (The)	74,481	2,924,869
Rite Aid Corp.(1)	287,539	862,617
Safeway, Inc.	143,224	3,693,747
Wal-Mart Stores, Inc.	8,086	630,223

		9,524,127

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	122,680	4,474,139
General Mills, Inc.	86,675	4,507,100
Hershey Co. (The)	20,417	1,936,961
Ingredion, Inc.	16,325	1,097,040

		12,015,240

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.7%
Abbott Laboratories	141,105	5,168,676
Becton Dickinson and Co.	40,273	4,177,116
Medtronic, Inc.	98,881	5,462,186
St. Jude Medical, Inc.	85,972	4,504,073
Stryker Corp.	14,197	1,000,321
Zimmer Holdings, Inc.	4,725	394,443

		20,706,815

HOTELS, RESTAURANTS AND LEISURE — 0.9%
Bally Technologies, Inc.(1)	42,863	3,072,420
Cracker Barrel Old Country Store, Inc.	13,117	1,284,154
International Game Technology	117,475	2,169,763

		6,526,337

HOUSEHOLD DURABLES — 1.2%
Garmin Ltd.	73,716	2,954,537
Newell Rubbermaid, Inc.	133,052	3,595,065
Whirlpool Corp.	17,728	2,374,489

		8,924,091

HOUSEHOLD PRODUCTS — 1.4%
Energizer Holdings, Inc.	35,349	3,598,528
Kimberly-Clark Corp.	43,384	4,286,339
Procter & Gamble Co. (The)	38,405	3,083,922

		10,968,789

INDUSTRIAL CONGLOMERATES — 1.2%
Carlisle Cos., Inc.	8,211	556,213
Danaher Corp.	71,000	4,781,140
General Electric Co.	169,227	4,124,062

		9,461,415

INSURANCE — 4.1%
Aflac, Inc.	78,596	4,847,801
American International Group, Inc.(1)	120,077	5,464,704
Amtrust Financial Services, Inc.	22,103	920,148
Axis Capital Holdings Ltd.	43,051	1,875,302
Berkshire Hathaway, Inc., Class B(1)	17,781	2,060,285
First American Financial Corp.	36,583	831,532

HCC Insurance Holdings, Inc.	10,335	460,218
MetLife, Inc.	116,122	5,622,627
Reinsurance Group of America, Inc.	29,736	2,024,724
RenaissanceRe Holdings Ltd.	22,862	1,988,308
Torchmark Corp.	13,248	941,668
Travelers Cos., Inc. (The)	48,659	4,065,459

		31,102,776

INTERNET AND CATALOG RETAIL — 0.3%
Expedia, Inc.	54,288	2,558,593

INTERNET SOFTWARE AND SERVICES — 1.0%
Google, Inc., Class A(1)	8,830	7,837,508

IT SERVICES — 1.6%
Accenture plc, Class A	60,399	4,458,050
International Business Machines Corp.	39,850	7,772,344

		12,230,394

LEISURE EQUIPMENT AND PRODUCTS — 0.8%
Hasbro, Inc.	77,453	3,562,838
Mattel, Inc.	56,914	2,392,095

		5,954,933

MACHINERY — 0.2%
Crane Co.	20,513	1,249,242
Snap-On, Inc.	5,079	481,743

		1,730,985

MEDIA — 0.7%
Comcast Corp., Class A	68,709	3,097,402
Time Warner, Inc.	38,080	2,370,861

		5,468,263

METALS AND MINING†
Worthington Industries, Inc.	8,123	290,560

MULTILINE RETAIL — 0.5%
Dillard's, Inc., Class A	19,224	1,623,083
Target Corp.	30,101	2,144,696

		3,767,779

OIL, GAS AND CONSUMABLE FUELS — 4.5%
Chevron Corp.	31,198	3,927,516
ConocoPhillips	26,123	1,694,338
Delek US Holdings, Inc.	32,415	980,554
Exxon Mobil Corp.	156,520	14,673,750
Marathon Petroleum Corp.	55,485	4,068,715
Tesoro Corp.	49,281	2,801,625
Valero Energy Corp.	106,967	3,826,209
Western Refining, Inc.	75,090	2,262,462

		34,235,169

PHARMACEUTICALS — 4.9%
AbbVie, Inc.	48,047	2,185,178
Allergan, Inc.	15,258	1,390,309
Eli Lilly & Co.	72,845	3,868,798
Johnson & Johnson	125,500	11,734,250

Merck & Co., Inc.	164,535	7,925,651
Pfizer, Inc.	341,783	9,990,317

		37,094,503

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.6%
Broadcom Corp., Class A	108,465	2,990,380
Intel Corp.	2,314	53,916
KLA-Tencor Corp.	5,343	313,260
Texas Instruments, Inc.	32,428	1,271,178

		4,628,734

SOFTWARE — 3.0%
Activision Blizzard, Inc.	135,695	2,439,796
CA, Inc.	86,467	2,571,528
Microsoft Corp.	337,429	10,740,365
Oracle Corp.	216,242	6,995,429

		22,747,118

SPECIALTY RETAIL — 2.8%
American Eagle Outfitters, Inc.	105,943	2,080,721
Buckle, Inc. (The)	16,893	945,670
GameStop Corp., Class A	80,035	3,926,517
Gap, Inc. (The)	97,665	4,482,823
Home Depot, Inc. (The)	88,854	7,022,132
PetSmart, Inc.	38,723	2,835,298

		21,293,161

TEXTILES, APPAREL AND LUXURY GOODS — 0.9%
Hanesbrands, Inc.	49,506	3,141,651
Ralph Lauren Corp.	20,006	3,642,292

		6,783,943

THRIFTS AND MORTGAGE FINANCE — 0.4%
Ocwen Financial Corp.(1)	59,959	2,855,248

TOBACCO — 0.6%
Philip Morris International, Inc.	11,023	983,031
Universal Corp.	53,336	3,269,497

		4,252,528

TOTAL COMMON STOCKS (Cost $356,362,651)		456,482,161

U.S. TREASURY SECURITIES — 12.4%
U.S. Treasury Bonds, 5.50%, 8/15/28	420,000	538,552
U.S. Treasury Bonds, 5.25%, 2/15/29	489,000	612,664
U.S. Treasury Bonds, 5.375%, 2/15/31	2,900,000	3,712,226
U.S. Treasury Bonds, 4.375%, 11/15/39	2,000,000	2,290,000
U.S. Treasury Bonds, 4.375%, 5/15/41	1,850,000	2,117,673
U.S. Treasury Bonds, 3.125%, 11/15/41	1,500,000	1,370,859
U.S. Treasury Bonds, 2.75%, 11/15/42	2,180,000	1,828,985
U.S. Treasury Bonds, 3.125%, 2/15/43	1,850,000	1,681,043
U.S. Treasury Bonds, 2.875%, 5/15/43	300,000	258,328
U.S. Treasury Notes, 0.75%, 12/15/13	1,500,000	1,503,780
U.S. Treasury Notes, 1.25%, 2/15/14	1,300,000	1,308,151
U.S. Treasury Notes, 1.25%, 3/15/14	1,000,000	1,007,207

U.S. Treasury Notes, 0.50%, 8/15/14	3,000,000	3,010,899
U.S. Treasury Notes, 0.50%, 10/15/14	2,000,000	2,007,930
U.S. Treasury Notes, 0.25%, 5/31/15	7,000,000	6,996,038
U.S. Treasury Notes, 0.375%, 11/15/15(2)	1,200,000	1,199,484
U.S. Treasury Notes, 1.375%, 11/30/15	1,750,000	1,789,443
U.S. Treasury Notes, 2.125%, 12/31/15	8,750,000	9,108,207
U.S. Treasury Notes, 0.375%, 1/15/16	7,200,000	7,188,754
U.S. Treasury Notes, 0.50%, 6/15/16	3,000,000	2,994,258
U.S. Treasury Notes, 0.50%, 7/31/17	500,000	489,590
U.S. Treasury Notes, 0.75%, 10/31/17	1,500,000	1,476,093
U.S. Treasury Notes, 1.875%, 10/31/17	3,300,000	3,402,095
U.S. Treasury Notes, 0.875%, 1/31/18	4,500,000	4,430,741
U.S. Treasury Notes, 2.625%, 4/30/18	875,000	928,491
U.S. Treasury Notes, 1.25%, 7/31/18	21,930,000	21,924,013
U.S. Treasury Notes, 1.375%, 11/30/18	200,000	198,844
U.S. Treasury Notes, 1.75%, 5/15/23	9,250,000	8,588,773

TOTAL U.S. TREASURY SECURITIES (Cost $94,684,241)		93,963,121

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 11.0%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.5%
FHLMC, VRN, 1.75%, 8/15/13	249,826	249,926
FHLMC, VRN, 1.85%, 8/15/13	592,298	594,548
FHLMC, VRN, 1.97%, 8/15/13	357,023	358,936
FHLMC, VRN, 1.98%, 8/15/13	448,847	451,884
FHLMC, VRN, 2.07%, 8/15/13	797,631	796,695
FHLMC, VRN, 2.36%, 8/15/13	959,977	942,313
FHLMC, VRN, 2.37%, 8/15/13	979,397	959,486
FHLMC, VRN, 2.43%, 8/15/13	224,627	238,199
FHLMC, VRN, 2.59%, 8/15/13	157,661	163,170
FHLMC, VRN, 2.90%, 8/15/13	226,785	230,596
FHLMC, VRN, 3.22%, 8/15/13	157,188	165,264
FHLMC, VRN, 3.28%, 8/15/13	577,651	597,120
FHLMC, VRN, 3.80%, 8/15/13	273,080	286,539
FHLMC, VRN, 4.05%, 8/15/13	290,194	306,612
FHLMC, VRN, 4.36%, 8/15/13	715,161	747,202
FHLMC, VRN, 5.20%, 8/15/13	176,976	185,754
FHLMC, VRN, 5.41%, 8/15/13	241,734	255,893
FHLMC, VRN, 5.80%, 8/15/13	491,288	515,851
FHLMC, VRN, 5.96%, 8/15/13	709,314	759,841
FHLMC, VRN, 6.14%, 8/15/13	216,003	231,515
FNMA, VRN, 2.71%, 8/25/13	473,751	473,595
FNMA, VRN, 3.31%, 8/25/13	230,532	237,559
FNMA, VRN, 3.35%, 8/25/13	219,762	232,972
FNMA, VRN, 3.84%, 8/25/13	413,089	434,339
FNMA, VRN, 3.93%, 8/25/13	304,818	321,004
FNMA, VRN, 3.95%, 8/25/13	135,762	143,961
FNMA, VRN, 5.41%, 8/25/13	310,781	333,654

		11,214,428

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 9.5%
FHLMC, 4.50%, 1/1/19	391,802	414,461
FHLMC, 6.50%, 1/1/28	35,096	40,222
FHLMC, 5.50%, 12/1/33	344,528	382,149
FHLMC, 5.00%, 7/1/35	3,177,417	3,417,152
FHLMC, 5.50%, 1/1/38	543,495	586,861
FHLMC, 6.00%, 8/1/38	112,262	122,990
FHLMC, 4.00%, 4/1/41	1,214,263	1,266,168
FHLMC, 6.50%, 7/1/47	22,847	25,191
FNMA, 6.00%, 1/1/14	1,810	1,825
FNMA, 6.00%, 4/1/14	11,143	11,281
FNMA, 4.50%, 5/1/19	344,981	368,213
FNMA, 4.50%, 5/1/19	129,374	138,010
FNMA, 5.00%, 9/1/20	696,565	742,735
FNMA, 6.50%, 1/1/28	21,671	22,314
FNMA, 6.50%, 1/1/29	52,503	60,254
FNMA, 7.50%, 7/1/29	114,033	130,841
FNMA, 7.50%, 9/1/30	29,234	34,861
FNMA, 5.00%, 7/1/31	1,573,857	1,743,247
FNMA, 6.50%, 9/1/31	38,836	44,669
FNMA, 7.00%, 9/1/31	14,397	16,801
FNMA, 6.50%, 1/1/32	86,466	99,508
FNMA, 6.50%, 8/1/32	58,824	65,308
FNMA, 5.50%, 6/1/33	187,591	204,207
FNMA, 5.50%, 7/1/33	340,946	373,039
FNMA, 5.50%, 8/1/33	610,951	668,921
FNMA, 5.50%, 9/1/33	362,987	405,527
FNMA, 5.00%, 11/1/33	1,067,283	1,155,770
FNMA, 5.00%, 4/1/35	1,652,884	1,783,587
FNMA, 4.50%, 9/1/35	770,710	816,986
FNMA, 5.00%, 2/1/36	1,061,564	1,147,057
FNMA, 5.50%, 4/1/36	431,366	470,494
FNMA, 5.50%, 5/1/36	837,848	913,135
FNMA, 5.00%, 11/1/36	2,781,965	3,003,098
FNMA, 5.50%, 2/1/37	228,831	249,380
FNMA, 6.00%, 7/1/37	2,102,260	2,321,195
FNMA, 6.50%, 8/1/37	225,187	248,378
FNMA, 4.50%, 8/1/40	3,244,790	3,444,823
FNMA, 4.50%, 9/1/40	4,907,287	5,232,985
FNMA, 3.50%, 1/1/41	2,496,961	2,521,128
FNMA, 4.00%, 1/1/41	1,897,824	1,983,378
FNMA, 4.50%, 1/1/41	1,550,959	1,660,545
FNMA, 4.50%, 2/1/41	1,241,344	1,317,544
FNMA, 4.00%, 5/1/41	2,577,216	2,680,224
FNMA, 4.50%, 7/1/41	889,492	948,481
FNMA, 4.50%, 9/1/41	1,006,577	1,069,913
FNMA, 4.00%, 12/1/41	2,040,934	2,125,188
FNMA, 4.00%, 1/1/42	1,772,091	1,842,728
FNMA, 4.00%, 1/1/42	1,233,939	1,283,575
FNMA, 4.00%, 3/1/42	1,724,646	1,794,376
FNMA, 3.50%, 5/1/42	3,168,599	3,199,343
FNMA, 3.50%, 6/1/42	956,300	965,898

FNMA, 3.50%, 9/1/42	3,134,572	3,164,420
FNMA, 3.00%, 11/1/42	2,177,775	2,116,679
FNMA, 6.50%, 6/1/47	33,054	36,268
FNMA, 6.50%, 8/1/47	43,831	48,155
FNMA, 6.50%, 8/1/47	64,682	71,000
FNMA, 6.50%, 9/1/47	202,615	222,315
FNMA, 6.50%, 9/1/47	5,779	6,343
FNMA, 6.50%, 9/1/47	43,614	47,864
FNMA, 6.50%, 9/1/47	51,327	56,315
FNMA, 6.50%, 9/1/47	16,162	17,744
GNMA, 7.00%, 4/20/26	86,471	101,226
GNMA, 7.50%, 8/15/26	47,977	56,557
GNMA, 7.00%, 2/15/28	14,315	14,679
GNMA, 7.50%, 2/15/28	17,989	18,561
GNMA, 7.00%, 12/15/28	23,805	24,989
GNMA, 7.00%, 5/15/31	96,935	115,446
GNMA, 5.50%, 11/15/32	397,959	438,117
GNMA, 4.00%, 1/20/41	2,157,161	2,266,089
GNMA, 4.50%, 5/20/41	1,343,816	1,440,946
GNMA, 4.50%, 6/15/41	1,051,575	1,138,289
GNMA, 4.00%, 12/15/41	2,177,226	2,278,044
GNMA, 3.50%, 6/20/42	2,212,539	2,258,110
GNMA, 3.50%, 7/20/42	1,074,088	1,096,211

		72,600,331

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $83,217,083)		83,814,759

CORPORATE BONDS — 9.8%

AEROSPACE AND DEFENSE — 0.1%
L-3 Communications Corp., 4.75%, 7/15/20	90,000	94,686
Lockheed Martin Corp., 4.25%, 11/15/19	250,000	273,948
Raytheon Co., 2.50%, 12/15/22	210,000	194,520
United Technologies Corp., 6.05%, 6/1/36	250,000	303,364
United Technologies Corp., 5.70%, 4/15/40	120,000	142,487
United Technologies Corp., 4.50%, 6/1/42	30,000	30,153

		1,039,158

AUTOMOBILES — 0.2%
American Honda Finance Corp., 2.50%, 9/21/15(4)	220,000	227,600
American Honda Finance Corp., 1.50%, 9/11/17(4)	70,000	68,937
Daimler Finance North America LLC, 1.30%, 7/31/15(4)	200,000	200,989
Daimler Finance North America LLC, 2.625%, 9/15/16(4)	210,000	217,037
Ford Motor Co., 4.75%, 1/15/43	40,000	36,480
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	210,000	228,287
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	150,000	185,096
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	440,000	489,060

		1,653,486

BEVERAGES — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	510,000	647,378
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	330,000	310,504
Brown-Forman Corp., 3.75%, 1/15/43	50,000	43,487
Coca-Cola Co. (The), 1.80%, 9/1/16	180,000	184,688

Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	60,000	62,571
PepsiCo, Inc., 2.75%, 3/1/23	110,000	103,879
Pernod-Ricard SA, 2.95%, 1/15/17(4)	180,000	184,613
SABMiller Holdings, Inc., 2.45%, 1/15/17(4)	330,000	338,738
SABMiller Holdings, Inc., 3.75%, 1/15/22(4)	200,000	204,258

		2,080,116

BIOTECHNOLOGY — 0.1%
Amgen, Inc., 2.125%, 5/15/17	140,000	141,876
Amgen, Inc., 4.10%, 6/15/21	100,000	104,203
Amgen, Inc., 5.375%, 5/15/43	160,000	164,467
Celgene Corp., 3.25%, 8/15/22	110,000	105,600
Gilead Sciences, Inc., 4.40%, 12/1/21	140,000	150,250

		666,396

CAPITAL MARKETS — 0.1%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	330,000	382,548
Jefferies Group, Inc., 5.125%, 4/13/18	110,000	117,350

		499,898

CHEMICALS — 0.1%
Ashland, Inc., 4.75%, 8/15/22(4)	100,000	99,000
Dow Chemical Co. (The), 2.50%, 2/15/16	110,000	114,100
Dow Chemical Co. (The), 4.25%, 11/15/20	100,000	106,218
Eastman Chemical Co., 2.40%, 6/1/17	50,000	50,683
Eastman Chemical Co., 3.60%, 8/15/22	248,000	244,108
Ecolab, Inc., 4.35%, 12/8/21	250,000	264,748
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	221,820

		1,100,677

COMMERCIAL BANKS — 0.8%
Bank of America N.A., 5.30%, 3/15/17	870,000	952,439
Bank of Montreal, MTN, 1.45%, 4/9/18	120,000	116,821
Bank of Nova Scotia, 2.55%, 1/12/17	150,000	155,222
Barclays Bank plc, 5.14%, 10/14/20	140,000	145,383
BB&T Corp., 5.70%, 4/30/14	60,000	62,299
BB&T Corp., 3.20%, 3/15/16	170,000	178,589
BB&T Corp., MTN, 2.05%, 6/19/18	100,000	99,693
Capital One Financial Corp., 1.00%, 11/6/15	90,000	89,426
Capital One Financial Corp., 4.75%, 7/15/21	170,000	181,499
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	430,000	433,980
HBOS plc, MTN, 6.75%, 5/21/18(4)	100,000	108,614
HSBC Bank plc, 3.50%, 6/28/15(4)	140,000	146,783
Intesa Sanpaolo SpA, 3.875%, 1/16/18	40,000	38,944
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	250,000	279,725
KFW, 4.125%, 10/15/14	240,000	251,121
KFW, 2.00%, 6/1/16	260,000	269,305
KFW, 2.00%, 10/4/22	300,000	280,100
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	250,000	266,705
SunTrust Banks, Inc., 3.60%, 4/15/16	50,000	53,079
Toronto-Dominion Bank (The), 2.375%, 10/19/16	210,000	217,749
U.S. Bancorp., 3.44%, 2/1/16	120,000	126,009
U.S. Bancorp., MTN, 3.00%, 3/15/22	110,000	107,728
U.S. Bancorp., MTN, 2.95%, 7/15/22	60,000	57,053
Wachovia Bank N.A., 4.80%, 11/1/14	251,000	264,069

Wells Fargo & Co., 3.68%, 6/15/16	140,000	149,853
Wells Fargo & Co., 2.10%, 5/8/17	230,000	234,883
Wells Fargo & Co., 5.625%, 12/11/17	20,000	22,982
Wells Fargo & Co., 4.60%, 4/1/21	410,000	447,321

		5,737,374

COMMERCIAL SERVICES AND SUPPLIES†
Republic Services, Inc., 3.80%, 5/15/18	70,000	74,441
Republic Services, Inc., 3.55%, 6/1/22	100,000	97,719
Waste Management, Inc., 6.125%, 11/30/39	120,000	139,474

		311,634

COMMUNICATIONS EQUIPMENT — 0.1%
Apple, Inc., 1.00%, 5/3/18	160,000	154,157
Apple, Inc., 2.40%, 5/3/23	240,000	220,852
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	60,000	56,698
Cisco Systems, Inc., 5.90%, 2/15/39	130,000	154,835

		586,542

COMPUTERS AND PERIPHERALS — 0.1%
Dell, Inc., 2.30%, 9/10/15	90,000	90,518
Dell, Inc., 3.10%, 4/1/16	40,000	39,981
Hewlett-Packard Co., 4.30%, 6/1/21	240,000	239,562
Hewlett-Packard Co., 4.65%, 12/9/21	120,000	122,012
Seagate HDD Cayman, 4.75%, 6/1/23(4)	240,000	230,400

		722,473

CONSTRUCTION MATERIALS†
Owens Corning, 4.20%, 12/15/22	120,000	117,656

CONSUMER FINANCE — 0.3%
American Express Centurion Bank, 6.00%, 9/13/17	250,000	287,872
American Express Co., 1.55%, 5/22/18	220,000	214,735
American Express Credit Corp., 1.30%, 7/29/16	180,000	180,590
American Express Credit Corp., MTN, 2.75%, 9/15/15	200,000	207,771
American Express Credit Corp., MTN, 2.375%, 3/24/17	100,000	103,241
Discover Bank, 2.00%, 2/21/18	250,000	243,750
Equifax, Inc., 3.30%, 12/15/22	140,000	132,124
PNC Bank N.A., 6.00%, 12/7/17	290,000	336,575
SLM Corp., 6.25%, 1/25/16	80,000	85,500
SLM Corp., MTN, 5.00%, 10/1/13	180,000	181,125

		1,973,283

CONTAINERS AND PACKAGING†
Ball Corp., 6.75%, 9/15/20	120,000	130,500
Ball Corp., 4.00%, 11/15/23	130,000	119,438

		249,938

DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 1.60%, 11/1/17	45,000	44,162
Catholic Health Initiatives, 2.95%, 11/1/22	110,000	102,322
Johns Hopkins University, 4.08%, 7/1/53	45,000	41,472

		187,956

DIVERSIFIED FINANCIAL SERVICES — 1.7%
Bank of America Corp., 4.50%, 4/1/15	260,000	273,325

Bank of America Corp., 3.75%, 7/12/16	400,000	423,173
Bank of America Corp., 6.50%, 8/1/16	480,000	544,341
Bank of America Corp., 5.75%, 12/1/17	320,000	361,273
Bank of America Corp., 5.625%, 7/1/20	110,000	123,602
Bank of America Corp., 5.70%, 1/24/22	220,000	247,703
Citigroup, Inc., 4.75%, 5/19/15	70,000	74,194
Citigroup, Inc., 4.45%, 1/10/17	100,000	107,991
Citigroup, Inc., 5.50%, 2/15/17	50,000	54,846
Citigroup, Inc., 6.125%, 11/21/17	680,000	779,559
Citigroup, Inc., 1.75%, 5/1/18	370,000	357,884
Citigroup, Inc., 4.50%, 1/14/22	560,000	591,513
Citigroup, Inc., 4.05%, 7/30/22	70,000	68,213
Deutsche Bank AG, VRN, 4.30%, 5/24/23	200,000	182,137
Deutsche Bank AG (London), 3.875%, 8/18/14	190,000	196,141
General Electric Capital Corp., 2.25%, 11/9/15	200,000	205,131
General Electric Capital Corp., 5.625%, 9/15/17	450,000	512,601
General Electric Capital Corp., 5.30%, 2/11/21	40,000	43,927
General Electric Capital Corp., MTN, 5.00%, 1/8/16	200,000	218,522
General Electric Capital Corp., MTN, 2.30%, 4/27/17	420,000	426,674
General Electric Capital Corp., MTN, 6.00%, 8/7/19	870,000	1,015,766
Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18	500,000	565,128
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	290,000	286,945
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	130,000	130,438
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20	110,000	121,277
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	550,000	613,670
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	130,000	137,229
HSBC Holdings plc, 5.10%, 4/5/21	230,000	253,621
HSBC Holdings plc, 4.00%, 3/30/22	430,000	440,200
JPMorgan Chase & Co., 6.00%, 1/15/18	795,000	915,446
JPMorgan Chase & Co., 4.625%, 5/10/21	460,000	494,670
JPMorgan Chase & Co., 3.25%, 9/23/22	120,000	114,524
Morgan Stanley, 4.75%, 3/22/17	130,000	139,870
Morgan Stanley, 6.625%, 4/1/18	690,000	796,708
Morgan Stanley, 5.625%, 9/23/19	150,000	166,346
Morgan Stanley, 5.75%, 1/25/21	200,000	223,000
Morgan Stanley, 4.875%, 11/1/22	50,000	50,248
Morgan Stanley, 3.75%, 2/25/23	190,000	183,223
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	90,000	87,334
UBS AG (Stamford Branch), 5.875%, 12/20/17	321,000	371,442

		12,899,835

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc., 2.625%, 12/1/22	290,000	265,667
AT&T, Inc., 6.55%, 2/15/39	290,000	338,680
AT&T, Inc., 4.30%, 12/15/42	130,000	113,749
British Telecommunications plc, 5.95%, 1/15/18	270,000	312,353
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	140,000	150,150
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(4)	50,000	50,679
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	210,000	253,615
Telecom Italia Capital SA, 7.00%, 6/4/18	30,000	33,299
Telefonica Emisiones SAU, 5.88%, 7/15/19	160,000	173,843
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	104,571
Verizon Communications, Inc., 7.35%, 4/1/39	160,000	205,216
Verizon Communications, Inc., 4.75%, 11/1/41	50,000	47,122

Windstream Corp., 7.875%, 11/1/17	60,000	67,500

		2,116,444

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS†
Jabil Circuit, Inc., 7.75%, 7/15/16	200,000	229,500
Jabil Circuit, Inc., 5.625%, 12/15/20	50,000	52,625

		282,125

ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16	120,000	125,457
Ensco plc, 4.70%, 3/15/21	130,000	139,649
Transocean, Inc., 5.05%, 12/15/16	40,000	43,880
Transocean, Inc., 2.50%, 10/15/17	140,000	139,685
Transocean, Inc., 6.50%, 11/15/20	100,000	112,704
Transocean, Inc., 6.375%, 12/15/21	50,000	56,555
Weatherford International Ltd., 9.625%, 3/1/19	120,000	154,197

		772,127

FOOD AND STAPLES RETAILING — 0.2%
CVS Caremark Corp., 2.75%, 12/1/22	170,000	160,748
Kroger Co. (The), 6.40%, 8/15/17	200,000	232,152
Kroger Co. (The), 5.15%, 8/1/43	70,000	70,444
Safeway, Inc., 4.75%, 12/1/21	70,000	71,654
Wal-Mart Stores, Inc., 2.55%, 4/11/23	50,000	47,084
Wal-Mart Stores, Inc., 5.875%, 4/5/27	468,000	573,172
Wal-Mart Stores, Inc., 5.625%, 4/15/41	110,000	128,930
Walgreen Co., 1.80%, 9/15/17	90,000	89,976
Walgreen Co., 3.10%, 9/15/22	240,000	229,716

		1,603,876

FOOD PRODUCTS — 0.1%
Kellogg Co., 4.45%, 5/30/16	200,000	218,326
Kraft Foods Group, Inc., 6.125%, 8/23/18	81,000	95,494
Kraft Foods Group, Inc., 5.00%, 6/4/42	220,000	223,432
Mead Johnson Nutrition Co., 3.50%, 11/1/14	120,000	123,266
Mondelez International, Inc., 6.125%, 2/1/18	29,000	33,804
Mondelez International, Inc., 6.50%, 2/9/40	140,000	169,763
Tyson Foods, Inc., 4.50%, 6/15/22	50,000	51,596

		915,681

GAS UTILITIES — 0.5%
El Paso Corp., 7.25%, 6/1/18	150,000	171,352
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	210,000	245,689
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	152,537
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	108,679
Energy Transfer Partners LP, 3.60%, 2/1/23	120,000	113,718
Energy Transfer Partners LP, 6.50%, 2/1/42	180,000	198,458
Enterprise Products Operating LLC, 3.70%, 6/1/15	150,000	157,635
Enterprise Products Operating LLC, 6.30%, 9/15/17	300,000	351,483
Enterprise Products Operating LLC, 4.85%, 3/15/44	150,000	146,301
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	170,000	191,009
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	170,000	202,791
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	170,000	169,907
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	147,728
Magellan Midstream Partners LP, 6.55%, 7/15/19	150,000	179,004

MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	150,000	141,750
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	40,000	42,573
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	310,000	310,975
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	190,000	178,883
TransCanada PipeLines Ltd., 2.50%, 8/1/22	200,000	186,352
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	46,196
Williams Partners LP, 4.125%, 11/15/20	200,000	202,098

		3,645,118

HEALTH CARE EQUIPMENT AND SUPPLIES†
Baxter International, Inc., 3.20%, 6/15/23	80,000	78,621
Medtronic, Inc., 2.75%, 4/1/23	200,000	189,578

		268,199

HEALTH CARE PROVIDERS AND SERVICES — 0.2%
Aetna, Inc., 2.75%, 11/15/22	130,000	120,790
Express Scripts Holding Co., 2.65%, 2/15/17	510,000	524,991
Express Scripts, Inc., 7.25%, 6/15/19	260,000	318,558
NYU Hospitals Center, 4.43%, 7/1/42	90,000	78,373
UnitedHealth Group, Inc., 2.875%, 3/15/23	130,000	122,935
UnitedHealth Group, Inc., 4.25%, 3/15/43	120,000	111,083
Universal Health Services, Inc., 7.125%, 6/30/16	160,000	179,200
WellPoint, Inc., 3.125%, 5/15/22	100,000	95,453
WellPoint, Inc., 3.30%, 1/15/23	70,000	67,098
WellPoint, Inc., 5.80%, 8/15/40	60,000	65,581

		1,684,062

HOTELS, RESTAURANTS AND LEISURE†
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	160,000	162,000
Wyndham Worldwide Corp., 2.95%, 3/1/17	110,000	112,323

		274,323

HOUSEHOLD DURABLES — 0.1%
D.R. Horton, Inc., 3.625%, 2/15/18	170,000	167,237
Lennar Corp., 4.75%, 12/15/17	110,000	112,888
Mohawk Industries, Inc., 3.85%, 2/1/23	100,000	96,911
Toll Brothers Finance Corp., 6.75%, 11/1/19	100,000	113,500

		490,536

INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(4)	80,000	81,200
General Electric Co., 5.25%, 12/6/17	230,000	262,573
General Electric Co., 2.70%, 10/9/22	110,000	105,002
General Electric Co., 4.125%, 10/9/42	90,000	84,293

		533,068

INSURANCE — 0.5%
Allstate Corp. (The), 4.50%, 6/15/43	80,000	78,985
American International Group, Inc., 3.65%, 1/15/14	70,000	70,978
American International Group, Inc., 5.85%, 1/16/18	210,000	239,608
American International Group, Inc., 6.40%, 12/15/20	220,000	260,184
American International Group, Inc., 4.875%, 6/1/22	330,000	359,802
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	140,000	150,080
Berkshire Hathaway, Inc., 3.00%, 5/15/22	90,000	88,110
Berkshire Hathaway, Inc., 4.50%, 2/11/43	220,000	211,046

Genworth Holdings, Inc., 7.20%, 2/15/21	70,000	81,354
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	220,000	242,995
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	50,000	56,229
ING U.S., Inc., 5.50%, 7/15/22(4)	140,000	151,530
ING U.S., Inc., 5.70%, 7/15/43(4)	160,000	160,505
International Lease Finance Corp., 5.75%, 5/15/16	80,000	84,706
Liberty Mutual Group, Inc., 4.95%, 5/1/22(4)	60,000	62,338
Liberty Mutual Group, Inc., 6.50%, 5/1/42(4)	70,000	78,313
Lincoln National Corp., 6.25%, 2/15/20	160,000	186,931
Markel Corp., 4.90%, 7/1/22	190,000	202,597
Markel Corp., 3.625%, 3/30/23	50,000	48,093
MetLife, Inc., 6.75%, 6/1/16	150,000	173,267
MetLife, Inc., 1.76%, 12/15/17	90,000	89,285
MetLife, Inc., 4.125%, 8/13/42	110,000	99,584
Metropolitan Life Global Funding I, 3.00%, 1/10/23(4)	100,000	95,570
Principal Financial Group, Inc., 3.30%, 9/15/22	70,000	68,343
Prudential Financial, Inc., 7.375%, 6/15/19	100,000	124,221
Prudential Financial, Inc., 5.375%, 6/21/20	70,000	79,529
Prudential Financial, Inc., 5.625%, 5/12/41	220,000	242,336
Travelers Cos., Inc. (The), 4.60%, 8/1/43(5)	100,000	101,504

		3,888,023

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	100,000	102,375
Fidelity National Information Services, Inc., 3.50%, 4/15/23	110,000	101,700
International Business Machines Corp., 1.95%, 7/22/16	410,000	423,808

		627,883

LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	140,000	138,011

MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	220,000	212,193
Deere & Co., 5.375%, 10/16/29	200,000	225,937

		438,130

MEDIA — 0.7%
CBS Corp., 3.375%, 3/1/22	120,000	116,066
CBS Corp., 4.85%, 7/1/42	110,000	102,285
Comcast Corp., 5.90%, 3/15/16	339,000	381,534
Comcast Corp., 6.50%, 11/15/35	45,000	54,291
Comcast Corp., 6.40%, 5/15/38	230,000	275,139
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	155,000	161,957
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	380,000	401,123
Discovery Communications LLC, 5.625%, 8/15/19	90,000	104,355
Discovery Communications LLC, 3.25%, 4/1/23	100,000	94,987
DISH DBS Corp., 7.125%, 2/1/16	50,000	55,000
Lamar Media Corp., 9.75%, 4/1/14	150,000	157,875
NBCUniversal Media LLC, 5.15%, 4/30/20	90,000	102,916
NBCUniversal Media LLC, 4.375%, 4/1/21	380,000	412,593
NBCUniversal Media LLC, 2.875%, 1/15/23	120,000	114,413
News America, Inc., 3.00%, 9/15/22	240,000	226,977
News America, Inc., 6.90%, 8/15/39	150,000	179,869
Omnicom Group, Inc., 3.625%, 5/1/22	50,000	49,327
Qwest Corp., 7.50%, 10/1/14	200,000	213,060

SBA Telecommunications, Inc., 8.25%, 8/15/19	78,000	84,825
Time Warner Cable, Inc., 6.75%, 7/1/18	240,000	268,709
Time Warner Cable, Inc., 4.50%, 9/15/42	120,000	92,945
Time Warner, Inc., 3.15%, 7/15/15	140,000	146,202
Time Warner, Inc., 4.875%, 3/15/20	110,000	120,164
Time Warner, Inc., 3.40%, 6/15/22	70,000	68,647
Time Warner, Inc., 7.70%, 5/1/32	200,000	260,585
Time Warner, Inc., 5.375%, 10/15/41	100,000	102,746
Viacom, Inc., 4.375%, 9/15/14	150,000	156,008
Viacom, Inc., 4.50%, 3/1/21	110,000	117,207
Viacom, Inc., 3.125%, 6/15/22	90,000	85,093
Virgin Media Secured Finance plc, 6.50%, 1/15/18	200,000	209,500
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	130,000	121,082

		5,037,480

METALS AND MINING — 0.2%
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	50,000	42,466
ArcelorMittal, 5.75%, 8/5/20	120,000	120,450
Barrick North America Finance LLC, 4.40%, 5/30/21	130,000	118,243
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23(4)	70,000	63,511
Newmont Mining Corp., 3.50%, 3/15/22	20,000	17,276
Newmont Mining Corp., 6.25%, 10/1/39	120,000	114,673
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	80,000	79,591
Southern Copper Corp., 5.25%, 11/8/42	60,000	48,024
Teck Resources Ltd., 5.375%, 10/1/15	70,000	75,890
Teck Resources Ltd., 3.15%, 1/15/17	110,000	112,321
Vale Overseas Ltd., 5.625%, 9/15/19	310,000	338,057
Vale Overseas Ltd., 4.625%, 9/15/20	260,000	260,401
Xstrata Canada Financial Corp., 4.95%, 11/15/21(4)	110,000	107,893

		1,498,796

MULTI-UTILITIES — 0.6%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	70,000	60,637
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	81,000	89,086
CMS Energy Corp., 4.25%, 9/30/15	160,000	169,502
CMS Energy Corp., 8.75%, 6/15/19	180,000	233,815
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	90,000	82,526
Constellation Energy Group, Inc., 5.15%, 12/1/20	80,000	87,608
Consumers Energy Co., 2.85%, 5/15/22	50,000	48,830
Dominion Resources, Inc., 6.40%, 6/15/18	190,000	227,014
Dominion Resources, Inc., 2.75%, 9/15/22	210,000	200,700
Dominion Resources, Inc., 4.90%, 8/1/41	130,000	133,042
DPL, Inc., 6.50%, 10/15/16	250,000	266,250
Duke Energy Corp., 6.30%, 2/1/14	100,000	102,741
Duke Energy Corp., 3.95%, 9/15/14	130,000	134,611
Duke Energy Corp., 1.625%, 8/15/17	150,000	148,947
Duke Energy Corp., 3.55%, 9/15/21	90,000	91,223
Duke Energy Florida, Inc., 6.35%, 9/15/37	110,000	136,785
Edison International, 3.75%, 9/15/17	130,000	137,580
Exelon Generation Co. LLC, 5.20%, 10/1/19	150,000	166,224
Exelon Generation Co. LLC, 4.00%, 10/1/20	120,000	122,719
Exelon Generation Co. LLC, 5.60%, 6/15/42	70,000	71,431
FirstEnergy Corp., 4.25%, 3/15/23	100,000	91,551
Florida Power Corp., 3.85%, 11/15/42	220,000	197,242

Georgia Power Co., 4.30%, 3/15/42	70,000	65,533
Ipalco Enterprises, Inc., 5.00%, 5/1/18	50,000	52,250
Nisource Finance Corp., 4.45%, 12/1/21	70,000	72,609
Nisource Finance Corp., 5.25%, 2/15/43	70,000	69,299
Northern States Power Co., 3.40%, 8/15/42	70,000	59,424
Pacific Gas & Electric Co., 5.80%, 3/1/37	80,000	92,357
Pacific Gas & Electric Co., 4.45%, 4/15/42	50,000	48,746
PacifiCorp, 6.00%, 1/15/39	110,000	133,742
Progress Energy, Inc., 3.15%, 4/1/22	90,000	87,617
Public Service Company of Colorado, 4.75%, 8/15/41	50,000	52,736
Sempra Energy, 6.50%, 6/1/16	200,000	228,915
Sempra Energy, 2.875%, 10/1/22	100,000	93,662
Southern Power Co., 5.15%, 9/15/41	40,000	40,547
Xcel Energy, Inc., 4.80%, 9/15/41	50,000	50,167

		4,147,668

MULTILINE RETAIL†
Target Corp., 4.00%, 7/1/42	70,000	65,248

OFFICE ELECTRONICS†
Xerox Corp., 2.95%, 3/15/17	80,000	82,446

OIL, GAS AND CONSUMABLE FUELS — 0.7%
Anadarko Petroleum Corp., 5.95%, 9/15/16	40,000	45,262
Anadarko Petroleum Corp., 6.45%, 9/15/36	90,000	105,860
Apache Corp., 2.625%, 1/15/23	260,000	241,697
Apache Corp., 4.75%, 4/15/43	40,000	38,893
BP Capital Markets plc, 3.20%, 3/11/16	120,000	126,733
BP Capital Markets plc, 2.25%, 11/1/16	180,000	185,869
BP Capital Markets plc, 4.50%, 10/1/20	100,000	108,739
Cenovus Energy, Inc., 4.50%, 9/15/14	140,000	145,769
Chevron Corp., 2.43%, 6/24/20	80,000	79,494
ConocoPhillips, 5.75%, 2/1/19	240,000	282,108
ConocoPhillips Holding Co., 6.95%, 4/15/29	40,000	51,962
Denbury Resources, Inc., 4.625%, 7/15/23	110,000	100,788
Devon Energy Corp., 1.875%, 5/15/17	60,000	59,562
Devon Energy Corp., 5.60%, 7/15/41	140,000	147,540
EOG Resources, Inc., 5.625%, 6/1/19	150,000	177,508
EOG Resources, Inc., 4.10%, 2/1/21	130,000	139,736
Hess Corp., 6.00%, 1/15/40	80,000	88,425
Marathon Petroleum Corp., 3.50%, 3/1/16	210,000	221,934
Newfield Exploration Co., 6.875%, 2/1/20	200,000	214,000
Noble Energy, Inc., 4.15%, 12/15/21	150,000	155,939
Peabody Energy Corp., 7.375%, 11/1/16	40,000	44,800
Pemex Project Funding Master Trust, 6.625%, 6/15/35	50,000	53,750
Petro-Canada, 6.80%, 5/15/38	110,000	134,032
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	200,000	207,717
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	310,000	310,473
Petroleos Mexicanos, 6.00%, 3/5/20	120,000	134,700
Petroleos Mexicanos, 4.875%, 1/24/22	80,000	82,400
Petroleos Mexicanos, 3.50%, 1/30/23(4)	60,000	55,050
Petroleos Mexicanos, 5.50%, 6/27/44(4)	50,000	45,925
Phillips 66, 4.30%, 4/1/22	230,000	237,429
Pioneer Natural Resources Co., 3.95%, 7/15/22	190,000	188,908
Shell International Finance BV, 2.375%, 8/21/22	130,000	122,153

Shell International Finance BV, 3.625%, 8/21/42	140,000	124,238
Statoil ASA, 2.45%, 1/17/23	190,000	176,730
Statoil ASA, 3.95%, 5/15/43	50,000	45,602
Talisman Energy, Inc., 7.75%, 6/1/19	170,000	209,799
Tesoro Corp., 5.375%, 10/1/22	50,000	49,750
Total Capital Canada Ltd., 2.75%, 7/15/23	120,000	112,621

		5,053,895

PAPER AND FOREST PRODUCTS — 0.1%
Domtar Corp., 4.40%, 4/1/22	120,000	115,745
Georgia-Pacific LLC, 5.40%, 11/1/20(4)	450,000	508,008
International Paper Co., 6.00%, 11/15/41	130,000	142,981

		766,734

PHARMACEUTICALS — 0.3%
AbbVie, Inc., 1.75%, 11/6/17(4)	300,000	296,875
AbbVie, Inc., 4.40%, 11/6/42(4)	60,000	57,169
Actavis, Inc., 1.875%, 10/1/17	120,000	118,427
Actavis, Inc., 4.625%, 10/1/42	60,000	55,201
Bristol-Myers Squibb Co., 3.25%, 8/1/42	80,000	64,809
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	250,000	243,413
Merck & Co., Inc., 2.40%, 9/15/22	250,000	233,412
Merck & Co., Inc., 2.80%, 5/18/23	250,000	238,663
Merck & Co., Inc., 3.60%, 9/15/42	140,000	120,516
Mylan, Inc., 3.125%, 1/15/23(4)	120,000	109,701
Roche Holdings, Inc., 6.00%, 3/1/19(4)	460,000	548,090
Roche Holdings, Inc., 7.00%, 3/1/39(4)	70,000	95,130
Sanofi, 4.00%, 3/29/21	95,000	101,536
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	30,000	28,687
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	260,000	270,174

		2,581,803

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.4%
American Tower Corp., 4.50%, 1/15/18	90,000	95,822
American Tower Corp., 4.70%, 3/15/22	170,000	170,626
Boston Properties LP, 3.80%, 2/1/24	80,000	78,588
BRE Properties, Inc., 3.375%, 1/15/23	200,000	187,884
DDR Corp., 4.75%, 4/15/18	230,000	250,052
DDR Corp., 3.375%, 5/15/23	150,000	139,504
Essex Portfolio LP, 3.625%, 8/15/22	150,000	145,142
Essex Portfolio LP, 3.25%, 5/1/23	50,000	46,396
HCP, Inc., 3.75%, 2/1/16	200,000	210,863
Health Care REIT, Inc., 2.25%, 3/15/18	110,000	108,775
Health Care REIT, Inc., 3.75%, 3/15/23	220,000	212,948
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	93,084
Kilroy Realty LP, 3.80%, 1/15/23	190,000	181,166
Reckson Operating Partnership LP, 6.00%, 3/31/16	125,000	136,786
Simon Property Group LP, 5.75%, 12/1/15	160,000	176,379
UDR, Inc., 4.25%, 6/1/18	110,000	117,367
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	95,000	99,643
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19	100,000	104,990
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	60,000	63,288
WEA Finance LLC, 4.625%, 5/10/21(4)	90,000	95,401

		2,714,704

REAL ESTATE MANAGEMENT AND DEVELOPMENT†
ProLogis LP, 6.625%, 12/1/19	160,000	188,064

ROAD AND RAIL — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	176,000	183,287
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	60,000	61,186
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	180,000	171,235
CSX Corp., 4.25%, 6/1/21	110,000	117,721
Norfolk Southern Corp., 3.25%, 12/1/21	200,000	198,452
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(4)	40,000	39,942
Union Pacific Corp., 4.00%, 2/1/21	100,000	106,961
Union Pacific Corp., 4.75%, 9/15/41	150,000	152,125

		1,030,909

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Intel Corp., 1.35%, 12/15/17	140,000	137,678

SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17	254,000	284,132
Oracle Corp., 2.50%, 10/15/22	260,000	242,493
Oracle Corp., 3.625%, 7/15/23	280,000	283,928

		810,553

SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 5.95%, 4/1/41	360,000	442,225
Staples, Inc., 4.375%, 1/12/23	120,000	118,066
United Rentals North America, Inc., 5.75%, 7/15/18	140,000	150,500

		710,791

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Gap, Inc. (The), 5.95%, 4/12/21	90,000	101,401
Hanesbrands, Inc., 6.375%, 12/15/20	100,000	110,125
L Brands, Inc., 6.90%, 7/15/17	100,000	113,500
PVH Corp., 4.50%, 12/15/22	120,000	117,900

		442,926

TOBACCO — 0.1%
Altria Group, Inc., 9.25%, 8/6/19	127,000	169,428
Altria Group, Inc., 2.85%, 8/9/22	270,000	249,860
Philip Morris International, Inc., 4.125%, 5/17/21	180,000	190,025

		609,313

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Alltel Corp., 7.875%, 7/1/32	50,000	67,759
America Movil SAB de CV, 5.00%, 3/30/20	110,000	119,571
America Movil SAB de CV, 3.125%, 7/16/22	310,000	289,828
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	180,000	234,047
Vodafone Group plc, 5.625%, 2/27/17	110,000	123,411
Vodafone Group plc, 2.50%, 9/26/22	70,000	62,639

		897,255

TOTAL CORPORATE BONDS (Cost $72,753,930)		74,280,291

COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 1.6%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	268,343	270,303

Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	24,225	24,313
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 8/1/13	350,000	376,888
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 8/1/13	300,000	320,718
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(4)	500,000	474,479
BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/5/36(4)	450,000	423,635
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	240,000	239,404
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.22%, 8/1/13	275,000	294,529
Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39	603,419	610,737
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 8/1/13	575,000	584,094
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 8/1/13	480,000	499,969
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 8/1/13	158,000	165,324
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 8/1/13	600,000	615,868
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	345,000	362,835
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	1,000,000	1,050,021
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(4)	525,000	524,597
Irvine Core Office Trust, Series 2013-IRV, Class A2, VRN, 3.17%, 8/10/13(4)	450,000	427,358
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	343,745	348,979
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	1,000,000	1,015,295
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.53%, 8/11/13	300,000	306,263
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 8/11/13	125,000	130,595
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 8/11/13	400,000	425,236
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 8/11/13	425,000	455,614
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	33,170	33,147
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	793,732	825,329
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	49,705	50,233
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	1,100,000	1,141,033

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $12,204,362)		11,996,796

COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 1.5%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	66,156	68,463
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	510,937	383,528
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	83,550	85,581
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	250,000	256,159
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	122,197	120,397
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.30%, 8/1/13	415,942	416,506
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.31%, 8/1/13	341,974	330,730
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	19,568	19,098
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.73%, 8/1/13	370,023	366,642
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.29%, 8/1/13	238,444	231,887
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.89%, 8/1/13	236,873	233,333
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 8/1/13	523,364	517,220
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.26%, 8/1/13	308,568	316,974
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.77%, 8/1/13	134,787	132,031
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.90%, 8/1/13	568,518	550,805
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2, VRN, 2.50%, 8/1/13(4)	261,098	253,710
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.62%, 8/1/13	540,119	553,274
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	134,936	141,796
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.55%, 8/1/13	692,861	673,558
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.73%, 8/1/13	168,685	174,783
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 8/1/13	202,375	199,932
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	216,872	227,914
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-4, Class A9, 5.50%, 5/25/34	130,437	135,842
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 4.73%, 8/1/13	234,675	236,288
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 8/1/13	391,540	392,861
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	263,877	266,111
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.33%, 8/1/13	114,222	112,750
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.70%, 8/1/13	231,280	233,577
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.68%, 8/1/13	260,886	263,623
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.66%, 8/1/13	196,740	198,744

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	344,907	353,784
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	336,297	340,878
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	203,114	203,737
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	390,124	413,917
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	222,769	232,224
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	175,028	178,383
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.05%, 8/1/13	183,346	180,469
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	820,563	842,851

		10,840,360

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	621,304	684,459
FHLMC, Series 77, Class H, 8.50%, 9/15/20	53,936	58,901

		743,360

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,662,895)		11,583,720

SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%

BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19	$590,000	668,765
Brazilian Government International Bond, 4.875%, 1/22/21	$20,000	21,310

		690,075

CANADA — 0.1%
Hydro-Quebec, 8.40%, 1/15/22	$145,000	195,076
Province of Ontario Canada, 5.45%, 4/27/16	$150,000	168,660
Province of Ontario Canada, 1.00%, 7/22/16	$150,000	150,317
Province of Ontario Canada, 1.60%, 9/21/16	$110,000	112,035

		626,088

CHILE†
Chile Government International Bond, 3.25%, 9/14/21	$100,000	98,650
Chile Government International Bond, 3.625%, 10/30/42	$100,000	83,250

		181,900

COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21	$210,000	217,875

ITALY†
Italy Government International Bond, 6.875%, 9/27/23	$80,000	91,504

MEXICO — 0.2%
Mexico Government International Bond, 5.625%, 1/15/17	$90,000	100,800
Mexico Government International Bond, 5.95%, 3/19/19	$420,000	488,250
Mexico Government International Bond, 5.125%, 1/15/20	$330,000	368,940
Mexico Government International Bond, 6.05%, 1/11/40	$120,000	133,800

Mexico Government International Bond, MTN, 4.75%, 3/8/44	$160,000	148,000

		1,239,790

PERU†
Peruvian Government International Bond, 6.55%, 3/14/37	$70,000	82,600
Peruvian Government International Bond, 5.625%, 11/18/50	$120,000	123,000

		205,600

POLAND†
Poland Government International Bond, 5.125%, 4/21/21	$140,000	152,600

SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	$160,000	169,707
Korea Development Bank (The), 3.25%, 3/9/16	$130,000	135,531
Korea Development Bank (The), 4.00%, 9/9/16	$110,000	117,345

		422,583

TURKEY†
Turkey Government International Bond, 3.25%, 3/23/23	$200,000	174,000

URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45	$70,000	57,330

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $3,904,210)		4,059,345

MUNICIPAL SECURITIES — 0.4%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	50,000	51,746
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	75,000	91,678
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	135,000	166,209
California GO, (Building Bonds), 7.55%, 4/1/39	100,000	135,284
California GO, (Building Bonds), 7.30%, 10/1/39	110,000	144,060
California GO, (Building Bonds), 7.60%, 11/1/40	80,000	108,601
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	245,000	228,227
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	100,000	122,762
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	60,000	67,847
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	105,000	124,235
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	60,000	72,782
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	130,000	142,681
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	200,000	266,740
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	95,000	122,540
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	95,000	112,164
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	110,000	112,105
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	81,694
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	50,100
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	245,000	222,752
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	205,000	228,714

Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	210,000	233,719
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	95,000	100,738
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	105,000	118,604
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	120,000	135,570
Texas GO, (Building Bonds), 5.52%, 4/1/39	50,000	57,901
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	20,000	21,386

TOTAL MUNICIPAL SECURITIES (Cost $3,037,195)		3,320,839

U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
FHLMC, 2.375%, 1/13/22	1,870,000	1,820,619
FNMA, 6.625%, 11/15/30	640,000	869,645

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,725,505)		2,690,264

ASSET-BACKED SECURITIES†
US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27 (Cost $171,613)	170,000	162,350

SHORT-TERM INVESTMENTS — 0.3%
U.S. Treasury Bills, 0.08%, 11/21/13(6) (Cost $2,499,417)	2,500,000	2,499,707

TEMPORARY CASH INVESTMENTS — 2.2%
SSgA U.S. Government Money Market Fund (Cost $16,379,728)	16,379,728	16,379,728

TOTAL INVESTMENT SECURITIES — 100.2% (Cost $659,602,830)		761,233,081

OTHER ASSETS AND LIABILITIES — (0.2)%		(1,599,211)

TOTAL NET ASSETS — 100.0%		$759,633,870

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
5	U.S. Treasury 10-Year Notes	September 2013	632,188	489
3	U.S. Treasury 30-Year Bonds	September 2013	402,187	1,556
			1,034,375	2,045

Notes to Schedule of Investments

FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $19,991.

(3)	Final maturity date indicated, unless otherwise noted.
(4)

Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $6,833,578, which represented 0.9% of total net assets.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(6)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	456,482,161	—	—
U.S. Treasury Securities	—	93,963,121	—
U.S. Government Agency Mortgage-Backed Securities	—	83,814,759	—
Corporate Bonds	—	74,280,291	—
Commercial Mortgage-Backed Securities	—	11,996,796	—
Collateralized Mortgage Obligations	—	11,583,720	—
Sovereign Governments and Agencies	—	4,059,345	—
Municipal Securities	—	3,320,839	—
U.S. Government Agency Securities	—	2,690,264	—
Asset-Backed Securities	—	162,350	—
Short-Term Investments	—	2,499,707	—
Temporary Cash Investments	16,379,728	—	—
Total Value of Investment Securities	472,861,889	288,371,192	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	2,045	—	—

3. Federal Tax Information

As of July 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$662,532,092
Gross tax appreciation of investments	$105,926,249
Gross tax depreciation of investments	(7,225,260)
Net tax appreciation (depreciation) of investments	$98,700,989

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Capital Value Fund

July 31, 2013

Capital Value - Schedule of Investments
JULY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%

AEROSPACE AND DEFENSE — 2.0%
General Dynamics Corp.	10,510	896,923
Honeywell International, Inc.	6,200	514,476
Raytheon Co.	13,340	958,346
Textron, Inc.	23,310	638,228

		3,007,973

AIRLINES — 0.4%
Southwest Airlines Co.	38,790	536,466

AUTO COMPONENTS — 0.2%
Autoliv, Inc.	3,750	306,638

AUTOMOBILES — 1.3%
Ford Motor Co.	112,030	1,891,066

BEVERAGES — 0.3%
PepsiCo, Inc.	5,090	425,219

BIOTECHNOLOGY — 0.6%
Amgen, Inc.	3,840	415,834
Gilead Sciences, Inc.(1)	7,380	453,501

		869,335

CAPITAL MARKETS — 4.3%
Ameriprise Financial, Inc.	16,770	1,492,530
Bank of New York Mellon Corp. (The)	28,480	895,696
BlackRock, Inc.	5,150	1,452,094
Goldman Sachs Group, Inc. (The)	12,080	1,981,482
Morgan Stanley	19,300	525,153

		6,346,955

CHEMICALS — 0.7%
E.I. du Pont de Nemours & Co.	4,590	264,797
LyondellBasell Industries NV, Class A	11,320	777,797

		1,042,594

COMMERCIAL BANKS — 6.4%
KeyCorp	37,200	457,188
PNC Financial Services Group, Inc. (The)	28,320	2,153,736
U.S. Bancorp	64,380	2,402,662
Wells Fargo & Co.	103,160	4,487,460

		9,501,046

COMMERCIAL SERVICES AND SUPPLIES — 0.8%
ADT Corp. (The)	18,080	724,646
Tyco International Ltd.	14,860	517,277

		1,241,923

COMMUNICATIONS EQUIPMENT — 3.7%
Cisco Systems, Inc.	153,050	3,910,427
F5 Networks, Inc.(1)	2,180	191,317

QUALCOMM, Inc.	20,400	1,316,820

		5,418,564

COMPUTERS AND PERIPHERALS — 1.5%
Apple, Inc.	2,470	1,117,675
NetApp, Inc.	24,760	1,018,131

		2,135,806

CONSUMER FINANCE — 0.8%
Capital One Financial Corp.	16,550	1,142,281

CONTAINERS AND PACKAGING — 0.2%
Avery Dennison Corp.	6,100	272,853

DIVERSIFIED FINANCIAL SERVICES — 7.4%
Bank of America Corp.	125,040	1,825,584
Citigroup, Inc.	71,120	3,708,197
JPMorgan Chase & Co.	95,760	5,336,705

		10,870,486

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
AT&T, Inc.	76,430	2,695,686
CenturyLink, Inc.	29,460	1,056,141
Verizon Communications, Inc.	5,190	256,801

		4,008,628

ELECTRIC UTILITIES — 3.1%
American Electric Power Co., Inc.	17,960	832,446
Exelon Corp.	7,100	217,189
NV Energy, Inc.	31,580	746,235
Pinnacle West Capital Corp.	13,220	778,658
PPL Corp.	29,140	925,778
Xcel Energy, Inc.	34,500	1,033,275

		4,533,581

ELECTRICAL EQUIPMENT — 0.8%
Eaton Corp. plc	17,880	1,232,826

ENERGY EQUIPMENT AND SERVICES — 2.6%
Baker Hughes, Inc.	18,630	883,621
National Oilwell Varco, Inc.	26,500	1,859,505
Schlumberger Ltd.	13,900	1,130,487

		3,873,613

FOOD AND STAPLES RETAILING — 2.5%
CVS Caremark Corp.	27,020	1,661,460
Kroger Co. (The)	19,240	755,555
Wal-Mart Stores, Inc.	16,110	1,255,613

		3,672,628

FOOD PRODUCTS — 0.3%
Mondelez International, Inc. Class A	15,880	496,568

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.8%
Abbott Laboratories	45,670	1,672,892
Medtronic, Inc.	43,440	2,399,626

		4,072,518

HEALTH CARE PROVIDERS AND SERVICES — 2.1%
Aetna, Inc.	17,060	1,094,740
Quest Diagnostics, Inc.	10,330	602,342
WellPoint, Inc.	15,690	1,342,437

		3,039,519

HOTELS, RESTAURANTS AND LEISURE — 0.7%
Carnival Corp.	25,810	955,744

HOUSEHOLD PRODUCTS — 2.8%
Procter & Gamble Co. (The)	51,720	4,153,116

INDUSTRIAL CONGLOMERATES — 3.6%
General Electric Co.	220,270	5,367,980

INSURANCE — 8.3%
Allstate Corp. (The)	29,260	1,491,675
American International Group, Inc.(1)	29,870	1,359,384
Berkshire Hathaway, Inc., Class B(1)	21,660	2,509,744
Chubb Corp. (The)	6,200	536,300
Loews Corp.	20,330	926,031
MetLife, Inc.	41,130	1,991,514
Principal Financial Group, Inc.	18,000	780,480
Prudential Financial, Inc.	17,380	1,372,499
Travelers Cos., Inc. (The)	15,340	1,281,657

		12,249,284

MACHINERY — 1.5%
Caterpillar, Inc.	6,760	560,472
Ingersoll-Rand plc	10,440	637,362
PACCAR, Inc.	17,080	961,091

		2,158,925

MEDIA — 2.7%
CBS Corp., Class B	13,810	729,720
Comcast Corp., Class A	23,630	1,065,241
Time Warner Cable, Inc.	2,760	314,833
Time Warner, Inc.	29,220	1,819,237

		3,929,031

METALS AND MINING — 1.1%
Freeport-McMoRan Copper & Gold, Inc.	43,400	1,227,352
Nucor Corp.	8,520	398,566

		1,625,918

MULTI-UTILITIES — 0.6%
PG&E Corp.	18,000	826,020

MULTILINE RETAIL — 1.6%
Macy's, Inc.	20,210	976,951
Target Corp.	19,530	1,391,513

		2,368,464

OIL, GAS AND CONSUMABLE FUELS — 13.6%
Apache Corp.	20,230	1,623,457
Chevron Corp.	40,240	5,065,814
Exxon Mobil Corp.	83,130	7,793,437
Marathon Petroleum Corp.	7,110	521,376

Occidental Petroleum Corp.	24,880	2,215,564
Royal Dutch Shell plc, Class A	39,610	1,348,733
Total SA ADR	28,080	1,489,644

		20,058,025

PAPER AND FOREST PRODUCTS — 0.6%
International Paper Co.	19,550	944,460

PHARMACEUTICALS — 8.6%
Johnson & Johnson	53,100	4,964,850
Merck & Co., Inc.	72,090	3,472,575
Pfizer, Inc.	145,120	4,241,858

		12,679,283

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.5%
Applied Materials, Inc.	42,090	686,488
Intel Corp.	115,040	2,680,432
Microchip Technology, Inc.	9,750	387,465

		3,754,385

SOFTWARE — 2.3%
Microsoft Corp.	55,580	1,769,111
Oracle Corp.	48,320	1,563,152

		3,332,263

SPECIALTY RETAIL — 0.4%
Lowe's Cos., Inc.	13,360	595,589

TOBACCO — 0.3%
Altria Group, Inc.	14,150	496,099

TOTAL COMMON STOCKS (Cost $98,066,523)		145,433,672

TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 4/15/16, valued at $235,930), in a joint trading account at 0.04%, dated 7/31/13, due 8/1/13 (Delivery value $231,424)		231,424
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $944,211), in a joint trading account at 0.01%, dated 7/31/13, due 8/1/13 (Delivery value $925,694)		925,694
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $712,935), in a joint trading account at 0.03%, dated 7/31/13, due 8/1/13 (Delivery value $699,147)		699,146

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,856,264)		1,856,264

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $99,922,787)		147,289,936

OTHER ASSETS AND LIABILITIES — 0.1%		98,139

TOTAL NET ASSETS — 100.0%		$147,388,075

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
USD	2,427,589	EUR	1,832,551	UBS AG	8/30/13	(10,569)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	144,084,939	1,348,733	—
Temporary Cash Investments	—	1,856,264	—
Total Value of Investment Securities	144,084,939	3,204,997	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	(10,569)	—

3. Federal Tax Information

As of July 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$102,126,749
Gross tax appreciation of investments	$45,544,535
Gross tax depreciation of investments	(381,348)
Net tax appreciation (depreciation) of investments	$45,163,187

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Focused Growth Fund

July 31, 2013

Focused Growth - Schedule of Investments
JULY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.2%

AEROSPACE AND DEFENSE — 4.9%
Honeywell International, Inc.	7,423	615,961
Textron, Inc.	4,109	112,504
United Technologies Corp.	1,379	145,581

		874,046

AIR FREIGHT AND LOGISTICS — 2.4%
United Parcel Service, Inc., Class B	4,901	425,407

AUTOMOBILES — 1.3%
Harley-Davidson, Inc.	4,217	239,399

BEVERAGES — 7.3%
Coca-Cola Co. (The)	17,327	694,466
PepsiCo, Inc.	7,335	612,766

		1,307,232

BIOTECHNOLOGY — 3.6%
Alexion Pharmaceuticals, Inc.(1)	1,817	211,190
Regeneron Pharmaceuticals, Inc.(1)	1,655	446,949

		658,139

CAPITAL MARKETS — 0.8%
Franklin Resources, Inc.	3,141	153,532

CHEMICALS — 3.2%
Monsanto Co.	5,775	570,455

COMMERCIAL BANKS — 2.6%
SunTrust Banks, Inc.	13,349	464,412

COMMERCIAL SERVICES AND SUPPLIES — 0.8%
Tyco International Ltd.	3,956	137,708

COMMUNICATIONS EQUIPMENT — 2.8%
Cisco Systems, Inc.	18,980	484,939
Riverbed Technology, Inc.(1)	1,000	15,640

		500,579

COMPUTERS AND PERIPHERALS — 8.5%
Apple, Inc.	1,414	639,835
EMC Corp.	20,190	527,968
NetApp, Inc.	8,524	350,507
Seagate Technology plc	422	17,264

		1,535,574

ELECTRICAL EQUIPMENT — 1.0%
Rockwell Automation, Inc.	1,786	172,974

ENERGY EQUIPMENT AND SERVICES — 3.5%
Schlumberger Ltd.	7,665	623,394

FOOD AND STAPLES RETAILING — 1.7%
Wal-Mart Stores, Inc.	4,020	313,319

FOOD PRODUCTS — 1.1%
Hershey Co. (The)	1,860	176,458

Pinnacle Foods, Inc.	1,261	32,118

		208,576

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.7%
Intuitive Surgical, Inc.(1)	316	122,608

HEALTH CARE PROVIDERS AND SERVICES — 2.8%
Express Scripts Holding Co.(1)	7,580	496,869

HOTELS, RESTAURANTS AND LEISURE — 2.9%
Marriott International, Inc. Class A	3,039	126,331
Starbucks Corp.	5,614	399,942

		526,273

HOUSEHOLD DURABLES — 2.3%
Mohawk Industries, Inc.(1)	3,551	422,534

INDUSTRIAL CONGLOMERATES — 0.2%
Danaher Corp.	543	36,566

INSURANCE — 0.1%
MetLife, Inc.	369	17,867

INTERNET AND CATALOG RETAIL — 0.7%
Expedia, Inc.	2,585	121,831

INTERNET SOFTWARE AND SERVICES — 3.8%
eBay, Inc.(1)	213	11,010
Google, Inc., Class A(1)	760	674,576

		685,586

IT SERVICES — 3.6%
MasterCard, Inc., Class A	1,057	645,415

MACHINERY — 1.4%
Parker-Hannifin Corp.	2,468	254,895

MEDIA — 7.0%
CBS Corp., Class B	6,832	361,003
Comcast Corp., Class A	16,218	731,107
Discovery Communications, Inc. Class C(1)	2,298	166,973

		1,259,083

MULTILINE RETAIL — 1.0%
Target Corp.	2,527	180,049

OIL, GAS AND CONSUMABLE FUELS — 2.8%
Noble Energy, Inc.	1,474	92,110
Occidental Petroleum Corp.	4,660	414,973

		507,083

PHARMACEUTICALS — 3.6%
AbbVie, Inc.	9,035	410,912
Allergan, Inc.	2,158	196,637
Eli Lilly & Co.	761	40,416

		647,965

ROAD AND RAIL — 2.0%
Union Pacific Corp.	2,237	354,766

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.5%
Freescale Semiconductor Ltd.(1)	2,508	39,376

Linear Technology Corp.	10,207	413,996

		453,372

SOFTWARE — 5.9%
Electronic Arts, Inc.(1)	7,451	194,620
Oracle Corp.	17,492	565,866
Symantec Corp.	11,011	293,774

		1,054,260

SPECIALTY RETAIL — 4.8%
GNC Holdings, Inc. Class A	3,364	177,552
Home Depot, Inc. (The)	101	7,982
Lowe's Cos., Inc.	11,430	509,549
Urban Outfitters, Inc.(1)	3,868	164,622

		859,705

TEXTILES, APPAREL AND LUXURY GOODS — 0.6%
PVH Corp.	769	101,347

TOBACCO — 0.3%
Philip Morris International, Inc.	535	47,711

WIRELESS TELECOMMUNICATION SERVICES — 2.7%
SBA Communications Corp., Class A(1)	6,494	481,140

TOTAL COMMON STOCKS (Cost $12,944,644)		17,461,671

EXCHANGE-TRADED FUNDS — 0.8%
iShares Russell 1000 Growth Index Fund (Cost $147,326)	1,992	152,328

TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 4/15/16, valued at $41,937), in a joint trading account at 0.04%, dated 7/31/13, due 8/1/13 (Delivery value $41,136)		41,136
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $167,836), in a joint trading account at 0.01%, dated 7/31/13, due 8/1/13 (Delivery value $164,544)		164,544
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $126,726), in a joint trading account at 0.03%, dated 7/31/13, due 8/1/13 (Delivery value $124,275)		124,275

TOTAL TEMPORARY CASH INVESTMENTS (Cost $329,955)		329,955

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $13,421,925)		17,943,954

OTHER ASSETS AND LIABILITIES — 0.2%		28,648

TOTAL NET ASSETS — 100.0%		$17,972,602

Notes to Schedule of Investments

(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	17,461,671	—	—
Exchange-Traded Funds	152,328	—	—
Temporary Cash Investments	—	329,955	—
Total Value of Investment Securities	17,613,999	329,955	—

3. Federal Tax Information

As of July 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$13,489,107
Gross tax appreciation of investments	$4,537,088
Gross tax depreciation of investments	(82,241)
Net tax appreciation (depreciation) of investments	$4,454,847

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Fundamental Equity Fund

July 31, 2013

Fundamental Equity - Schedule of Investments
JULY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.7%

AEROSPACE AND DEFENSE — 4.0%
Boeing Co. (The)	15,208	1,598,361
General Dynamics Corp.	18,061	1,541,326
Honeywell International, Inc.	47,128	3,910,681
Lockheed Martin Corp.	2,701	324,444
Northrop Grumman Corp.	7,703	709,138
United Technologies Corp.	3,682	388,709

		8,472,659

AIR FREIGHT AND LOGISTICS — 0.3%
United Parcel Service, Inc., Class B	8,405	729,554

AIRLINES — 0.2%
Allegiant Travel Co.	4,283	417,078

AUTOMOBILES — 0.7%
Ford Motor Co.	89,558	1,511,739

BEVERAGES — 1.7%
Coca-Cola Enterprises, Inc.	10,277	385,799
Dr Pepper Snapple Group, Inc.	31,385	1,466,935
PepsiCo, Inc.	20,310	1,696,697

		3,549,431

BIOTECHNOLOGY — 2.1%
Amgen, Inc.	37,693	4,081,775
Gilead Sciences, Inc.(1)	7,117	437,340

		4,519,115

CAPITAL MARKETS — 0.6%
Ameriprise Financial, Inc.	3,690	328,410
Goldman Sachs Group, Inc. (The)	1,674	274,586
Legg Mason, Inc.	18,249	627,583

		1,230,579

CHEMICALS — 1.7%
Ashland, Inc.	1,322	114,803
CF Industries Holdings, Inc.	7,020	1,375,990
E.I. du Pont de Nemours & Co.	7,186	414,560
Eastman Chemical Co.	1,978	159,091
LyondellBasell Industries NV, Class A	20,945	1,439,131
Monsanto Co.	438	43,266
PPG Industries, Inc.	985	158,033

		3,704,874

COMMERCIAL BANKS — 2.1%
Bank of Hawaii Corp.	7,306	406,506
Wells Fargo & Co.	96,152	4,182,612

		4,589,118

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Knoll, Inc.	19,378	320,125

COMMUNICATIONS EQUIPMENT — 2.1%
Cisco Systems, Inc.	133,810	3,418,846
Motorola Solutions, Inc.	3,346	183,461
QUALCOMM, Inc.	12,458	804,164

		4,406,471

COMPUTERS AND PERIPHERALS — 4.3%
Apple, Inc.	13,062	5,910,555
EMC Corp.	69,907	1,828,068
Hewlett-Packard Co.	46,212	1,186,724
Seagate Technology plc	7,275	297,620

		9,222,967

CONSTRUCTION AND ENGINEERING — 0.2%
EMCOR Group, Inc.	8,175	337,464
Fluor Corp.	2,254	141,010

		478,474

CONSUMER FINANCE — 1.3%
American Express Co.	6,213	458,333
Capital One Financial Corp.	19,062	1,315,659
Discover Financial Services	21,707	1,074,714

		2,848,706

DIVERSIFIED FINANCIAL SERVICES — 5.2%
Citigroup, Inc.	97,304	5,073,430
JPMorgan Chase & Co.	109,727	6,115,086

		11,188,516

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
AT&T, Inc.	82,018	2,892,775
CenturyLink, Inc.	10,708	383,881
Verizon Communications, Inc.	44,681	2,210,816

		5,487,472

ELECTRIC UTILITIES — 1.4%
FirstEnergy Corp.	18,642	709,701
Northeast Utilities	15,524	689,421
Xcel Energy, Inc.	50,457	1,511,187

		2,910,309

ELECTRICAL EQUIPMENT — 0.9%
Emerson Electric Co.	32,298	1,982,128

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.4%
Belden, Inc.	10,086	591,140
Jabil Circuit, Inc.	9,118	209,623

		800,763

ENERGY EQUIPMENT AND SERVICES — 1.3%
Halliburton Co.	14,039	634,422
National Oilwell Varco, Inc.	12,173	854,179
Patterson-UTI Energy, Inc.	22,052	435,968
Schlumberger Ltd.	9,953	809,478

		2,734,047

FOOD AND STAPLES RETAILING — 1.9%
Kroger Co. (The)	2,232	87,651
Safeway, Inc.	10,942	282,194
Sysco Corp.	1,581	54,560
Wal-Mart Stores, Inc.	34,249	2,669,367
Walgreen Co.	19,746	992,237

		4,086,009

FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	6,029	219,878
ConAgra Foods, Inc.	16,619	601,774
General Mills, Inc.	25,242	1,312,584
Green Mountain Coffee Roasters, Inc.(1)	4,325	333,803
Kraft Foods Group, Inc.	1,422	80,457
Mondelez International, Inc. Class A	4,267	133,429
Tyson Foods, Inc., Class A	57,870	1,598,369

		4,280,294

GAS UTILITIES — 0.1%
Questar Corp.	9,170	218,796

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.2%
Abbott Laboratories	46,311	1,696,372
Baxter International, Inc.	2,053	149,951
Covidien plc	1,385	85,357
Medtronic, Inc.	33,217	1,834,907
ResMed, Inc.	10,404	495,751
Stryker Corp.	5,135	361,812

		4,624,150

HEALTH CARE PROVIDERS AND SERVICES — 3.2%
Aetna, Inc.	19,972	1,281,603
AmerisourceBergen Corp.	50,909	2,966,468
Cardinal Health, Inc.	41,170	2,062,205
Express Scripts Holding Co.(1)	4,800	314,640
UnitedHealth Group, Inc.	4,294	312,818

		6,937,734

HOTELS, RESTAURANTS AND LEISURE — 1.3%
Bally Technologies, Inc.(1)	3,823	274,033
Brinker International, Inc.	1,008	40,471
Cheesecake Factory, Inc. (The)	2,834	120,275
Starbucks Corp.	8,466	603,118
Wyndham Worldwide Corp.	18,006	1,121,774
Wynn Resorts Ltd.	4,726	629,172
Yum! Brands, Inc.	530	38,647

		2,827,490

HOUSEHOLD DURABLES — 0.2%
Tupperware Brands Corp.	3,883	327,259

HOUSEHOLD PRODUCTS — 2.9%
Colgate-Palmolive Co.	3,473	207,928
Kimberly-Clark Corp.	6,461	638,347
Procter & Gamble Co. (The)	67,822	5,446,107

		6,292,382

INDUSTRIAL CONGLOMERATES — 1.5%
General Electric Co.	135,394	3,299,552

INSURANCE — 5.1%
ACE Ltd.	10,351	945,874
Aflac, Inc.	9,076	559,808
American Financial Group, Inc.	5,273	272,561
American International Group, Inc.(1)	17,452	794,241
Assurant, Inc.	10,414	564,022
Chubb Corp. (The)	6,263	541,750
MetLife, Inc.	8,529	412,974
Principal Financial Group, Inc.	16,042	695,581
Prudential Financial, Inc.	43,968	3,472,153
Travelers Cos., Inc. (The)	7,607	635,565
Unum Group	61,039	1,931,274

		10,825,803

INTERNET AND CATALOG RETAIL — 1.1%
Amazon.com, Inc.(1)	3,444	1,037,402
Expedia, Inc.	16,733	788,626
priceline.com, Inc.(1)	192	168,129
TripAdvisor, Inc.(1)	3,365	252,442

		2,246,599

INTERNET SOFTWARE AND SERVICES — 1.7%
AOL, Inc.	4,483	165,154
eBay, Inc.(1)	4,573	236,378
Google, Inc., Class A(1)	3,676	3,262,818

		3,664,350

IT SERVICES — 4.3%
Accenture plc, Class A	17,864	1,318,542
Cognizant Technology Solutions Corp., Class A(1)	3,458	250,325
Computer Sciences Corp.	1,296	61,767
International Business Machines Corp.	24,141	4,708,461
Visa, Inc., Class A	10,241	1,812,759
Western Union Co. (The)	60,783	1,091,663

		9,243,517

LEISURE EQUIPMENT AND PRODUCTS — 0.3%
Hasbro, Inc.	13,777	633,742

LIFE SCIENCES TOOLS AND SERVICES — 0.3%
Agilent Technologies, Inc.	9,055	405,030
Thermo Fisher Scientific, Inc.	2,702	246,179

		651,209

MACHINERY — 1.9%
AGCO Corp.	3,189	179,381
Cummins, Inc.	5,804	703,387
Dover Corp.	29,399	2,517,731
Oshkosh Corp.(1)	1,554	69,650
Wabtec Corp.	9,889	574,155

		4,044,304

MEDIA — 4.9%
CBS Corp., Class B	21,839	1,153,973

Comcast Corp., Class A	88,205	3,976,281
Gannett Co., Inc.	4,714	121,433
Omnicom Group, Inc.	4,909	315,502
Time Warner Cable, Inc.	12,458	1,421,084
Time Warner, Inc.	47,574	2,961,957
Viacom, Inc., Class B	6,921	503,641

		10,453,871

METALS AND MINING — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	11,339	320,667
Reliance Steel & Aluminum Co.	4,087	286,907

		607,574

MULTI-UTILITIES — 1.3%
Ameren Corp.	3,761	134,681
CenterPoint Energy, Inc.	57,414	1,425,016
DTE Energy Co.	16,387	1,158,561
Public Service Enterprise Group, Inc.	2,174	73,459

		2,791,717

MULTILINE RETAIL — 0.5%
Dillard's, Inc., Class A	2,987	252,193
Macy's, Inc.	14,638	707,601
Target Corp.	1,445	102,956

		1,062,750

OIL, GAS AND CONSUMABLE FUELS — 9.5%
Chevron Corp.	37,789	4,757,257
ConocoPhillips	36,288	2,353,640
Exxon Mobil Corp.	95,443	8,947,781
Hess Corp.	5,880	437,825
HollyFrontier Corp.	22,713	1,034,577
Murphy Oil Corp.	8,635	584,762
Occidental Petroleum Corp.	18,552	1,652,056
Peabody Energy Corp.	10,151	168,101
Valero Energy Corp.	7,976	285,301
WPX Energy, Inc.(1)	2,460	47,257

		20,268,557

PAPER AND FOREST PRODUCTS — 1.0%
International Paper Co.	42,226	2,039,938

PHARMACEUTICALS — 5.0%
AbbVie, Inc.	45,575	2,072,751
Eli Lilly & Co.	23,625	1,254,724
Hospira, Inc.(1)	8,715	354,701
Johnson & Johnson	39,495	3,692,782
Mallinckrodt plc(1)	173	7,939
Pfizer, Inc.	111,888	3,270,486

		10,653,383

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.1%
American Tower Corp.	15,441	1,093,069
Public Storage	6,129	975,859
Simon Property Group, Inc.	1,463	234,168

Weyerhaeuser Co.	1,325	37,630

		2,340,726

ROAD AND RAIL — 1.3%
CSX Corp.	8,451	209,669
Ryder System, Inc.	16,677	1,031,306
Union Pacific Corp.	9,295	1,474,094

		2,715,069

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.2%
Altera Corp.	31,571	1,122,665
First Solar, Inc.(1)	4,505	221,826
Intel Corp.	21,514	501,276
Texas Instruments, Inc.	18,480	724,416

		2,570,183

SOFTWARE — 3.2%
Microsoft Corp.	146,606	4,666,469
Oracle Corp.	37,066	1,199,085
Red Hat, Inc.(1)	784	40,588
Symantec Corp.	36,187	965,469

		6,871,611

SPECIALTY RETAIL — 3.9%
AutoZone, Inc.(1)	781	350,341
Chico's FAS, Inc.	13,490	231,084
CST Brands, Inc.(1)	886	28,892
Gap, Inc. (The)	28,000	1,285,200
Home Depot, Inc. (The)	52,583	4,155,634
L Brands, Inc.	2,264	126,263
Lowe's Cos., Inc.	17,929	799,275
Pier 1 Imports, Inc.	53,393	1,254,736

		8,231,425

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Coach, Inc.	4,030	214,114

TOBACCO — 1.2%
Altria Group, Inc.	8,781	307,862
Lorillard, Inc.	5,489	233,447
Philip Morris International, Inc.	21,792	1,943,411

		2,484,720

TOTAL COMMON STOCKS (Cost $128,592,419)		208,612,953

EXCHANGE-TRADED FUNDS — 1.4%
SPDR S&P 500 ETF Trust (Cost $2,558,984)	17,192	2,899,603

TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 4/15/16, valued at $277,048), in a joint trading account at 0.04%, dated 7/31/13, due 8/1/13 (Delivery value $271,756)		271,756
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $1,108,768), in a joint trading account at 0.01%, dated 7/31/13, due 8/1/13 (Delivery value $1,087,023)		1,087,023

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $837,185), in a joint trading account at 0.03%, dated 7/31/13, due 8/1/13 (Delivery value $820,992)	820,991

TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,179,770)	2,179,770

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $133,331,173)	213,692,326

OTHER ASSETS AND LIABILITIES — (0.1)%	(162,784)

TOTAL NET ASSETS — 100.0%	$213,529,542

Notes to Schedule of Investments

(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	208,612,953	—	—
Exchange-Traded Funds	2,899,603	—	—
Temporary Cash Investments	—	2,179,770	—
Total Value of Investment Securities	211,512,556	2,179,770	—

3. Federal Tax Information

As of July 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$137,302,342
Gross tax appreciation of investments	$77,432,058
Gross tax depreciation of investments	(1,042,074)
Net tax appreciation (depreciation) of investments	$76,389,984

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Growth Fund

July 31, 2013

Growth - Schedule of Investments
JULY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.8%

AEROSPACE AND DEFENSE — 5.4%
Boeing Co. (The)	1,093,600	114,937,360
Honeywell International, Inc.	1,962,100	162,815,058
Precision Castparts Corp.	431,700	95,716,524
Textron, Inc.	1,175,700	32,190,666
United Technologies Corp.	1,080,600	114,078,942

		519,738,550

AIR FREIGHT AND LOGISTICS — 1.2%
United Parcel Service, Inc., Class B	1,344,900	116,737,320

AIRLINES — 0.3%
Alaska Air Group, Inc.(1)	467,000	28,566,390

AUTOMOBILES — 1.2%
Harley-Davidson, Inc.	1,606,100	91,178,297
Tesla Motors, Inc.(1)	187,600	25,190,928

		116,369,225

BEVERAGES — 4.7%
Beam, Inc.	352,500	22,908,975
Brown-Forman Corp., Class B	375,300	27,213,003
Coca-Cola Co. (The)	5,049,600	202,387,968
PepsiCo, Inc.	2,465,400	205,959,516

		458,469,462

BIOTECHNOLOGY — 5.0%
Alexion Pharmaceuticals, Inc.(1)	699,100	81,256,393
Amgen, Inc.	1,253,100	135,698,199
Celgene Corp.(1)	270,900	39,784,374
Gilead Sciences, Inc.(1)	2,528,600	155,382,470
Regeneron Pharmaceuticals, Inc.(1)	272,200	73,510,332

		485,631,768

CAPITAL MARKETS — 1.0%
Franklin Resources, Inc.	2,027,700	99,113,976

CHEMICALS — 2.4%
LyondellBasell Industries NV, Class A	839,200	57,661,432
Monsanto Co.	1,535,000	151,627,300
W.R. Grace & Co.(1)	344,500	26,464,490

		235,753,222

COMMERCIAL BANKS — 0.8%
SunTrust Banks, Inc.	2,272,700	79,067,233

COMMERCIAL SERVICES AND SUPPLIES — 0.5%
Tyco International Ltd.	1,520,600	52,932,086

COMMUNICATIONS EQUIPMENT — 4.0%
Ciena Corp.(1)	1,770,000	39,046,200
Cisco Systems, Inc.	2,755,500	70,403,025
F5 Networks, Inc.(1)	919,800	80,721,648
QUALCOMM, Inc.	2,455,600	158,508,980

Riverbed Technology, Inc.(1)	2,342,500	36,636,700

		385,316,553

COMPUTERS AND PERIPHERALS — 7.0%
Apple, Inc.	951,900	430,734,750
EMC Corp.	3,111,800	81,373,570
NetApp, Inc.	2,406,700	98,963,504
Seagate Technology plc	1,600,400	65,472,364

		676,544,188

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
CenturyLink, Inc.	674,300	24,173,655

ELECTRICAL EQUIPMENT — 1.0%
Regal-Beloit Corp.	214,100	13,847,988
Rockwell Automation, Inc.	877,500	84,985,875

		98,833,863

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.5%
Trimble Navigation Ltd.(1)	1,603,166	45,754,358

ENERGY EQUIPMENT AND SERVICES — 3.1%
Cameron International Corp.(1)	852,600	50,559,180
Core Laboratories NV	193,800	28,992,480
Oceaneering International, Inc.	1,080,300	87,601,527
Schlumberger Ltd.	1,641,900	133,535,727

		300,688,914

FOOD AND STAPLES RETAILING — 2.6%
Costco Wholesale Corp.	922,100	108,153,109
Wal-Mart Stores, Inc.	874,500	68,158,530
Whole Foods Market, Inc.	1,323,800	73,576,804

		249,888,443

FOOD PRODUCTS — 1.4%
Annie's, Inc.(1)	348,200	14,384,142
Hershey Co. (The)	415,600	39,427,972
Mead Johnson Nutrition Co.	873,700	63,640,308
Pinnacle Foods, Inc.	746,890	19,023,288

		136,475,710

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.7%
CareFusion Corp.(1)	628,400	24,237,388
Cooper Cos., Inc. (The)	11,871	1,511,772
DENTSPLY International, Inc.	514,300	22,053,184
IDEXX Laboratories, Inc.(1)	305,600	29,945,744
Intuitive Surgical, Inc.(1)	135,700	52,651,600
ResMed, Inc.	618,800	29,485,820

		159,885,508

HEALTH CARE PROVIDERS AND SERVICES — 1.7%
Cardinal Health, Inc.	1,226,200	61,420,358
Express Scripts Holding Co.(1)	1,535,500	100,652,025

		162,072,383

HOTELS, RESTAURANTS AND LEISURE — 3.0%
Las Vegas Sands Corp.	1,308,500	72,713,345
Marriott International, Inc. Class A	1,855,000	77,112,350
McDonald's Corp.	642,000	62,967,360
Starbucks Corp.	1,068,200	76,098,568

		288,891,623

HOUSEHOLD DURABLES — 0.7%
Mohawk Industries, Inc.(1)	596,300	70,953,737

HOUSEHOLD PRODUCTS — 0.4%
Procter & Gamble Co. (The)	540,200	43,378,060

INDUSTRIAL CONGLOMERATES — 0.8%
Danaher Corp.	1,087,700	73,245,718

INSURANCE — 0.6%
MetLife, Inc.	1,152,700	55,813,734

INTERNET AND CATALOG RETAIL — 1.0%
Amazon.com, Inc.(1)	301,700	90,878,074
Expedia, Inc.	224,400	10,575,972

		101,454,046

INTERNET SOFTWARE AND SERVICES — 4.2%
eBay, Inc.(1)	1,523,700	78,760,053
Google, Inc., Class A(1)	338,900	300,807,640
LinkedIn Corp., Class A(1)	153,600	31,302,144

		410,869,837

IT SERVICES — 3.4%
International Business Machines Corp.	665,800	129,857,632
MasterCard, Inc., Class A	332,700	203,149,947

		333,007,579

LIFE SCIENCES TOOLS AND SERVICES — 0.4%
Waters Corp.(1)	397,400	40,113,556

MACHINERY — 1.4%
Flowserve Corp.	618,300	35,045,244
Lincoln Electric Holdings, Inc.	457,200	26,993,088
Parker-Hannifin Corp.	718,300	74,186,024

		136,224,356

MEDIA — 5.9%
CBS Corp., Class B	1,668,900	88,184,676
Comcast Corp., Class A	5,336,500	240,569,420
Discovery Communications, Inc. Class C(1)	771,200	56,035,392
Scripps Networks Interactive, Inc. Class A	944,900	66,870,573
Viacom, Inc., Class B	1,682,000	122,399,140

		574,059,201

METALS AND MINING — 0.5%
Nucor Corp.	968,300	45,297,074

MULTI-UTILITIES — 0.4%
DTE Energy Co.	536,800	37,951,760

MULTILINE RETAIL — 0.8%
Target Corp.	1,036,500	73,850,625

OIL, GAS AND CONSUMABLE FUELS — 2.6%
EOG Resources, Inc.	679,700	98,889,553
Noble Energy, Inc.	1,275,200	79,687,248
Occidental Petroleum Corp.	796,600	70,937,230

		249,514,031

PERSONAL PRODUCTS — 0.5%
Estee Lauder Cos., Inc. (The), Class A	760,300	49,913,695

PHARMACEUTICALS — 4.4%
AbbVie, Inc.	2,705,300	123,037,044
Allergan, Inc.	805,300	73,378,936
Bristol-Myers Squibb Co.	3,388,900	146,536,036
Eli Lilly & Co.	692,100	36,757,431
Zoetis, Inc.	1,601,800	47,749,658

		427,459,105

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.2%
American Campus Communities, Inc.	740,500	28,442,605
Simon Property Group, Inc.	527,200	84,383,632

		112,826,237

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.5%
CBRE Group, Inc.(1)	2,265,900	52,500,903

ROAD AND RAIL — 1.7%
Union Pacific Corp.	1,023,300	162,285,147

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.2%
Altera Corp.	1,649,500	58,656,220
Freescale Semiconductor Ltd.(1)	1,751,234	27,494,374
Linear Technology Corp.	2,184,366	88,597,885
Teradyne, Inc.(1)	2,407,048	39,692,221

		214,440,700

SOFTWARE — 6.3%
Cadence Design Systems, Inc.(1)	3,494,400	50,948,352
CommVault Systems, Inc.(1)	281,100	23,733,273
Electronic Arts, Inc.(1)	2,778,526	72,575,099
Microsoft Corp.	6,739,500	214,518,285
NetSuite, Inc.(1)	228,500	21,453,865
Oracle Corp.	5,146,034	166,474,200
Splunk, Inc.(1)	402,700	20,139,027
Symantec Corp.	1,369,600	36,540,928

		606,383,029

SPECIALTY RETAIL — 4.7%
Chico's FAS, Inc.	1,506,500	25,806,345
Foot Locker, Inc.	845,400	30,544,302
GNC Holdings, Inc. Class A	1,490,400	78,663,312
Home Depot, Inc. (The)	1,957,800	154,724,934
Lowe's Cos., Inc.	2,498,700	111,392,046
Urban Outfitters, Inc.(1)	1,322,300	56,277,088

		457,408,027

TEXTILES, APPAREL AND LUXURY GOODS — 1.6%
Coach, Inc.	1,230,200	65,360,526

PVH Corp.	645,600	85,083,624

		150,444,150

TOBACCO — 2.3%
Philip Morris International, Inc.	2,504,600	223,360,228

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
SBA Communications Corp., Class A(1)	793,900	58,820,051

TOTAL COMMON STOCKS (Cost $7,391,744,005)		9,482,479,016

TEMPORARY CASH INVESTMENTS — 1.6%
Federal Home Loan Bank Discount Notes, 0.00%, 8/1/13(2)	70,000,000	70,000,000
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 4/15/16, valued at $10,935,181), in a joint trading account at 0.04%, dated 7/31/13, due 8/1/13 (Delivery value $10,726,307)		10,726,295
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $43,763,443), in a joint trading account at 0.01%, dated 7/31/13, due 8/1/13 (Delivery value $42,905,195)		42,905,183
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $33,043,979), in a joint trading account at 0.03%, dated 7/31/13, due 8/1/13 (Delivery value $32,404,810)		32,404,783
SSgA U.S. Government Money Market Fund	85	85

TOTAL TEMPORARY CASH INVESTMENTS (Cost $156,036,346)		156,036,346

TOTAL INVESTMENT SECURITIES — 99.4% (Cost $7,547,780,351)		9,638,515,362

OTHER ASSETS AND LIABILITIES — 0.6%		54,551,181

TOTAL NET ASSETS — 100.0%		$9,693,066,543

Notes to Schedule of Investments
(1)	Non-income producing.
(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	9,482,479,016	—	—
Temporary Cash Investments	85	156,036,261	—
Total Value of Investment Securities	9,482,479,101	156,036,261	—

3. Federal Tax Information

As of July 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,565,826,500
Gross tax appreciation of investments	$2,128,423,723
Gross tax depreciation of investments	(55,734,861)
Net tax appreciation (depreciation) of investments	$2,072,688,862

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Heritage Fund

July 31, 2013

Heritage - Schedule of Investments
JULY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%

AEROSPACE AND DEFENSE — 1.1%
TransDigm Group, Inc.	316,147	45,711,695

AUTO COMPONENTS — 1.1%
BorgWarner, Inc.(1)	491,259	46,880,846

AUTOMOBILES — 2.3%
Harley-Davidson, Inc.	1,051,428	59,689,567
Tesla Motors, Inc.(1)	292,499	39,276,766

		98,966,333

BEVERAGES — 2.0%
Brown-Forman Corp., Class B	526,370	38,167,089
Constellation Brands, Inc., Class A(1)	934,500	48,678,105

		86,845,194

BIOTECHNOLOGY — 2.9%
Aegerion Pharmaceuticals, Inc.(1)	123,900	11,348,001
Alexion Pharmaceuticals, Inc.(1)	294,698	34,252,748
Grifols SA	714,920	30,159,181
Onyx Pharmaceuticals, Inc.(1)	194,187	25,496,753
Regeneron Pharmaceuticals, Inc.(1)	95,798	25,871,208

		127,127,891

BUILDING PRODUCTS — 2.7%
Fortune Brands Home & Security, Inc.	1,357,248	56,067,915
Lennox International, Inc.	850,467	61,080,540

		117,148,455

CAPITAL MARKETS — 3.0%
Affiliated Managers Group, Inc.(1)	302,200	54,501,770
Charles Schwab Corp. (The)	694,500	15,341,505
KKR & Co. LP	1,384,103	28,304,907
Lazard Ltd. Class A	854,159	31,057,221

		129,205,403

CHEMICALS — 3.6%
Cytec Industries, Inc.	54,682	4,259,728
FMC Corp.	870,223	57,573,953
Sherwin-Williams Co. (The)	410,089	71,425,201
Westlake Chemical Corp.	230,288	23,954,558

		157,213,440

COMMERCIAL BANKS — 1.8%
East West Bancorp., Inc.	934,799	28,819,853
SVB Financial Group(1)	546,487	47,664,596

		76,484,449

COMMERCIAL SERVICES AND SUPPLIES — 0.9%
Stericycle, Inc.(1)	334,293	38,757,930

COMMUNICATIONS EQUIPMENT — 0.6%
Palo Alto Networks, Inc.(1)	485,430	23,756,944

COMPUTERS AND PERIPHERALS — 1.6%
NetApp, Inc.	1,691,697	69,562,581

CONSTRUCTION AND ENGINEERING — 2.7%
Chicago Bridge & Iron Co. NV New York Shares	342,718	20,419,139
MasTec, Inc.(1)	1,492,140	49,240,620
Quanta Services, Inc.(1)	1,783,861	47,825,313

		117,485,072

CONSTRUCTION MATERIALS — 1.0%
Martin Marietta Materials, Inc.	238,731	23,777,608
Texas Industries, Inc.(1)	307,631	19,116,190

		42,893,798

CONSUMER FINANCE — 1.5%
Discover Financial Services	1,299,199	64,323,342

DIVERSIFIED CONSUMER SERVICES — 0.7%
Sotheby's	646,377	29,086,965

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
tw telecom, inc., Class A(1)	1,207,758	35,967,033

ELECTRICAL EQUIPMENT — 1.0%
Eaton Corp. plc	633,369	43,670,792

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.0%
FLIR Systems, Inc.	1,641,757	53,307,850
Trimble Navigation Ltd.(1)	1,210,817	34,556,717

		87,864,567

ENERGY EQUIPMENT AND SERVICES — 2.4%
Atwood Oceanics, Inc.(1)	591,209	33,308,715
Cameron International Corp.(1)	829,489	49,188,698
Patterson-UTI Energy, Inc.	996,450	19,699,816

		102,197,229

FOOD AND STAPLES RETAILING — 3.9%
Costco Wholesale Corp.	603,208	70,750,266
Whole Foods Market, Inc.	1,764,254	98,057,238

		168,807,504

FOOD PRODUCTS — 0.5%
Hain Celestial Group, Inc. (The)(1)	283,720	20,700,211

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.3%
Cooper Cos., Inc. (The)	298,088	37,961,507
Sirona Dental Systems, Inc.(1)	299,681	21,157,478
Teleflex, Inc.	517,618	41,114,398

		100,233,383

HEALTH CARE PROVIDERS AND SERVICES — 2.8%
Catamaran Corp.(1)	2,312,092	122,078,458

HEALTH CARE TECHNOLOGY — 0.8%
Cerner Corp.(1)	676,428	33,144,972

HOTELS, RESTAURANTS AND LEISURE — 2.4%
Marriott International, Inc. Class A	862,748	35,864,434
Noodles & Co.(1)	101,300	4,393,381

Norwegian Cruise Line Holdings Ltd.(1)	721,210	21,823,815
Wyndham Worldwide Corp.	676,376	42,138,225

		104,219,855

HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc.	812,211	51,737,841

INTERNET AND CATALOG RETAIL — 2.2%
Netflix, Inc.(1)	57,800	14,115,916
priceline.com, Inc.(1)	48,416	42,396,439
TripAdvisor, Inc.(1)	511,800	38,395,236

		94,907,591

INTERNET SOFTWARE AND SERVICES — 2.2%
LinkedIn Corp., Class A(1)	411,970	83,955,366
Xoom Corp.(1)	277,050	9,090,011

		93,045,377

IT SERVICES — 2.4%
Alliance Data Systems Corp.(1)	513,524	101,564,777

LIFE SCIENCES TOOLS AND SERVICES — 0.9%
Covance, Inc.(1)	479,510	39,559,575

MACHINERY — 3.1%
Flowserve Corp.	901,294	51,085,344
Middleby Corp.(1)	179,000	32,030,260
Pentair Ltd.	430,400	26,288,832
Trinity Industries, Inc.	572,285	22,530,860

		131,935,296

MEDIA — 4.7%
AMC Networks, Inc.(1)	544,589	37,173,645
Discovery Communications, Inc. Class A(1)	891,098	71,038,333
Liberty Global plc Class A(1)	414,255	33,604,366
Lions Gate Entertainment Corp.(1)	515,970	16,784,504
Sirius XM Radio, Inc.	11,306,095	42,171,734

		200,772,582

OIL, GAS AND CONSUMABLE FUELS — 1.5%
Cabot Oil & Gas Corp.	828,958	62,851,596

PHARMACEUTICALS — 3.1%
Actavis, Inc.(1)	478,800	64,288,476
Perrigo Co.	300,454	37,373,473
Zoetis, Inc.	1,013,168	30,202,538

		131,864,487

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 1.3%
CBRE Group, Inc.(1)	994,294	23,037,792
Realogy Holdings Corp.(1)	691,642	31,096,224

		54,134,016

ROAD AND RAIL — 5.3%
Canadian Pacific Railway Ltd. New York Shares	972,446	119,494,164
Genesee & Wyoming, Inc. Class A(1)	297,680	26,689,989
Kansas City Southern	757,128	81,580,542

		227,764,695

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.5%
ARM Holdings plc	1,926,702	25,646,216
Cree, Inc.(1)	455,736	31,855,946
NXP Semiconductor NV(1)	1,006,684	32,868,233
Xilinx, Inc.	1,338,225	62,481,725

		152,852,120

SOFTWARE — 4.5%
CommVault Systems, Inc.(1)	578,102	48,809,152
Electronic Arts, Inc.(1)	1,435,500	37,495,260
NetSuite, Inc.(1)	723,727	67,950,728
Splunk, Inc.(1)	807,612	40,388,676

		194,643,816

SPECIALTY RETAIL — 8.0%
DSW, Inc., Class A	351,436	26,635,334
GNC Holdings, Inc. Class A	661,475	34,912,650
Lumber Liquidators Holdings, Inc.(1)	527,818	51,103,339
O'Reilly Automotive, Inc.(1)	309,107	38,718,743
PetSmart, Inc.	735,468	53,850,967
Restoration Hardware Holdings, Inc.(1)	168,235	11,241,463
Ross Stores, Inc.	723,174	48,792,550
Tractor Supply Co.	413,347	50,068,722
Urban Outfitters, Inc.(1)	683,128	29,073,928

		344,397,696

TEXTILES, APPAREL AND LUXURY GOODS — 4.5%
Fifth & Pacific Cos., Inc.(1)	1,178,032	28,060,722
Hanesbrands, Inc.	712,996	45,246,726
Michael Kors Holdings Ltd.(1)	631,749	42,541,978
PVH Corp.	317,866	41,891,560
Under Armour, Inc. Class A(1)	541,498	36,350,761

		194,091,747

WIRELESS TELECOMMUNICATION SERVICES — 2.0%
SBA Communications Corp., Class A(1)	1,172,608	86,878,527

TOTAL COMMON STOCKS (Cost $2,932,340,311)		4,253,336,081

TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 4/15/16, valued at $8,900,874), in a joint trading account at 0.04%, dated 7/31/13, due 8/1/13 (Delivery value $8,730,857)		8,730,847
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $35,621,986), in a joint trading account at 0.01%, dated 7/31/13, due 8/1/13 (Delivery value $34,923,401)		34,923,391
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $26,896,699), in a joint trading account at 0.03%, dated 7/31/13, due 8/1/13 (Delivery value $26,376,437)		26,376,415

TOTAL TEMPORARY CASH INVESTMENTS (Cost $70,030,653)		70,030,653

TOTAL INVESTMENT SECURITIES — 100.4% (Cost $3,002,370,964)	4,323,366,734

OTHER ASSETS AND LIABILITIES — (0.4)%	(15,758,593)

TOTAL NET ASSETS — 100.0%	$4,307,608,141

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
USD	22,189,571	EUR	16,750,576	UBS AG	8/30/13	(96,606)
USD	19,042,690	GBP	12,412,778	Credit Suisse AG	8/30/13	163,550
						66,944

Notes to Schedule of Investments

EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	3,902,670,690	—	—
Foreign Common Stocks	294,859,994	55,805,397	—
Temporary Cash Investments	—	70,030,653	—
Total Value of Investment Securities	4,197,530,684	125,836,050	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	66,944	—

3. Federal Tax Information

As of July 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,004,841,772
Gross tax appreciation of investments	$1,333,342,926
Gross tax depreciation of investments	(14,817,964)
Net tax appreciation (depreciation) of investments	$1,318,524,962

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

New Opportunities Fund

July 31, 2013

New Opportunities - Schedule of Investments
JULY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.2%

AEROSPACE AND DEFENSE — 2.4%
B/E Aerospace, Inc.(1)	19,096	1,331,182
HEICO Corp.	6,250	355,000
TransDigm Group, Inc.	9,473	1,369,701
Triumph Group, Inc.	16,092	1,262,579

		4,318,462

AIRLINES — 0.8%
Copa Holdings SA Class A	5,800	807,186
Spirit Airlines, Inc.(1)	19,766	653,266

		1,460,452

AUTO COMPONENTS — 1.8%
American Axle & Manufacturing Holdings, Inc.(1)	138,560	2,694,992
Goodyear Tire & Rubber Co. (The)(1)	25,374	469,419

		3,164,411

AUTOMOBILES — 0.3%
Winnebago Industries, Inc.(1)	22,132	529,397

BIOTECHNOLOGY — 4.9%
Acorda Therapeutics, Inc.(1)	7,758	294,571
Aegerion Pharmaceuticals, Inc.(1)	9,620	881,096
Alkermes plc(1)	16,758	562,734
Alnylam Pharmaceuticals, Inc.(1)	9,300	429,381
Arena Pharmaceuticals, Inc.(1)	31,966	222,164
ARIAD Pharmaceuticals, Inc.(1)	24,729	459,465
Cepheid, Inc.(1)	9,769	340,645
Cubist Pharmaceuticals, Inc.(1)	8,634	538,157
Incyte Corp. Ltd.(1)	15,581	364,751
Isis Pharmaceuticals, Inc.(1)	12,231	352,864
Medivation, Inc.(1)	10,088	583,792
Myriad Genetics, Inc.(1)	12,121	359,630
Onyx Pharmaceuticals, Inc.(1)	8,679	1,139,553
Pharmacyclics, Inc.(1)	7,454	809,728
Seattle Genetics, Inc.(1)	14,235	576,802
Theravance, Inc.(1)	10,560	407,194
United Therapeutics Corp.(1)	6,463	483,691

		8,806,218

BUILDING PRODUCTS — 3.0%
American Woodmark Corp.(1)	15,054	522,223
Apogee Enterprises, Inc.	34,831	932,078
Builders FirstSource, Inc.(1)	157,993	932,159
Fortune Brands Home & Security, Inc.	41,699	1,722,586
Lennox International, Inc.	17,836	1,280,981

		5,390,027

CAPITAL MARKETS — 1.6%
Eaton Vance Corp.	12,915	522,670
HFF, Inc., Class A	28,030	588,630

Lazard Ltd. Class A	14,613	531,329
SEI Investments Co.	14,167	447,819
Triangle Capital Corp.	28,560	829,382

		2,919,830

CHEMICALS — 1.1%
H.B. Fuller Co.	15,558	624,654
International Flavors & Fragrances, Inc.	8,927	720,230
Valspar Corp. (The)	9,603	654,156

		1,999,040

COMMERCIAL BANKS — 3.3%
Cathay General Bancorp.	38,748	920,652
Central Pacific Financial Corp.(1)	27,890	518,475
First Financial Bankshares, Inc.	12,418	765,570
Home Bancshares, Inc.	41,226	1,126,294
Pinnacle Financial Partners, Inc.(1)	33,041	941,008
Renasant Corp.	16,140	442,236
Signature Bank(1)	5,904	540,511
WesBanco, Inc.	21,070	620,512

		5,875,258

COMMERCIAL SERVICES AND SUPPLIES — 1.9%
Deluxe Corp.	28,924	1,186,173
G&K Services, Inc., Class A	15,146	799,860
Mobile Mini, Inc.(1)	22,253	767,951
US Ecology, Inc.	21,057	643,713

		3,397,697

COMMUNICATIONS EQUIPMENT — 0.7%
Calix, Inc.(1)	40,560	473,741
Plantronics, Inc.	15,269	709,856

		1,183,597

COMPUTERS AND PERIPHERALS — 0.3%
NCR Corp.(1)	17,305	622,980

CONSTRUCTION AND ENGINEERING — 0.7%
MasTec, Inc.(1)	40,363	1,331,979

CONSTRUCTION MATERIALS — 1.6%
Eagle Materials, Inc.	18,486	1,247,435
Headwaters, Inc.(1)	116,412	1,097,765
Martin Marietta Materials, Inc.	5,440	541,824

		2,887,024

CONTAINERS AND PACKAGING — 2.3%
Ball Corp.	17,310	775,315
Crown Holdings, Inc.(1)	35,450	1,553,774
Packaging Corp. of America	10,346	556,511
Rock Tenn Co., Class A	6,220	711,257
Sealed Air Corp.	21,150	576,126

		4,172,983

DISTRIBUTORS — 1.4%
LKQ Corp.(1)	48,459	1,263,326

Pool Corp.	23,974	1,265,348

		2,528,674

DIVERSIFIED FINANCIAL SERVICES — 1.0%
CBOE Holdings, Inc.	15,970	800,097
MarketAxess Holdings, Inc.	20,515	1,060,625

		1,860,722

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
tw telecom, inc., Class A(1)	16,736	498,398

ELECTRIC UTILITIES — 0.3%
ITC Holdings Corp.	5,350	490,970

ELECTRICAL EQUIPMENT — 0.3%
Hubbell, Inc., Class B	5,564	597,295

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.5%
Belden, Inc.	6,996	410,036
Cognex Corp.	13,372	710,187
FEI Co.	5,510	426,750
FLIR Systems, Inc.	12,535	407,011
Littelfuse, Inc.	9,013	720,950
Trimble Navigation Ltd.(1)	29,234	834,338
Vishay Intertechnology, Inc.(1)	66,659	959,223

		4,468,495

ENERGY EQUIPMENT AND SERVICES — 2.9%
Bristow Group, Inc.	7,706	524,085
Dresser-Rand Group, Inc.(1)	7,537	458,777
Dril-Quip, Inc.(1)	12,443	1,131,193
Geospace Technologies Corp.(1)	5,350	398,094
Hornbeck Offshore Services, Inc.(1)	17,735	939,068
Matrix Service Co.(1)	23,915	379,053
Oceaneering International, Inc.	16,491	1,337,255

		5,167,525

FOOD AND STAPLES RETAILING — 0.4%
Natural Grocers by Vitamin Cottage, Inc.(1)	11,660	417,894
United Natural Foods, Inc.(1)	5,911	346,385

		764,279

FOOD PRODUCTS — 2.1%
Flowers Foods, Inc.	18,305	420,283
Hain Celestial Group, Inc. (The)(1)	8,858	646,280
J&J Snack Foods Corp.	7,275	579,672
Post Holdings, Inc.(1)	17,642	818,412
TreeHouse Foods, Inc.(1)	17,647	1,252,760

		3,717,407

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.9%
Align Technology, Inc.(1)	10,470	450,629
Cooper Cos., Inc. (The)	4,204	535,379
Cyberonics, Inc.(1)	5,173	268,944
DexCom, Inc.(1)	11,270	245,461
Haemonetics Corp.(1)	7,781	328,514

HeartWare International, Inc.(1)	2,898	267,833
IDEXX Laboratories, Inc.(1)	6,934	679,463
Insulet Corp.(1)	13,450	428,921
Mettler-Toledo International, Inc.(1)	3,675	810,705
ResMed, Inc.	17,342	826,346
Sirona Dental Systems, Inc.(1)	7,820	552,092
STERIS Corp.	17,612	792,892
Thoratec Corp.(1)	9,857	323,211
West Pharmaceutical Services, Inc.	5,280	389,453

		6,899,843

HEALTH CARE PROVIDERS AND SERVICES — 2.9%
Brookdale Senior Living, Inc.(1)	15,340	446,701
Centene Corp.(1)	8,074	447,865
Chemed Corp.	3,621	255,606
Health Management Associates, Inc., Class A(1)	35,290	475,709
HealthSouth Corp.(1)	11,127	362,295
Mednax, Inc.(1)	4,840	471,513
MWI Veterinary Supply, Inc.(1)	4,330	615,596
Patterson Cos., Inc.	11,230	459,195
Team Health Holdings, Inc.(1)	10,910	438,800
Tenet Healthcare Corp.(1)	12,830	572,860
Universal Health Services, Inc., Class B	8,330	582,683

		5,128,823

HEALTH CARE TECHNOLOGY — 0.9%
athenahealth, Inc.(1)	5,296	592,887
HMS Holdings Corp.(1)	23,466	567,642
Medidata Solutions, Inc.(1)	4,386	405,837

		1,566,366

HOTELS, RESTAURANTS AND LEISURE — 3.6%
AFC Enterprises, Inc.(1)	16,273	598,846
Bloomin' Brands, Inc.(1)	21,140	498,904
Cedar Fair LP	16,341	701,192
Del Frisco's Restaurant Group, Inc.(1)	43,469	914,588
Domino's Pizza, Inc.	10,770	673,987
Panera Bread Co., Class A(1)	3,156	527,210
Papa John's International, Inc.(1)	20,247	1,353,714
Six Flags Entertainment Corp.	31,748	1,168,009

		6,436,450

HOUSEHOLD DURABLES — 3.3%
La-Z-Boy, Inc.	36,570	758,096
M.D.C. Holdings, Inc.	52,681	1,666,827
NVR, Inc.(1)	567	524,815
Ryland Group, Inc. (The)	24,980	1,010,191
Standard Pacific Corp.(1)	229,190	1,874,775

		5,834,704

INSURANCE — 1.4%
AMERISAFE, Inc.	17,299	618,093
Arthur J Gallagher & Co.	13,045	578,937
Brown & Brown, Inc.	16,538	545,589

ProAssurance Corp.	14,284	764,623

		2,507,242

INTERNET SOFTWARE AND SERVICES — 2.8%
Bankrate, Inc.(1)	55,240	990,453
comScore, Inc.(1)	33,080	957,997
OpenTable, Inc.(1)	4,034	256,885
Trulia, Inc.(1)	24,370	908,026
ValueClick, Inc.(1)	15,683	383,293
Web.com Group, Inc.(1)	57,636	1,497,383

		4,994,037

IT SERVICES — 3.7%
Alliance Data Systems Corp.(1)	4,700	929,566
Broadridge Financial Solutions, Inc.	12,705	367,683
FleetCor Technologies, Inc.(1)	18,011	1,616,847
Gartner, Inc.(1)	11,993	719,700
Global Payments, Inc.	7,986	369,832
Heartland Payment Systems, Inc.	19,381	723,105
MAXIMUS, Inc.	14,800	556,628
ServiceSource International, Inc.(1)	95,510	1,019,092
WEX, Inc.(1)	4,150	360,801

		6,663,254

LEISURE EQUIPMENT AND PRODUCTS — 0.8%
Brunswick Corp.	17,151	647,450
Polaris Industries, Inc.	7,039	789,354

		1,436,804

LIFE SCIENCES TOOLS AND SERVICES — 1.0%
Bruker Corp.(1)	17,328	310,518
Covance, Inc.(1)	13,350	1,101,375
PAREXEL International Corp.(1)	9,132	451,577

		1,863,470

MACHINERY — 3.6%
Chart Industries, Inc.(1)	4,257	484,021
ITT Corp.	44,158	1,379,496
Lincoln Electric Holdings, Inc.	8,804	519,788
Middleby Corp.(1)	11,544	2,065,684
Mueller Water Products, Inc. Class A	120,927	935,975
WABCO Holdings, Inc.(1)	6,317	499,422
Wabtec Corp.	10,122	587,683

		6,472,069

MEDIA — 1.7%
Nexstar Broadcasting Group, Inc. Class A	13,800	497,352
Regal Entertainment Group, Class A	17,907	337,547
Sinclair Broadcast Group, Inc., Class A	79,036	2,229,606

		3,064,505

OIL, GAS AND CONSUMABLE FUELS — 1.6%
Gulfport Energy Corp.(1)	37,404	1,989,893
Kodiak Oil & Gas Corp.(1)	41,467	402,644

Rosetta Resources, Inc.(1)	8,675	395,667

		2,788,204

PERSONAL PRODUCTS — 1.2%
Herbalife Ltd.	8,834	578,627
Nu Skin Enterprises, Inc., Class A	5,293	442,706
Prestige Brands Holdings, Inc.(1)	34,893	1,183,222

		2,204,555

PHARMACEUTICALS — 2.2%
Endo Health Solutions, Inc.(1)	14,927	574,093
Jazz Pharmaceuticals plc(1)	7,061	533,176
Medicines Co. (The)(1)	9,869	304,952
Questcor Pharmaceuticals, Inc.	8,070	539,237
Salix Pharmaceuticals Ltd.(1)	8,278	611,744
ViroPharma, Inc.(1)	11,080	380,266
VIVUS, Inc.(1)	20,104	297,740
Warner Chilcott plc Class A	31,380	668,708

		3,909,916

PROFESSIONAL SERVICES — 2.6%
Equifax, Inc.	12,706	803,400
Huron Consulting Group, Inc.(1)	16,945	863,178
On Assignment, Inc.(1)	47,033	1,435,918
Robert Half International, Inc.	15,107	562,585
WageWorks, Inc.(1)	30,220	1,020,529

		4,685,610

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.7%
Brandywine Realty Trust	30,946	431,387
CBL & Associates Properties, Inc.	21,059	479,513
Federal Realty Investment Trust	4,106	432,485
Geo Group, Inc. (The)	11,180	388,170
Hersha Hospitality Trust	61,957	363,688
National Retail Properties, Inc.	19,574	684,894
Omega Healthcare Investors, Inc.	15,746	501,195
Rayonier, Inc.	13,317	778,246
Sovran Self Storage, Inc.	6,913	477,688
Weingarten Realty Investors	10,251	321,061

		4,858,327

ROAD AND RAIL — 1.1%
Saia, Inc.(1)	19,993	598,591
Swift Transportation Co.(1)	80,704	1,439,759

		2,038,350

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.1%
Cavium Networks, Inc.(1)	18,566	678,773
Cree, Inc.(1)	12,980	907,302
Diodes, Inc.(1)	22,991	630,183
Photronics, Inc.(1)	78,023	596,876
Power Integrations, Inc.	11,171	616,081
Semtech Corp.(1)	25,985	786,046
Skyworks Solutions, Inc.(1)	30,313	728,118

Ultratech, Inc.(1)	21,596	631,035

		5,574,414

SOFTWARE — 6.3%
ANSYS, Inc.(1)	6,206	495,487
Aspen Technology, Inc.(1)	39,165	1,274,429
Bottomline Technologies (de), Inc.(1)	38,706	1,125,183
CommVault Systems, Inc.(1)	4,637	391,502
Concur Technologies, Inc.(1)	3,927	349,071
FactSet Research Systems, Inc.	3,132	341,952
Fortinet, Inc.(1)	21,231	451,159
Infoblox, Inc.(1)	5,880	192,276
Informatica Corp.(1)	42,600	1,626,042
Interactive Intelligence, Inc.(1)	13,371	759,473
Manhattan Associates, Inc.(1)	6,350	560,959
Monotype Imaging Holdings, Inc.	28,762	705,532
PROS Holdings, Inc.(1)	16,752	549,801
QLIK Technologies, Inc.(1)	19,855	621,859
Solera Holdings, Inc.	6,985	397,516
TIBCO Software, Inc.(1)	17,292	431,262
Tyler Technologies, Inc.(1)	6,997	522,116
Ultimate Software Group, Inc.(1)	3,176	429,713

		11,225,332

SPECIALTY RETAIL — 4.8%
Cabela's, Inc.(1)	12,404	851,411
Conn's, Inc.(1)	30,949	1,999,924
Dick's Sporting Goods, Inc.	9,401	483,305
GameStop Corp., Class A	20,260	993,956
Lithia Motors, Inc., Class A	33,593	2,191,607
Sally Beauty Holdings, Inc.(1)	29,097	887,749
Tractor Supply Co.	4,491	543,995
Ulta Salon Cosmetics & Fragrance, Inc.(1)	6,404	646,164

		8,598,111

TEXTILES, APPAREL AND LUXURY GOODS — 2.8%
Fifth & Pacific Cos., Inc.(1)	41,380	985,671
Fossil Group, Inc.(1)	9,115	1,001,738
Hanesbrands, Inc.	19,180	1,217,163
Iconix Brand Group, Inc.(1)	34,014	1,117,020
Under Armour, Inc. Class A(1)	10,682	717,083

		5,038,675

TRADING COMPANIES AND DISTRIBUTORS — 2.3%
DXP Enterprises, Inc.(1)	6,875	474,375
H&E Equipment Services, Inc.	27,267	622,778
MSC Industrial Direct Co., Inc. Class A	4,971	402,403
United Rentals, Inc.(1)	34,479	1,976,336
Watsco, Inc.	5,900	550,765

		4,026,657

TOTAL COMMON STOCKS (Cost $135,695,996)		175,968,838

TEMPORARY CASH INVESTMENTS — 1.9%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 4/15/16, valued at $423,778), in a joint trading account at 0.04%, dated 7/31/13, due 8/1/13 (Delivery value $415,683)	415,683
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $1,695,991), in a joint trading account at 0.01%, dated 7/31/13, due 8/1/13 (Delivery value $1,662,730)	1,662,730
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $1,280,573), in a joint trading account at 0.03%, dated 7/31/13, due 8/1/13 (Delivery value $1,255,806)	1,255,805

TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,334,218)	3,334,218

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $139,030,214)	179,303,056

OTHER ASSETS AND LIABILITIES — (0.1)%	(201,274)

TOTAL NET ASSETS — 100.0%	$179,101,782

Notes to Schedule of Investments

(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	175,968,838	—	—
Temporary Cash Investments	—	3,334,218	—
Total Value of Investment Securities	175,968,838	3,334,218	—

3. Federal Tax Information

As of July 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$139,091,436
Gross tax appreciation of investments	$41,239,818
Gross tax depreciation of investments	(1,028,198)
Net tax appreciation (depreciation) of investments	$40,211,620

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Growth Fund

July 31, 2013

NT Growth - Schedule of Investments
JULY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.3%

AEROSPACE AND DEFENSE — 5.3%
Boeing Co. (The)	99,957	10,505,481
Honeywell International, Inc.	181,227	15,038,216
Precision Castparts Corp.	39,409	8,737,763
Textron, Inc.	107,829	2,952,358
United Technologies Corp.	99,938	10,550,455

		47,784,273

AIR FREIGHT AND LOGISTICS — 1.2%
United Parcel Service, Inc., Class B	123,348	10,706,606

AIRLINES — 0.3%
Alaska Air Group, Inc.(1)	44,015	2,692,398

AUTOMOBILES — 1.2%
Harley-Davidson, Inc.	148,606	8,436,363
Tesla Motors, Inc.(1)	17,283	2,320,761

		10,757,124

BEVERAGES — 6.2%
Beam, Inc.	31,579	2,052,319
Brown-Forman Corp., Class B	34,725	2,517,910
Coca-Cola Co. (The)	635,530	25,472,042
PepsiCo, Inc.	306,209	25,580,700

		55,622,971

BIOTECHNOLOGY — 5.0%
Alexion Pharmaceuticals, Inc.(1)	64,572	7,505,204
Amgen, Inc.	115,944	12,555,576
Celgene Corp.(1)	24,983	3,669,003
Gilead Sciences, Inc.(1)	233,961	14,376,903
Regeneron Pharmaceuticals, Inc.(1)	24,847	6,710,181

		44,816,867

CAPITAL MARKETS — 1.0%
Franklin Resources, Inc.	185,103	9,047,835

CHEMICALS — 2.4%
LyondellBasell Industries NV, Class A	77,059	5,294,724
Monsanto Co.	141,508	13,978,160
W.R. Grace & Co.(1)	31,823	2,444,643

		21,717,527

COMMERCIAL BANKS — 0.8%
SunTrust Banks, Inc.	209,174	7,277,164

COMMERCIAL SERVICES AND SUPPLIES — 0.5%
Tyco International Ltd.	139,070	4,841,027

COMMUNICATIONS EQUIPMENT — 3.9%
Ciena Corp.(1)	162,907	3,593,728
Cisco Systems, Inc.	251,885	6,435,662
F5 Networks, Inc.(1)	84,473	7,413,350
QUALCOMM, Inc.	225,520	14,557,316

Riverbed Technology, Inc.(1)	216,034	3,378,772

		35,378,828

COMPUTERS AND PERIPHERALS — 7.0%
Apple, Inc.	88,075	39,853,937
EMC Corp.	285,792	7,473,461
NetApp, Inc.	221,507	9,108,368
Seagate Technology plc	146,845	6,007,429

		62,443,195

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
CenturyLink, Inc.	59,338	2,127,267

ELECTRICAL EQUIPMENT — 1.0%
Regal-Beloit Corp.	21,532	1,392,690
Rockwell Automation, Inc.	81,049	7,849,595

		9,242,285

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.5%
Trimble Navigation Ltd.(1)	144,774	4,131,850

ENERGY EQUIPMENT AND SERVICES — 3.1%
Cameron International Corp.(1)	78,758	4,670,349
Core Laboratories NV	17,479	2,614,858
Oceaneering International, Inc.	98,960	8,024,667
Schlumberger Ltd.	151,670	12,335,321

		27,645,195

FOOD AND STAPLES RETAILING — 2.6%
Costco Wholesale Corp.	84,171	9,872,417
Wal-Mart Stores, Inc.	82,373	6,420,152
Whole Foods Market, Inc.	122,285	6,796,600

		23,089,169

FOOD PRODUCTS — 1.4%
Annie's, Inc.(1)	34,535	1,426,641
Hershey Co. (The)	38,010	3,606,009
Mead Johnson Nutrition Co.	82,210	5,988,176
Pinnacle Foods, Inc.	72,747	1,852,866

		12,873,692

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.7%
CareFusion Corp.(1)	60,529	2,334,603
Cooper Cos., Inc. (The)	1,493	190,134
DENTSPLY International, Inc.	46,106	1,977,025
IDEXX Laboratories, Inc.(1)	28,226	2,765,866
Intuitive Surgical, Inc.(1)	12,642	4,905,096
ResMed, Inc.	57,255	2,728,201

		14,900,925

HEALTH CARE PROVIDERS AND SERVICES — 1.7%
Cardinal Health, Inc.	113,257	5,673,043
Express Scripts Holding Co.(1)	141,462	9,272,834

		14,945,877

HOTELS, RESTAURANTS AND LEISURE — 3.0%
Las Vegas Sands Corp.	120,872	6,716,857
Marriott International, Inc. Class A	170,361	7,081,907
McDonald's Corp.	58,961	5,782,895
Starbucks Corp.	98,315	7,003,960

		26,585,619

HOUSEHOLD DURABLES — 0.7%
Mohawk Industries, Inc.(1)	54,690	6,507,563

HOUSEHOLD PRODUCTS — 1.2%
Procter & Gamble Co. (The)	132,888	10,670,906

INDUSTRIAL CONGLOMERATES — 0.7%
Danaher Corp.	98,751	6,649,892

INSURANCE — 0.6%
MetLife, Inc.	105,720	5,118,962

INTERNET AND CATALOG RETAIL — 1.0%
Amazon.com, Inc.(1)	27,541	8,295,900
Expedia, Inc.	20,729	976,958

		9,272,858

INTERNET SOFTWARE AND SERVICES — 4.2%
eBay, Inc.(1)	140,375	7,255,984
Google, Inc., Class A(1)	31,242	27,730,399
LinkedIn Corp., Class A(1)	14,151	2,883,832

		37,870,215

IT SERVICES — 3.4%
International Business Machines Corp.	60,899	11,877,741
MasterCard, Inc., Class A	30,729	18,763,435

		30,641,176

LIFE SCIENCES TOOLS AND SERVICES — 0.4%
Waters Corp.(1)	36,403	3,674,519

MACHINERY — 1.4%
Flowserve Corp.	56,440	3,199,019
Lincoln Electric Holdings, Inc.	42,151	2,488,595
Parker-Hannifin Corp.	66,353	6,852,938

		12,540,552

MEDIA — 5.9%
CBS Corp., Class B	152,799	8,073,899
Comcast Corp., Class A	491,961	22,177,602
Discovery Communications, Inc. Class C(1)	71,356	5,184,727
Scripps Networks Interactive, Inc. Class A	86,257	6,104,408
Viacom, Inc., Class B	155,973	11,350,155

		52,890,791

METALS AND MINING — 0.5%
Nucor Corp.	92,324	4,318,917

MULTI-UTILITIES — 0.4%
DTE Energy Co.	49,668	3,511,528

MULTILINE RETAIL — 0.8%
Target Corp.	94,619	6,741,604

OIL, GAS AND CONSUMABLE FUELS — 2.6%
EOG Resources, Inc.	62,164	9,044,240
Noble Energy, Inc.	118,020	7,375,070
Occidental Petroleum Corp.	72,715	6,475,271

		22,894,581

PERSONAL PRODUCTS — 0.5%
Estee Lauder Cos., Inc. (The), Class A	69,535	4,564,973

PHARMACEUTICALS — 4.4%
AbbVie, Inc.	250,310	11,384,099
Allergan, Inc.	74,511	6,789,442
Bristol-Myers Squibb Co.	313,561	13,558,378
Eli Lilly & Co.	63,618	3,378,752
Zoetis, Inc.	147,340	4,392,205

		39,502,876

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.2%
American Campus Communities, Inc.	68,403	2,627,359
Simon Property Group, Inc.	48,700	7,794,922

		10,422,281

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.5%
CBRE Group, Inc.(1)	204,622	4,741,092

ROAD AND RAIL — 1.7%
Union Pacific Corp.	94,516	14,989,292

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.2%
Altera Corp.	151,350	5,382,006
Freescale Semiconductor Ltd.(1)	164,488	2,582,462
Linear Technology Corp.	199,393	8,087,380
Teradyne, Inc.(1)	222,129	3,662,907

		19,714,755

SOFTWARE — 6.2%
Cadence Design Systems, Inc.(1)	313,988	4,577,945
CommVault Systems, Inc.(1)	25,709	2,170,611
Electronic Arts, Inc.(1)	254,435	6,645,842
Microsoft Corp.	622,487	19,813,761
NetSuite, Inc.(1)	21,135	1,984,365
Oracle Corp.	474,473	15,349,202
Splunk, Inc.(1)	38,887	1,944,739
Symantec Corp.	126,516	3,375,447

		55,861,912

SPECIALTY RETAIL — 4.7%
Chico's FAS, Inc.	135,366	2,318,820
Foot Locker, Inc.	77,318	2,793,499
GNC Holdings, Inc. Class A	137,659	7,265,642
Home Depot, Inc. (The)	179,638	14,196,791
Lowe's Cos., Inc.	228,614	10,191,612
Urban Outfitters, Inc.(1)	120,934	5,146,951

		41,913,315

TEXTILES, APPAREL AND LUXURY GOODS — 1.5%
Coach, Inc.	112,877	5,997,155

PVH Corp.	59,211	7,803,418

		13,800,573

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
SBA Communications Corp., Class A(1)	72,813	5,394,715

TOTAL COMMON STOCKS (Cost $681,594,923)		872,837,542

EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Growth Index Fund (Cost $3,579,513)	52,897	4,045,034

TEMPORARY CASH INVESTMENTS — 2.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 4/15/16, valued at $2,398,471), in a joint trading account at 0.04%, dated 7/31/13, due 8/1/13 (Delivery value $2,352,658)		2,352,655
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $9,598,868), in a joint trading account at 0.01%, dated 7/31/13, due 8/1/13 (Delivery value $9,410,624)		9,410,621
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $7,247,711), in a joint trading account at 0.03%, dated 7/31/13, due 8/1/13 (Delivery value $7,107,519)		7,107,513
SSgA U.S. Government Money Market Fund	19	19

TOTAL TEMPORARY CASH INVESTMENTS (Cost $18,870,808)		18,870,808

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $704,045,244)		895,753,384

OTHER ASSETS AND LIABILITIES — 0.2%		1,397,052

TOTAL NET ASSETS — 100.0%		$897,150,436

Notes to Schedule of Investments

(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	872,837,542	—	—
Exchange-Traded Funds	4,045,034	—	—
Temporary Cash Investments	19	18,870,789	—
Total Value of Investment Securities	876,882,595	18,870,789	—

3. Federal Tax Information

As of July 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$712,520,763
Gross tax appreciation of investments	$188,428,789
Gross tax depreciation of investments	(5,196,168)
Net tax appreciation (depreciation) of investments	$183,232,621

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT VistaSM Fund

July 31, 2013

NT Vista - Schedule of Investments
JULY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.4%

AEROSPACE AND DEFENSE — 2.0%
B/E Aerospace, Inc.(1)	57,890	4,035,512
TransDigm Group, Inc.	29,740	4,300,106

		8,335,618

AUTO COMPONENTS — 2.5%
BorgWarner, Inc.(1)	22,335	2,131,429
Delphi Automotive plc	155,630	8,360,444

		10,491,873

AUTOMOBILES — 1.5%
Harley-Davidson, Inc.	43,700	2,480,849
Tesla Motors, Inc.(1)	27,881	3,743,861

		6,224,710

BEVERAGES — 0.9%
Constellation Brands, Inc., Class A(1)	71,820	3,741,104

BIOTECHNOLOGY — 2.0%
Aegerion Pharmaceuticals, Inc.(1)	5,773	528,749
Alexion Pharmaceuticals, Inc.(1)	35,275	4,100,013
Onyx Pharmaceuticals, Inc.(1)	11,290	1,482,377
Regeneron Pharmaceuticals, Inc.(1)	8,640	2,333,319

		8,444,458

BUILDING PRODUCTS — 2.1%
Fortune Brands Home & Security, Inc.	108,850	4,496,594
Lennox International, Inc.	62,365	4,479,054

		8,975,648

CAPITAL MARKETS — 4.0%
Affiliated Managers Group, Inc.(1)	72,300	13,039,305
Charles Schwab Corp. (The)	76,660	1,693,419
KKR & Co. LP	111,870	2,287,742

		17,020,466

CHEMICALS — 3.6%
Eastman Chemical Co.	84,020	6,757,729
FMC Corp.	44,860	2,967,938
Sherwin-Williams Co. (The)	17,490	3,046,233
Westlake Chemical Corp.	23,060	2,398,701

		15,170,601

COMMERCIAL BANKS — 1.0%
CIT Group, Inc.(1)	88,477	4,433,582

COMMERCIAL SERVICES AND SUPPLIES — 1.2%
Stericycle, Inc.(1)	43,430	5,035,274

COMPUTERS AND PERIPHERALS — 1.0%
NetApp, Inc.	100,560	4,135,027

CONSTRUCTION AND ENGINEERING — 2.2%
Chicago Bridge & Iron Co. NV New York Shares	37,140	2,212,801

MasTec, Inc.(1)	68,450	2,258,850
Quanta Services, Inc.(1)	190,220	5,099,798

		9,571,449

CONSTRUCTION MATERIALS — 1.0%
Eagle Materials, Inc.	28,340	1,912,383
Texas Industries, Inc.(1)	34,880	2,167,443

		4,079,826

CONSUMER FINANCE — 1.4%
Discover Financial Services	118,050	5,844,655

CONTAINERS AND PACKAGING — 1.2%
Packaging Corp. of America	92,740	4,988,485

ELECTRICAL EQUIPMENT — 1.4%
AMETEK, Inc.	56,360	2,608,341
Eaton Corp. plc	50,140	3,457,153

		6,065,494

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.0%
Trimble Navigation Ltd.(1)	150,670	4,300,122

ENERGY EQUIPMENT AND SERVICES — 2.0%
Atwood Oceanics, Inc.(1)	67,550	3,805,767
Oceaneering International, Inc.	56,239	4,560,421

		8,366,188

FOOD AND STAPLES RETAILING — 2.5%
Costco Wholesale Corp.	17,890	2,098,318
Whole Foods Market, Inc.	151,150	8,400,917

		10,499,235

FOOD PRODUCTS — 1.2%
ConAgra Foods, Inc.	82,120	2,973,565
Hain Celestial Group, Inc. (The)(1)	28,500	2,079,360

		5,052,925

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.7%
Cooper Cos., Inc. (The)	25,850	3,291,997
Mettler-Toledo International, Inc.(1)	10,930	2,411,158
Teleflex, Inc.	19,737	1,567,710

		7,270,865

HEALTH CARE PROVIDERS AND SERVICES — 4.2%
AmerisourceBergen Corp.	105,740	6,161,470
Catamaran Corp.(1)	178,050	9,401,040
Team Health Holdings, Inc.(1)	58,980	2,372,175

		17,934,685

HEALTH CARE TECHNOLOGY — 1.2%
Cerner Corp.(1)	102,200	5,007,800

HOTELS, RESTAURANTS AND LEISURE — 1.7%
Dunkin' Brands Group, Inc.	48,060	2,076,192
Norwegian Cruise Line Holdings Ltd.(1)	42,383	1,282,510

Wyndham Worldwide Corp.	64,580	4,023,334

		7,382,036

HOUSEHOLD DURABLES — 0.5%
Mohawk Industries, Inc.(1)	18,280	2,175,137

HOUSEHOLD PRODUCTS — 1.7%
Church & Dwight Co., Inc.	113,620	7,237,594

INTERNET AND CATALOG RETAIL — 0.9%
priceline.com, Inc.(1)	4,620	4,045,595

INTERNET SOFTWARE AND SERVICES — 1.3%
LinkedIn Corp., Class A(1)	26,490	5,398,397

IT SERVICES — 3.9%
Alliance Data Systems Corp.(1)	71,270	14,095,781
Teradata Corp.(1)	41,160	2,433,379

		16,529,160

LIFE SCIENCES TOOLS AND SERVICES — 0.8%
Covance, Inc.(1)	40,830	3,368,475

MACHINERY — 0.5%
Trinity Industries, Inc.	59,680	2,349,602

MEDIA — 4.8%
CBS Corp., Class B	55,270	2,920,467
Discovery Communications, Inc. Class A(1)	61,790	4,925,899
Liberty Global plc Class A(1)	117,800	9,555,936
Sirius XM Radio, Inc.	792,310	2,955,316

		20,357,618

OIL, GAS AND CONSUMABLE FUELS — 2.9%
Cabot Oil & Gas Corp.	98,950	7,502,389
Gulfport Energy Corp.(1)	39,640	2,108,848
Oasis Petroleum, Inc.(1)	67,450	2,835,598

		12,446,835

PHARMACEUTICALS — 4.1%
Actavis, Inc.(1)	62,350	8,371,734
Perrigo Co.	72,320	8,995,885

		17,367,619

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
Ventas, Inc.	38,140	2,507,324

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 1.1%
CBRE Group, Inc.(1)	130,940	3,033,880
Realogy Holdings Corp.(1)	41,203	1,852,487

		4,886,367

ROAD AND RAIL — 5.1%
Canadian Pacific Railway Ltd. New York Shares	62,960	7,736,524
Genesee & Wyoming, Inc. Class A(1)	37,215	3,336,697
Hertz Global Holdings, Inc.(1)	84,480	2,163,533
Kansas City Southern	77,220	8,320,455

		21,557,209

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.9%
ARM Holdings plc	203,420	2,707,712

Avago Technologies Ltd.	59,180	2,170,722
NXP Semiconductor NV(1)	79,730	2,603,184
Xilinx, Inc.	105,300	4,916,457

		12,398,075

SOFTWARE — 4.2%
Cadence Design Systems, Inc.(1)	174,480	2,543,918
Citrix Systems, Inc.(1)	33,850	2,437,877
CommVault Systems, Inc.(1)	40,010	3,378,044
NetSuite, Inc.(1)	50,760	4,765,857
Splunk, Inc.(1)	45,894	2,295,159
Ultimate Software Group, Inc.(1)	16,600	2,245,980

		17,666,835

SPECIALTY RETAIL — 11.0%
DSW, Inc., Class A	49,182	3,727,504
GNC Holdings, Inc. Class A	93,799	4,950,711
Lumber Liquidators Holdings, Inc.(1)	26,540	2,569,603
O'Reilly Automotive, Inc.(1)	59,670	7,474,264
PetSmart, Inc.	82,150	6,015,023
Ross Stores, Inc.	63,880	4,309,984
Signet Jewelers Ltd.	97,907	7,157,981
Tractor Supply Co.	86,520	10,480,167

		46,685,237

TEXTILES, APPAREL AND LUXURY GOODS — 4.8%
Hanesbrands, Inc.	177,503	11,264,340
Michael Kors Holdings Ltd.(1)	38,920	2,620,873
PVH Corp.	31,730	4,181,697
Under Armour, Inc. Class A(1)	34,760	2,333,439

		20,400,349

TRADING COMPANIES AND DISTRIBUTORS — 1.0%
United Rentals, Inc.(1)	77,761	4,457,261

WIRELESS TELECOMMUNICATION SERVICES — 1.8%
SBA Communications Corp., Class A(1)	101,682	7,533,619

TOTAL COMMON STOCKS (Cost $302,319,638)		417,740,434

EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell Midcap Growth Index Fund (Cost $1,885,704)	27,070	2,061,110

TEMPORARY CASH INVESTMENTS — 2.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 4/15/16, valued at $1,368,131), in a joint trading account at 0.04%, dated 7/31/13, due 8/1/13 (Delivery value $1,341,998)		1,341,997
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $5,475,366), in a joint trading account at 0.01%, dated 7/31/13, due 8/1/13 (Delivery value $5,367,987)		5,367,986
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $4,134,234), in a joint trading account at 0.03%, dated 7/31/13, due 8/1/13 (Delivery value $4,054,255)		4,054,252

SSgA U.S. Government Money Market Fund	11	11

TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,764,246)		10,764,246

TOTAL INVESTMENT SECURITIES — 101.4% (Cost $314,969,588)		430,565,790

OTHER ASSETS AND LIABILITIES — (1.4)%		(6,067,305)

TOTAL NET ASSETS — 100.0%		$424,498,485

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
USD	2,278,584	GBP	1,485,271	Credit Suisse AG	8/30/13	19,570

Notes to Schedule of Investments

GBP   -   British Pound

USD  -   United States Dollar

(1)  Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	393,079,173	—	—
Foreign Common Stocks	21,953,549	2,707,712	—
Exchange-Traded Funds	2,061,110	—	—
Temporary Cash Investments	11	10,764,235	—
Total Value of Investment Securities	417,093,843	13,471,947	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	19,570	—

3. Federal Tax Information

As of July 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$316,474,874
Gross tax appreciation of investments	$114,162,987
Gross tax depreciation of investments	(72,071)
Net tax appreciation (depreciation) of investments	$114,090,916

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Select Fund

July 31, 2013

Select - Schedule of Investments
JULY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.6%

AEROSPACE AND DEFENSE — 4.4%
Boeing Co. (The)	299,200	31,445,920
Rockwell Collins, Inc.	309,700	22,041,349
United Technologies Corp.	377,000	39,799,890

		93,287,159

AIR FREIGHT AND LOGISTICS — 0.2%
United Parcel Service, Inc., Class B	45,400	3,940,720

BEVERAGES — 1.9%
Diageo plc	1,309,695	40,923,361

BIOTECHNOLOGY — 7.3%
Biogen Idec, Inc.(1)	195,500	42,644,415
Gilead Sciences, Inc.(1)	1,359,300	83,528,985
Vertex Pharmaceuticals, Inc.(1)	325,100	25,942,980

		152,116,380

CAPITAL MARKETS — 2.0%
Franklin Resources, Inc.	839,400	41,029,872

CHEMICALS — 2.6%
Monsanto Co.	548,000	54,131,440

COMMUNICATIONS EQUIPMENT — 2.1%
QUALCOMM, Inc.	685,600	44,255,480

COMPUTERS AND PERIPHERALS — 8.0%
Apple, Inc.	269,500	121,948,750
EMC Corp.	1,780,700	46,565,305

		168,514,055

DIVERSIFIED FINANCIAL SERVICES — 2.3%
CBOE Holdings, Inc.	331,100	16,588,110
JPMorgan Chase & Co.	557,400	31,063,902

		47,652,012

ELECTRICAL EQUIPMENT — 1.7%
Emerson Electric Co.	589,900	36,202,163

ENERGY EQUIPMENT AND SERVICES — 2.0%
National Oilwell Varco, Inc.	192,900	13,535,793
Schlumberger Ltd.	346,700	28,197,111

		41,732,904

FOOD AND STAPLES RETAILING — 3.6%
Costco Wholesale Corp.	468,300	54,926,907
Whole Foods Market, Inc.	375,100	20,848,058

		75,774,965

FOOD PRODUCTS — 2.5%
Mead Johnson Nutrition Co.	390,600	28,451,304
Mondelez International, Inc. Class A	734,800	22,977,196

		51,428,500

HEALTH CARE PROVIDERS AND SERVICES — 3.4%
Express Scripts Holding Co.(1)	417,000	27,334,350
UnitedHealth Group, Inc.	609,400	44,394,790

		71,729,140

HOTELS, RESTAURANTS AND LEISURE — 3.6%
McDonald's Corp.	312,000	30,600,960
Panera Bread Co., Class A(1)	131,500	21,967,075
Wynn Resorts Ltd.	165,700	22,059,641

		74,627,676

HOUSEHOLD PRODUCTS — 1.3%
Procter & Gamble Co. (The)	341,300	27,406,390

INSURANCE — 1.4%
Travelers Cos., Inc. (The)	348,200	29,092,110

INTERNET AND CATALOG RETAIL — 2.0%
Amazon.com, Inc.(1)	127,100	38,285,062
Expedia, Inc.	58,800	2,771,244

		41,056,306

INTERNET SOFTWARE AND SERVICES — 8.0%
Baidu, Inc. ADR(1)	122,600	16,221,206
Facebook, Inc., Class A(1)	861,400	31,725,362
Google, Inc., Class A(1)	123,500	109,618,600
LinkedIn Corp., Class A(1)	54,500	11,106,555

		168,671,723

IT SERVICES — 5.4%
FleetCor Technologies, Inc.(1)	276,800	24,848,336
MasterCard, Inc., Class A	86,700	52,939,887
Teradata Corp.(1)	589,000	34,821,680

		112,609,903

LEISURE EQUIPMENT AND PRODUCTS — 0.8%
Hasbro, Inc.	342,700	15,764,200

MACHINERY — 4.1%
FANUC Corp.	70,100	10,639,220
Graco, Inc.	328,800	22,943,664
Middleby Corp.(1)	74,700	13,366,818
Nordson Corp.	204,800	14,778,368
Parker-Hannifin Corp.	243,800	25,179,664

		86,907,734

MEDIA — 3.5%
AMC Networks, Inc.(1)	272,400	18,594,024
Walt Disney Co. (The)	839,100	54,247,815

		72,841,839

MULTILINE RETAIL — 1.2%
Nordstrom, Inc.	422,500	25,873,900

OIL, GAS AND CONSUMABLE FUELS — 2.0%
Exxon Mobil Corp.	163,700	15,346,875
Noble Energy, Inc.	179,300	11,204,457

Occidental Petroleum Corp.	174,000	15,494,700

		42,046,032

PERSONAL PRODUCTS — 1.3%
Estee Lauder Cos., Inc. (The), Class A	402,000	26,391,300

PHARMACEUTICALS — 3.5%
Allergan, Inc.	342,500	31,208,600
Bristol-Myers Squibb Co.	972,000	42,029,280

		73,237,880

PROFESSIONAL SERVICES — 0.5%
Verisk Analytics, Inc. Class A(1)	175,300	11,282,308

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.0%
American Tower Corp.	282,600	20,005,254

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.6%
Broadcom Corp., Class A	952,600	26,263,182
Linear Technology Corp.	683,600	27,726,816

		53,989,998

SOFTWARE — 2.4%
Microsoft Corp.	261,400	8,320,362
Oracle Corp.	1,324,900	42,860,515

		51,180,877

SPECIALTY RETAIL — 7.6%
AutoZone, Inc.(1)	75,900	34,047,222
Home Depot, Inc. (The)	447,500	35,365,925
L Brands, Inc.	615,400	34,320,858
TJX Cos., Inc. (The)	1,076,800	56,036,672

		159,770,677

TEXTILES, APPAREL AND LUXURY GOODS — 0.3%
Coach, Inc.	126,900	6,742,197

TOBACCO — 2.1%
Philip Morris International, Inc.	504,800	45,018,064

TOTAL COMMON STOCKS (Cost $1,265,198,746)		2,067,234,519

TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 4/15/16, valued at $3,699,764), in a joint trading account at 0.04%, dated 7/31/13, due 8/1/13 (Delivery value $3,629,094)		3,629,090
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $14,806,740), in a joint trading account at 0.01%, dated 7/31/13, due 8/1/13 (Delivery value $14,516,364)		14,516,360
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $11,179,962), in a joint trading account at 0.03%, dated 7/31/13, due 8/1/13 (Delivery value $10,963,708)		10,963,699
SSgA U.S. Government Money Market Fund	29	29

TOTAL TEMPORARY CASH INVESTMENT (Cost $29,109,178)		29,109,178

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,294,307,924)	2,096,343,697

OTHER ASSETS AND LIABILITIES†	806,542

TOTAL NET ASSETS — 100.0%	$2,097,150,239

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
USD	33,653,084	GBP	21,936,409	Credit Suisse AG	8/30/13	289,032
USD	7,206,682	JPY	705,591,800	Credit Suisse AG	8/30/13	(890)
USD	1,884,910	JPY	185,203,950	Credit Suisse AG	8/30/13	(6,935)
						281,207

Notes to Schedule of Investments

ADR    -    American Depositary Receipt

GBP     -     British Pound

JPY      -     Japanese Yen

USD    -     United States Dollar

† Category is less than 0.05% of total net assets.

(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	2,015,671,938	51,562,581	—
Temporary Cash Investments	29	29,109,149	—
Total Value of Investment Securities	2,015,671,967	80,671,730	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	281,207	—

3. Federal Tax Information

As of July 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,297,437,056
Gross tax appreciation of investments	$805,413,341
Gross tax depreciation of investments	(6,506,700)
Net tax appreciation (depreciation) of investments	$798,906,641

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Cap Growth Fund

July 31, 2013

Small Cap Growth - Schedule of Investments
JULY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.3%

AEROSPACE AND DEFENSE — 1.3%
HEICO Corp.	28,050	1,593,240
Triumph Group, Inc.	46,189	3,623,989

		5,217,229

AIRLINES — 0.5%
Spirit Airlines, Inc.(1)	59,337	1,961,088

AUTO COMPONENTS — 1.6%
American Axle & Manufacturing Holdings, Inc.(1)	327,221	6,364,448

AUTOMOBILES — 0.4%
Winnebago Industries, Inc.(1)	73,093	1,748,385

BEVERAGES — 0.2%
Boston Beer Co., Inc., Class A(1)	4,163	745,094

BIOTECHNOLOGY — 5.7%
ACADIA Pharmaceuticals, Inc.(1)	50,940	1,003,518
Achillion Pharmaceuticals, Inc.(1)	83,290	594,691
Acorda Therapeutics, Inc.(1)	29,332	1,113,736
Aegerion Pharmaceuticals, Inc.(1)	30,132	2,759,790
Alnylam Pharmaceuticals, Inc.(1)	35,585	1,642,959
Arena Pharmaceuticals, Inc.(1)	129,203	897,961
Cepheid, Inc.(1)	40,617	1,416,315
Dendreon Corp.(1)	144,725	664,288
Exact Sciences Corp.(1)	52,046	714,071
Exelixis, Inc.(1)	151,621	768,719
ImmunoGen, Inc.(1)	48,671	927,183
Infinity Pharmaceuticals, Inc.(1)	41,912	887,696
InterMune, Inc.(1)	66,310	1,028,468
Ironwood Pharmaceuticals, Inc.(1)	76,906	941,329
Isis Pharmaceuticals, Inc.(1)	57,872	1,669,607
Keryx Biopharmaceuticals, Inc.(1)	81,481	741,477
MannKind Corp.(1)	123,590	954,115
Neurocrine Biosciences, Inc.(1)	53,425	747,416
Opko Health, Inc.(1)	111,736	832,433
PDL BioPharma, Inc.	108,328	879,623
Sarepta Therapeutics, Inc.(1)	24,020	889,220
Synageva BioPharma Corp.(1)	15,510	746,031

		22,820,646

BUILDING PRODUCTS — 2.8%
American Woodmark Corp.(1)	44,157	1,531,806
Apogee Enterprises, Inc.	93,218	2,494,514
Builders FirstSource, Inc.(1)	424,076	2,502,048
Fortune Brands Home & Security, Inc.	50,144	2,071,449
Lennox International, Inc.	39,047	2,804,356

		11,404,173

CAPITAL MARKETS — 0.9%
HFF, Inc., Class A	71,080	1,492,680

Triangle Capital Corp.	70,547	2,048,685

		3,541,365

CHEMICALS — 0.9%
Flotek Industries, Inc.(1)	78,199	1,531,136
H.B. Fuller Co.	47,180	1,894,277

		3,425,413

COMMERCIAL BANKS — 3.8%
Cathay General Bancorp.	105,918	2,516,612
Central Pacific Financial Corp.(1)	62,620	1,164,106
First Financial Bankshares, Inc.	32,456	2,000,912
Home Bancshares, Inc.	103,284	2,821,719
Pinnacle Financial Partners, Inc.(1)	86,230	2,455,831
Renasant Corp.	36,230	992,702
Signature Bank(1)	21,308	1,950,747
WesBanco, Inc.	47,500	1,398,875

		15,301,504

COMMERCIAL SERVICES AND SUPPLIES — 2.3%
Deluxe Corp.	83,452	3,422,366
G&K Services, Inc., Class A	47,652	2,516,502
Mobile Mini, Inc.(1)	49,216	1,698,444
US Ecology, Inc.	56,594	1,730,079

		9,367,391

COMMUNICATIONS EQUIPMENT — 1.6%
Calix, Inc.(1)	90,930	1,062,062
InterDigital, Inc.	29,021	1,153,004
Plantronics, Inc.	51,653	2,401,348
Procera Networks, Inc.(1)	126,680	1,890,066

		6,506,480

CONSTRUCTION AND ENGINEERING — 0.8%
MasTec, Inc.(1)	102,120	3,369,960

CONSTRUCTION MATERIALS — 1.2%
Eagle Materials, Inc.	28,531	1,925,272
Headwaters, Inc.(1)	297,726	2,807,556

		4,732,828

CONTAINERS AND PACKAGING — 0.3%
Packaging Corp. of America	21,890	1,177,463

DISTRIBUTORS — 0.9%
Pool Corp.	65,207	3,441,625

DIVERSIFIED CONSUMER SERVICES — 0.2%
Grand Canyon Education, Inc.(1)	26,948	911,381

DIVERSIFIED FINANCIAL SERVICES — 0.7%
MarketAxess Holdings, Inc.	55,099	2,848,618

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.9%
Audience, Inc.(1)	75,534	951,728
Belden, Inc.	22,052	1,292,468
Cognex Corp.	40,975	2,176,182
FEI Co.	21,740	1,683,763

Littelfuse, Inc.	28,884	2,310,431
OSI Systems, Inc.(1)	11,304	795,689
Vishay Intertechnology, Inc.(1)	160,610	2,311,178

		11,521,439

ENERGY EQUIPMENT AND SERVICES — 2.0%
Bristow Group, Inc.	15,036	1,022,598
Dril-Quip, Inc.(1)	23,028	2,093,475
Geospace Technologies Corp.(1)	11,970	890,688
Hornbeck Offshore Services, Inc.(1)	44,922	2,378,620
Matrix Service Co.(1)	56,601	897,126
Natural Gas Services Group, Inc.(1)	30,140	733,909

		8,016,416

FOOD AND STAPLES RETAILING — 1.0%
Casey's General Stores, Inc.	21,820	1,445,139
Natural Grocers by Vitamin Cottage, Inc.(1)	26,310	942,950
United Natural Foods, Inc.(1)	28,037	1,642,968

		4,031,057

FOOD PRODUCTS — 2.4%
Hain Celestial Group, Inc. (The)(1)	29,791	2,173,551
J&J Snack Foods Corp.	24,499	1,952,080
Post Holdings, Inc.(1)	49,361	2,289,857
TreeHouse Foods, Inc.(1)	45,621	3,238,635

		9,654,123

HEALTH CARE EQUIPMENT AND SUPPLIES — 5.2%
Abaxis, Inc.	16,149	679,873
Align Technology, Inc.(1)	44,101	1,898,107
Arthrocare Corp.(1)	18,566	673,203
Cyberonics, Inc.(1)	19,324	1,004,655
DexCom, Inc.(1)	48,716	1,061,034
Endologix, Inc.(1)	53,789	840,722
Globus Medical, Inc.(1)	42,410	710,792
Haemonetics Corp.(1)	32,109	1,355,642
HeartWare International, Inc.(1)	10,847	1,002,480
ICU Medical, Inc.(1)	9,425	675,678
Insulet Corp.(1)	53,151	1,694,985
Masimo Corp.	37,299	868,694
Meridian Bioscience, Inc.	33,994	840,672
Neogen Corp.(1)	16,364	924,239
NxStage Medical, Inc.(1)	50,227	650,942
STERIS Corp.	55,552	2,500,951
Thoratec Corp.(1)	40,590	1,330,946
Volcano Corp.(1)	42,399	846,708
West Pharmaceutical Services, Inc.	21,078	1,554,713

		21,115,036

HEALTH CARE PROVIDERS AND SERVICES — 3.4%
Acadia Healthcare Co., Inc.(1)	24,786	913,860
Accretive Health, Inc.(1)	52,669	525,637
Air Methods Corp.	20,797	698,571
Bio-Reference Labs, Inc.(1)	22,365	598,264
Centene Corp.(1)	33,361	1,850,535

Chemed Corp.	13,302	938,988
Emeritus Corp.(1)	32,648	757,107
Ensign Group, Inc. (The)	17,160	656,198
HealthSouth Corp.(1)	46,126	1,501,863
IPC The Hospitalist Co., Inc.(1)	14,125	711,476
Molina Healthcare, Inc.(1)	22,280	827,034
MWI Veterinary Supply, Inc.(1)	13,850	1,969,054
Team Health Holdings, Inc.(1)	43,460	1,747,961

		13,696,548

HEALTH CARE TECHNOLOGY — 1.9%
athenahealth, Inc.(1)	21,208	2,374,236
HMS Holdings Corp.(1)	79,417	1,921,097
MedAssets, Inc.(1)	47,300	1,029,721
Medidata Solutions, Inc.(1)	16,777	1,552,376
Quality Systems, Inc.	32,769	749,427

		7,626,857

HOTELS, RESTAURANTS AND LEISURE — 4.0%
AFC Enterprises, Inc.(1)	55,082	2,027,018
Bloomin' Brands, Inc.(1)	52,670	1,243,012
Cedar Fair LP	50,411	2,163,136
Del Frisco's Restaurant Group, Inc.(1)	97,534	2,052,115
Domino's Pizza, Inc.	20,810	1,302,290
Papa John's International, Inc.(1)	63,028	4,214,052
Six Flags Entertainment Corp.	90,370	3,324,712

		16,326,335

HOUSEHOLD DURABLES — 3.2%
La-Z-Boy, Inc.	82,130	1,702,555
M.D.C. Holdings, Inc.	109,640	3,469,009
M/I Homes, Inc.(1)	105,912	2,251,689
Ryland Group, Inc. (The)	26,540	1,073,278
Standard Pacific Corp.(1)	516,315	4,223,457

		12,719,988

INSURANCE — 1.0%
AMERISAFE, Inc.	41,177	1,471,254
Amtrust Financial Services, Inc.	23,129	962,860
ProAssurance Corp.	27,886	1,492,738

		3,926,852

INTERNET SOFTWARE AND SERVICES — 4.5%
Bankrate, Inc.(1)	137,160	2,459,279
comScore, Inc.(1)	82,780	2,397,309
CoStar Group, Inc.(1)	27,094	4,241,566
Market Leader, Inc.(1)	127,754	1,495,999
OpenTable, Inc.(1)	14,622	931,129
Trulia, Inc.(1)	34,050	1,268,703
ValueClick, Inc.(1)	67,017	1,637,895
Web.com Group, Inc.(1)	150,109	3,899,832

		18,331,712

IT SERVICES — 2.8%
FleetCor Technologies, Inc.(1)	30,853	2,769,674

Heartland Payment Systems, Inc.	62,100	2,316,951
MAXIMUS, Inc.	52,802	1,985,883
ServiceSource International, Inc.(1)	215,770	2,302,266
WEX, Inc.(1)	22,078	1,919,461

		11,294,235

LEISURE EQUIPMENT AND PRODUCTS — 0.7%
Brunswick Corp.	75,913	2,865,716

LIFE SCIENCES TOOLS AND SERVICES — 0.6%
Luminex Corp.(1)	31,631	629,773
PAREXEL International Corp.(1)	40,089	1,982,401

		2,612,174

MACHINERY — 3.4%
Chart Industries, Inc.(1)	18,460	2,098,902
Graham Corp.	36,320	1,187,301
ITT Corp.	84,005	2,624,316
Middleby Corp.(1)	32,325	5,784,235
Mueller Water Products, Inc. Class A	266,736	2,064,537

		13,759,291

MEDIA — 1.9%
Entravision Communications Corp., Class A	167,244	951,618
Nexstar Broadcasting Group, Inc. Class A	31,990	1,152,920
Regal Entertainment Group, Class A	52,830	995,846
Sinclair Broadcast Group, Inc., Class A	167,350	4,720,943

		7,821,327

OIL, GAS AND CONSUMABLE FUELS — 1.8%
Gulfport Energy Corp.(1)	80,299	4,271,907
Kodiak Oil & Gas Corp.(1)	147,825	1,435,380
Rosetta Resources, Inc.(1)	32,903	1,500,706

		7,207,993

PAPER AND FOREST PRODUCTS — 1.2%
KapStone Paper and Packaging Corp.	74,768	3,293,531
Neenah Paper, Inc.	37,811	1,496,181

		4,789,712

PERSONAL PRODUCTS — 0.7%
Prestige Brands Holdings, Inc.(1)	86,936	2,948,000

PHARMACEUTICALS — 2.6%
Akorn, Inc.(1)	50,095	710,848
Auxilium Pharmaceuticals, Inc.(1)	43,272	794,474
Medicines Co. (The)(1)	38,063	1,176,147
Nektar Therapeutics(1)	68,365	766,372
Optimer Pharmaceuticals, Inc.(1)	47,288	591,573
Pacira Pharmaceuticals, Inc.(1)	25,160	853,679
Questcor Pharmaceuticals, Inc.	31,226	2,086,521
Santarus, Inc.(1)	42,761	1,039,947
ViroPharma, Inc.(1)	43,380	1,488,801
VIVUS, Inc.(1)	78,206	1,158,231

		10,666,593

PROFESSIONAL SERVICES — 2.8%
Barrett Business Services, Inc.	40,838	2,869,278
Huron Consulting Group, Inc.(1)	46,611	2,374,364
On Assignment, Inc.(1)	120,171	3,668,821
WageWorks, Inc.(1)	74,640	2,520,593

		11,433,056

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.4%
Brandywine Realty Trust	64,019	892,425
CBL & Associates Properties, Inc.	61,567	1,401,880
Geo Group, Inc. (The)	28,230	980,145
Hersha Hospitality Trust	169,326	993,944
National Retail Properties, Inc.	47,735	1,670,248
Omega Healthcare Investors, Inc.	42,767	1,361,274
Sovran Self Storage, Inc.	21,901	1,513,359
Weingarten Realty Investors	28,205	883,381

		9,696,656

ROAD AND RAIL — 1.5%
Arkansas Best Corp.	74,940	1,626,198
Saia, Inc.(1)	37,095	1,110,624
Swift Transportation Co.(1)	193,177	3,446,278

		6,183,100

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.2%
Cavium Networks, Inc.(1)	56,662	2,071,563
Diodes, Inc.(1)	56,684	1,553,709
Photronics, Inc.(1)	239,256	1,830,308
Power Integrations, Inc.	33,713	1,859,272
Semtech Corp.(1)	93,908	2,840,717
Skyworks Solutions, Inc.(1)	39,750	954,795
Ultratech, Inc.(1)	65,655	1,918,439

		13,028,803

SOFTWARE — 7.2%
Aspen Technology, Inc.(1)	118,209	3,846,521
Bottomline Technologies (de), Inc.(1)	86,722	2,521,009
CommVault Systems, Inc.(1)	25,139	2,122,486
Infoblox, Inc.(1)	26,670	872,109
Informatica Corp.(1)	70,172	2,678,465
Interactive Intelligence, Inc.(1)	34,441	1,956,249
Manhattan Associates, Inc.(1)	21,930	1,937,296
Monotype Imaging Holdings, Inc.	69,895	1,714,524
PROS Holdings, Inc.(1)	54,293	1,781,896
QLIK Technologies, Inc.(1)	71,846	2,250,217
SS&C Technologies Holdings, Inc.(1)	57,630	2,062,001
Synchronoss Technologies, Inc.(1)	27,824	959,650
Tangoe, Inc.(1)	60,852	1,098,987
Tyler Technologies, Inc.(1)	19,010	1,418,526
Ultimate Software Group, Inc.(1)	14,211	1,922,748

		29,142,684

SPECIALTY RETAIL — 3.1%
Cabela's, Inc.(1)	18,225	1,250,964
Conn's, Inc.(1)	78,169	5,051,281

Lithia Motors, Inc., Class A	78,114	5,096,157
Tractor Supply Co.	7,745	938,152

		12,336,554

TEXTILES, APPAREL AND LUXURY GOODS — 1.3%
Fifth & Pacific Cos., Inc.(1)	94,780	2,257,660
Iconix Brand Group, Inc.(1)	87,963	2,888,705

		5,146,365

TRADING COMPANIES AND DISTRIBUTORS — 2.5%
Applied Industrial Technologies, Inc.	21,526	1,122,796
DXP Enterprises, Inc.(1)	27,767	1,915,923
H&E Equipment Services, Inc.	84,096	1,920,753
United Rentals, Inc.(1)	56,168	3,219,550
Watsco, Inc.	18,729	1,748,352

		9,927,374

TOTAL COMMON STOCKS (Cost $276,604,219)		392,711,087

TEMPORARY CASH INVESTMENTS — 2.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 4/15/16, valued at $1,198,926), in a joint trading account at 0.04%, dated 7/31/13, due 8/1/13 (Delivery value $1,176,025)		1,176,024
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $4,798,196), in a joint trading account at 0.01%, dated 7/31/13, due 8/1/13 (Delivery value $4,704,099)		4,704,098
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $3,622,921), in a joint trading account at 0.03%, dated 7/31/13, due 8/1/13 (Delivery value $3,552,847)		3,552,844

TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,432,966)		9,432,966

TOTAL INVESTMENT SECURITIES — 99.7% (Cost $286,037,185)		402,144,053

OTHER ASSETS AND LIABILITIES — 0.3%		1,400,976

TOTAL NET ASSETS — 100.0%		$403,545,029

Notes to Schedule of Investments

(1)      Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	392,711,087	—	—
Temporary Cash Investments	—	9,432,966	—

Total Value of Investment Securities	392,711,087	9,432,966	—

3. Federal Tax Information

As of July 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$287,318,775
Gross tax appreciation of investments	$118,130,258
Gross tax depreciation of investments	(3,304,980)
Net tax appreciation (depreciation) of investments	$114,825,278

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Ultra® Fund

July 31, 2013

Ultra - Schedule of Investments
JULY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%

AEROSPACE AND DEFENSE — 3.2%
Boeing Co. (The)	1,000,000	105,100,000
United Technologies Corp.	1,162,000	122,672,340

		227,772,340

AUTO COMPONENTS — 0.6%
BorgWarner, Inc.(1)	448,000	42,752,640

AUTOMOBILES — 1.4%
Tesla Motors, Inc.(1)	730,000	98,024,400

BEVERAGES — 1.3%
Coca-Cola Co. (The)	2,400,000	96,192,000

BIOTECHNOLOGY — 7.8%
Alexion Pharmaceuticals, Inc.(1)	534,700	62,148,181
ARIAD Pharmaceuticals, Inc.(1)	772,000	14,343,760
Celgene Corp.(1)	1,099,000	161,399,140
Gilead Sciences, Inc.(1)	4,332,000	266,201,400
Regeneron Pharmaceuticals, Inc.(1)	173,000	46,720,380

		550,812,861

BUILDING PRODUCTS — 0.5%
Lennox International, Inc.	510,000	36,628,200

CAPITAL MARKETS — 2.0%
Franklin Resources, Inc.	1,349,958	65,985,947
T. Rowe Price Group, Inc.	985,600	74,156,544

		140,142,491

CHEMICALS — 3.1%
Ecolab, Inc.	756,901	69,740,858
Monsanto Co.	1,531,000	151,232,180

		220,973,038

COMMUNICATIONS EQUIPMENT — 2.3%
QUALCOMM, Inc.	2,506,000	161,762,300

COMPUTERS AND PERIPHERALS — 7.1%
Apple, Inc.	890,833	403,101,932
EMC Corp.	3,795,000	99,239,250

		502,341,182

CONSUMER FINANCE — 1.0%
American Express Co.	999,000	73,696,230

DIVERSIFIED FINANCIAL SERVICES — 1.7%
CME Group, Inc.	500,000	36,990,000
JPMorgan Chase & Co.	1,499,000	83,539,270

		120,529,270

ELECTRICAL EQUIPMENT — 3.0%
Eaton Corp. plc	1,360,000	93,772,000
Emerson Electric Co.	1,951,400	119,757,418

		213,529,418

ENERGY EQUIPMENT AND SERVICES — 1.8%
Core Laboratories NV	261,000	39,045,600
Schlumberger Ltd.	1,129,000	91,821,570

		130,867,170

FOOD AND STAPLES RETAILING — 4.4%
Costco Wholesale Corp.	1,276,000	149,662,040
Wal-Mart Stores, Inc.	1,219,000	95,008,860
Whole Foods Market, Inc.	1,260,000	70,030,800

		314,701,700

FOOD PRODUCTS — 1.7%
Mead Johnson Nutrition Co.	723,000	52,663,320
Nestle SA	962,000	65,176,293

		117,839,613

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.0%
HeartWare International, Inc.(1)	137,000	12,661,540
St. Jude Medical, Inc.	406,000	21,270,340
Varian Medical Systems, Inc.(1)	493,000	35,742,500

		69,674,380

HEALTH CARE PROVIDERS AND SERVICES — 3.2%
Express Scripts Holding Co.(1)	1,727,000	113,204,850
UnitedHealth Group, Inc.	1,549,000	112,844,650

		226,049,500

HEALTH CARE TECHNOLOGY — 1.0%
Cerner Corp.(1)	1,390,200	68,119,800

HOTELS, RESTAURANTS AND LEISURE — 4.9%
McDonald's Corp.	1,001,900	98,266,352
Starbucks Corp.	2,522,000	179,667,280
Wynn Resorts Ltd.	538,000	71,623,940

		349,557,572

HOUSEHOLD PRODUCTS — 1.2%
Colgate-Palmolive Co.	1,414,000	84,656,180

INSURANCE — 1.4%
MetLife, Inc.	2,031,488	98,364,649

INTERNET AND CATALOG RETAIL — 2.4%
Amazon.com, Inc.(1)	573,000	172,599,060

INTERNET SOFTWARE AND SERVICES — 9.2%
Baidu, Inc. ADR(1)	363,000	48,028,530
Facebook, Inc., Class A(1)	2,489,000	91,669,870
Google, Inc., Class A(1)	406,599	360,897,272
LinkedIn Corp., Class A(1)	527,600	107,519,604
Tencent Holdings Ltd.	987,000	44,771,082

		652,886,358

IT SERVICES — 3.4%
MasterCard, Inc., Class A	245,229	149,739,280
Teradata Corp.(1)	774,000	45,758,880
Visa, Inc., Class A	254,000	44,960,540

		240,458,700

MACHINERY — 4.3%
Cummins, Inc.	701,000	84,954,190
Donaldson Co., Inc.	808,956	29,324,655
Parker-Hannifin Corp.	673,000	69,507,440
WABCO Holdings, Inc.(1)	881,300	69,675,578
Wabtec Corp.	841,600	48,863,296

		302,325,159

MEDIA — 2.8%
Time Warner, Inc.	1,575,000	98,059,500
Walt Disney Co. (The)	1,560,000	100,854,000

		198,913,500

OIL, GAS AND CONSUMABLE FUELS — 2.4%
EOG Resources, Inc.	328,000	47,720,720
Exxon Mobil Corp.	426,000	39,937,500
Noble Energy, Inc.	563,000	35,181,870
Occidental Petroleum Corp.	565,100	50,322,155

		173,162,245

PERSONAL PRODUCTS — 0.9%
Estee Lauder Cos., Inc. (The), Class A	938,000	61,579,700

PHARMACEUTICALS — 1.7%
Pfizer, Inc.	3,474,000	101,545,020
Zoetis, Inc.	557,481	16,618,509

		118,163,529

PROFESSIONAL SERVICES — 0.7%
Nielsen Holdings NV	1,426,000	47,656,920

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.6%
Altera Corp.	1,450,200	51,569,112
Linear Technology Corp.	1,469,000	59,582,640

		111,151,752

SOFTWARE — 4.6%
Microsoft Corp.	769,000	24,477,270
NetSuite, Inc.(1)	414,500	38,917,405
Oracle Corp.	3,634,000	117,559,900
Salesforce.com, Inc.(1)	1,710,800	74,847,500
VMware, Inc., Class A(1)	518,000	42,574,420
Workday, Inc.(1)	389,000	26,564,810

		324,941,305

SPECIALTY RETAIL — 5.0%
Home Depot, Inc. (The)	702,000	55,479,060
O'Reilly Automotive, Inc.(1)	616,000	77,160,160
Tiffany & Co.	646,000	51,363,460
TJX Cos., Inc. (The)	2,594,800	135,033,392
Urban Outfitters, Inc.(1)	816,000	34,728,960

		353,765,032

TEXTILES, APPAREL AND LUXURY GOODS — 2.9%
Burberry Group plc	1,729,000	40,242,700
NIKE, Inc., Class B	1,667,600	104,925,392

Under Armour, Inc. Class A(1)	909,900	61,081,587

		206,249,679

TOBACCO — 2.3%
Philip Morris International, Inc.	1,848,000	164,804,640

TOTAL COMMON STOCKS (Cost $3,744,709,430)		7,073,644,513

TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 4/15/16, valued at $4,077,483), in a joint trading account at 0.04%, dated 7/31/13, due 8/1/13 (Delivery value $3,999,598)		3,999,594
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $16,318,402), in a joint trading account at 0.01%, dated 7/31/13, due 8/1/13 (Delivery value $15,998,380)		15,998,376
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $12,321,355), in a joint trading account at 0.03%, dated 7/31/13, due 8/1/13 (Delivery value $12,083,023)		12,083,013

TOTAL TEMPORARY CASH INVESTMENTS (Cost $32,080,983)		32,080,983

TOTAL INVESTMENT SECURITIES — 100.2% (Cost $3,776,790,413)		7,105,725,496

OTHER ASSETS AND LIABILITIES — (0.2)%		(14,783,940)

TOTAL NET ASSETS — 100.0%		$7,090,941,556

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
USD	55,113,507	CHF	51,310,675	Credit Suisse AG	8/30/13	(341,635)
USD	33,932,023	GBP	22,118,233	Credit Suisse AG	8/30/13	291,428
						(50,207)

Notes to Schedule of Investments

ADR     -      American Depositary Receipt

CHF      -      Swiss Franc

GBP      -      British Pound

USD      -     United States Dollar

(1)       Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	6,923,454,438	150,190,075	—
Temporary Cash Investments	—	32,080,983	—
Total Value of Investment Securities	6,923,454,438	182,271,058	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	(50,207)	—

3. Federal Tax Information

As of July 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,822,266,651
Gross tax appreciation of investments	$3,289,058,057
Gross tax depreciation of investments	(5,599,212)
Net tax appreciation (depreciation) of investments	$3,283,458,845

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Veedot® Fund

July 31, 2013

Veedot - Schedule of Investments
JULY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%

AEROSPACE AND DEFENSE — 5.3%
B/E Aerospace, Inc.(1)	8,772	611,496
Boeing Co. (The)	9,068	953,047
General Dynamics Corp.	11,087	946,165
Northrop Grumman Corp.	10,876	1,001,244
Raytheon Co.	12,995	933,561

		4,445,513

AIR FREIGHT AND LOGISTICS — 1.1%
United Parcel Service, Inc., Class B	10,206	885,881

BIOTECHNOLOGY — 1.9%
Amgen, Inc.	6,886	745,685
Myriad Genetics, Inc.(1)	26,774	794,385

		1,540,070

BUILDING PRODUCTS — 0.4%
Fortune Brands Home & Security, Inc.	8,667	358,034

CAPITAL MARKETS — 1.8%
Apollo Global Management LLC	25,285	675,615
Fortress Investment Group LLC Class A	103,755	814,477

		1,490,092

CHEMICALS — 1.1%
Air Products & Chemicals, Inc.	4,026	437,385
Sherwin-Williams Co. (The)	2,726	474,787

		912,172

COMMERCIAL BANKS — 4.2%
Bank of Hawaii Corp.	3,645	202,808
First Republic Bank	19,375	836,806
UMB Financial Corp.	13,276	793,905
Westamerica Bancorp.	17,375	833,826
Wintrust Financial Corp.	20,550	840,701

		3,508,046

COMMERCIAL SERVICES AND SUPPLIES — 2.1%
Stericycle, Inc.(1)	7,808	905,259
Waste Management, Inc.	20,162	847,409

		1,752,668

COMMUNICATIONS EQUIPMENT — 1.2%
Cisco Systems, Inc.	37,682	962,775

COMPUTERS AND PERIPHERALS — 2.5%
Apple, Inc.	1,864	843,460
Seagate Technology plc	9,490	388,236
Western Digital Corp.	12,652	814,536

		2,046,232

CONSUMER FINANCE — 2.2%
Credit Acceptance Corp.(1)	7,390	831,301

Green Dot Corp. Class A(1)	43,983	1,023,924

		1,855,225

DISTRIBUTORS — 0.6%
LKQ Corp.(1)	19,917	519,236

DIVERSIFIED CONSUMER SERVICES — 1.0%
Ascent Capital Group, Inc. Class A(1)	11,177	868,565

DIVERSIFIED FINANCIAL SERVICES — 1.2%
IntercontinentalExchange, Inc.(1)	5,325	971,546

ELECTRIC UTILITIES — 2.1%
Duke Energy Corp.	7,198	511,058
NextEra Energy, Inc.	9,750	844,447
Southern Co.	7,884	353,519

		1,709,024

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.3%
Corning, Inc.	52,482	797,201
TE Connectivity Ltd.	22,565	1,151,718

		1,948,919

ENERGY EQUIPMENT AND SERVICES — 0.6%
Ensco plc, Class A	8,237	472,310

FOOD AND STAPLES RETAILING — 5.5%
CVS Caremark Corp.	18,263	1,122,992
Kroger Co. (The)	27,421	1,076,823
Wal-Mart Stores, Inc.	15,699	1,223,580
Walgreen Co.	22,229	1,117,007

		4,540,402

FOOD PRODUCTS — 3.0%
General Mills, Inc.	20,489	1,065,428
Green Mountain Coffee Roasters, Inc.(1)	8,102	625,312
Kellogg Co.	12,361	818,793

		2,509,533

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.2%
Becton Dickinson and Co.	9,653	1,001,209

HEALTH CARE PROVIDERS AND SERVICES — 7.1%
Aetna, Inc.	10,596	679,945
Cardinal Health, Inc.	20,758	1,039,768
CIGNA Corp.	13,785	1,072,887
Magellan Health Services, Inc.(1)	14,683	839,133
McKesson Corp.	7,735	948,775
UnitedHealth Group, Inc.	4,195	305,606
WellPoint, Inc.	12,125	1,037,415

		5,923,529

HOTELS, RESTAURANTS AND LEISURE — 2.4%
Life Time Fitness, Inc.(1)	14,930	795,620
McDonald's Corp.	8,144	798,763
Panera Bread Co., Class A(1)	2,380	397,579

		1,991,962

HOUSEHOLD PRODUCTS — 0.9%
Colgate-Palmolive Co.	12,212	731,132

INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	6,992	821,071

INSURANCE — 6.1%
ACE Ltd.	9,242	844,534
CNO Financial Group, Inc.	64,102	915,377
Fairfax Financial Holdings Ltd.	1,921	763,809
Marsh & McLennan Cos., Inc.	19,953	835,432
MetLife, Inc.	14,868	719,909
Progressive Corp. (The)	16,320	424,483
StanCorp Financial Group, Inc.	10,992	583,565

		5,087,109

INTERNET AND CATALOG RETAIL — 1.2%
TripAdvisor, Inc.(1)	13,870	1,040,527

INTERNET SOFTWARE AND SERVICES — 1.1%
Sohu.com, Inc.(1)	14,460	903,316

IT SERVICES — 2.7%
CACI International, Inc., Class A(1)	13,124	871,434
International Business Machines Corp.	3,520	686,541
Visa, Inc., Class A	3,744	662,725

		2,220,700

MACHINERY — 1.3%
Caterpillar, Inc.	7,513	622,903
Deere & Co.	5,936	493,103

		1,116,006

MEDIA — 1.7%
CTC Media, Inc.	39,168	434,765
Time Warner Cable, Inc.	8,239	939,823

		1,374,588

METALS AND MINING — 1.9%
Alcoa, Inc.	85,668	681,061
Cliffs Natural Resources, Inc.	46,953	916,053

		1,597,114

MULTI-UTILITIES — 1.9%
Consolidated Edison, Inc.	11,725	702,327
Dominion Resources, Inc.	14,358	851,573

		1,553,900

MULTILINE RETAIL — 1.5%
Macy's, Inc.	16,342	789,972
Target Corp.	6,543	466,189

		1,256,161

OIL, GAS AND CONSUMABLE FUELS — 9.2%
Anadarko Petroleum Corp.	4,657	412,238
Cabot Oil & Gas Corp.	10,778	817,188
Chevron Corp.	7,594	956,009
Devon Energy Corp.	6,570	361,416

EOG Resources, Inc.	5,711	830,893
Exxon Mobil Corp.	9,588	898,875
Kinder Morgan Energy Partners LP	2,904	239,609
Marathon Oil Corp.	10,538	383,162
Occidental Petroleum Corp.	8,570	763,158
Phillips 66	8,478	521,397
Plains All American Pipeline LP	19,718	1,049,786
QEP Resources, Inc.	14,693	447,989

		7,681,720

PAPER AND FOREST PRODUCTS — 0.7%
International Paper Co.	12,711	614,068

PERSONAL PRODUCTS — 0.5%
Nu Skin Enterprises, Inc., Class A	5,300	443,292

PHARMACEUTICALS — 1.8%
AbbVie, Inc.	14,569	662,598
Bristol-Myers Squibb Co.	18,967	820,133

		1,482,731

PROFESSIONAL SERVICES — 0.6%
FTI Consulting, Inc.(1)	12,440	463,514

REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.7%
BioMed Realty Trust, Inc.	32,846	678,598
Essex Property Trust, Inc.	4,972	801,934
Kimco Realty Corp.	32,869	741,196
Summit Hotel Properties, Inc.	83,289	842,885

		3,064,613

ROAD AND RAIL — 0.7%
Kansas City Southern	5,255	566,226

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.6%
Cree, Inc.(1)	11,081	774,562
Intel Corp.	33,927	790,499
Micron Technology, Inc.(1)	48,071	636,941

		2,202,002

SOFTWARE — 1.0%
Microsoft Corp.	26,764	851,898

SPECIALTY RETAIL — 2.9%
Childrens Place Retail Stores, Inc. (The)(1)	13,759	743,536
Francesca's Holdings Corp.(1)	31,047	771,829
Gap, Inc. (The)	19,230	882,657

		2,398,022

THRIFTS AND MORTGAGE FINANCE — 0.5%
TFS Financial Corp.(1)	38,216	445,981

TOBACCO — 1.0%
Lorillard, Inc.	18,881	803,009

WIRELESS TELECOMMUNICATION SERVICES — 1.7%
China Mobile Ltd. ADR	13,381	708,123

SBA Communications Corp., Class A(1)	9,090	673,478

		1,381,601

TOTAL COMMON STOCKS (Cost $70,164,699)		82,313,244

TEMPORARY CASH INVESTMENTS — 1.0%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 4/15/16, valued at $104,867), in a joint trading account at 0.04%, dated 7/31/13, due 8/1/13 (Delivery value $102,863)		102,863
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $419,684), in a joint trading account at 0.01%, dated 7/31/13, due 8/1/13 (Delivery value $411,454)		411,454
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $316,886), in a joint trading account at 0.03%, dated 7/31/13, due 8/1/13 (Delivery value $310,757)		310,757

TOTAL TEMPORARY CASH INVESTMENTS (Cost $825,074)		825,074

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $70,989,773)		83,138,318

OTHER ASSETS AND LIABILITIES†		26,621

TOTAL NET ASSETS — 100.0%		$83,164,939

Notes to Schedule of Investments

ADR      -      American Depositary Receipt

† Category is less than 0.05% of total net assets.

(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	82,313,244	—	—
Temporary Cash Investments	—	825,074	—
Total Value of Investment Securities	82,313,244	825,074	—

3. Federal Tax Information

As of July 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$70,989,773
Gross tax appreciation of investments	$12,915,511
Gross tax depreciation of investments	(766,966)
Net tax appreciation (depreciation) of investments	$12,148,545

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VistaSM Fund

July 31, 2013

Vista - Schedule of Investments
JULY 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
AEROSPACE AND DEFENSE — 1.9%
B/E Aerospace, Inc.(1)	202,900	14,144,159
TransDigm Group, Inc.	103,900	15,022,901

		29,167,060

AUTO COMPONENTS — 2.4%
BorgWarner, Inc.(1)	79,200	7,558,056
Delphi Automotive plc	542,300	29,132,356

		36,690,412

AUTOMOBILES — 1.5%
Harley-Davidson, Inc.	154,900	8,793,673
Tesla Motors, Inc.(1)	99,000	13,293,720

		22,087,393

BEVERAGES — 0.9%
Constellation Brands, Inc., Class A(1)	251,300	13,090,217

BIOTECHNOLOGY — 2.0%
Aegerion Pharmaceuticals, Inc.(1)	20,460	1,873,931
Alexion Pharmaceuticals, Inc.(1)	123,300	14,331,159
Onyx Pharmaceuticals, Inc.(1)	40,100	5,265,130
Regeneron Pharmaceuticals, Inc.(1)	30,800	8,317,848

		29,788,068

BUILDING PRODUCTS — 2.1%
Fortune Brands Home & Security, Inc.	380,700	15,726,717
Lennox International, Inc.	219,300	15,750,126

		31,476,843

CAPITAL MARKETS — 4.0%
Affiliated Managers Group, Inc.(1)	253,400	45,700,690
Charles Schwab Corp. (The)	271,700	6,001,853
KKR & Co. LP	399,200	8,163,640

		59,866,183

CHEMICALS — 3.6%
Eastman Chemical Co.	294,700	23,702,721
FMC Corp.	159,800	10,572,368
Sherwin-Williams Co. (The)	62,400	10,868,208
Westlake Chemical Corp.	80,500	8,373,610

		53,516,907

COMMERCIAL BANKS — 1.0%
CIT Group, Inc.(1)	313,600	15,714,496

COMMERCIAL SERVICES AND SUPPLIES — 1.2%
Stericycle, Inc.(1)	152,200	17,646,068

COMPUTERS AND PERIPHERALS — 1.0%
NetApp, Inc.	357,000	14,679,840

CONSTRUCTION AND ENGINEERING — 2.2%
Chicago Bridge & Iron Co. NV New York Shares	129,000	7,685,820

MasTec, Inc.(1)	238,500	7,870,500
Quanta Services, Inc.(1)	668,400	17,919,804

		33,476,124

CONSTRUCTION MATERIALS — 0.9%
Eagle Materials, Inc.	98,600	6,653,528
Texas Industries, Inc.(1)	120,900	7,512,726

		14,166,254

CONSUMER FINANCE — 1.4%
Discover Financial Services	413,600	20,477,336

CONTAINERS AND PACKAGING — 1.2%
Packaging Corp. of America	324,200	17,438,718

ELECTRICAL EQUIPMENT — 1.4%
AMETEK, Inc.	198,000	9,163,440
Eaton Corp. plc	178,300	12,293,785

		21,457,225

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.0%
Trimble Navigation Ltd.(1)	527,200	15,046,288

ENERGY EQUIPMENT AND SERVICES — 1.9%
Atwood Oceanics, Inc.(1)	235,700	13,279,338
Oceaneering International, Inc.	195,600	15,861,204

		29,140,542

FOOD AND STAPLES RETAILING — 2.5%
Costco Wholesale Corp.	63,800	7,483,102
Whole Foods Market, Inc.	531,200	29,524,096

		37,007,198

FOOD PRODUCTS — 1.2%
ConAgra Foods, Inc.	288,300	10,439,343
Hain Celestial Group, Inc. (The)(1)	101,400	7,398,144

		17,837,487

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.7%
Cooper Cos., Inc. (The)	92,000	11,716,200
Mettler-Toledo International, Inc.(1)	38,300	8,448,980
Teleflex, Inc.	70,181	5,574,477

		25,739,657

HEALTH CARE PROVIDERS AND SERVICES — 4.2%
AmerisourceBergen Corp.	369,900	21,554,073
Catamaran Corp.(1)	621,600	32,820,480
Team Health Holdings, Inc.(1)	207,900	8,361,738

		62,736,291

HEALTH CARE TECHNOLOGY — 1.2%
Cerner Corp.(1)	360,000	17,640,000

HOTELS, RESTAURANTS AND LEISURE — 1.7%
Dunkin' Brands Group, Inc.	171,200	7,395,840
Norwegian Cruise Line Holdings Ltd.(1)	150,300	4,548,078

Wyndham Worldwide Corp.	228,900	14,260,470

		26,204,388

HOUSEHOLD DURABLES — 0.5%
Mohawk Industries, Inc.(1)	63,800	7,591,562

HOUSEHOLD PRODUCTS — 1.7%
Church & Dwight Co., Inc.	396,000	25,225,200

INTERNET AND CATALOG RETAIL — 0.9%
priceline.com, Inc.(1)	16,200	14,185,854

INTERNET SOFTWARE AND SERVICES — 1.3%
LinkedIn Corp., Class A(1)	93,000	18,952,470

IT SERVICES — 3.9%
Alliance Data Systems Corp.(1)	251,000	49,642,780
Teradata Corp.(1)	144,100	8,519,192

		58,161,972

LIFE SCIENCES TOOLS AND SERVICES — 0.8%
Covance, Inc.(1)	144,200	11,896,500

MACHINERY — 0.5%
Trinity Industries, Inc.	208,000	8,188,960

MEDIA — 4.7%
CBS Corp., Class B	195,100	10,309,084
Discovery Communications, Inc. Class A(1)	214,600	17,107,912
Liberty Global plc Class A(1)	414,600	33,632,352
Sirius XM Radio, Inc.	2,772,000	10,339,560

		71,388,908

OIL, GAS AND CONSUMABLE FUELS — 2.9%
Cabot Oil & Gas Corp.	345,400	26,188,228
Gulfport Energy Corp.(1)	140,500	7,474,600
Oasis Petroleum, Inc.(1)	240,600	10,114,824

		43,777,652

PHARMACEUTICALS — 4.0%
Actavis, Inc.(1)	217,700	29,230,579
Perrigo Co.	252,900	31,458,231

		60,688,810

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
Ventas, Inc.	135,000	8,874,900

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 1.2%
CBRE Group, Inc.(1)	464,100	10,753,197
Realogy Holdings Corp.(1)	146,961	6,607,367

		17,360,564

ROAD AND RAIL — 5.0%
Canadian Pacific Railway Ltd. New York Shares	219,200	26,935,296
Genesee & Wyoming, Inc. Class A(1)	130,700	11,718,562
Hertz Global Holdings, Inc.(1)	296,500	7,593,365
Kansas City Southern	270,100	29,103,275

		75,350,498

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.9%
ARM Holdings plc	731,000	9,730,297

Avago Technologies Ltd.	206,800	7,585,424
NXP Semiconductor NV(1)	280,400	9,155,060
Xilinx, Inc.	369,000	17,228,610

		43,699,391

SOFTWARE — 4.1%
Cadence Design Systems, Inc.(1)	623,500	9,090,630
Citrix Systems, Inc.(1)	119,700	8,620,794
CommVault Systems, Inc.(1)	140,000	11,820,200
NetSuite, Inc.(1)	178,600	16,768,754
Splunk, Inc.(1)	159,300	7,966,593
Ultimate Software Group, Inc.(1)	59,300	8,023,290

		62,290,261

SPECIALTY RETAIL — 10.8%
DSW, Inc., Class A	173,706	13,165,178
GNC Holdings, Inc. Class A	328,000	17,311,840
Lumber Liquidators Holdings, Inc.(1)	92,400	8,946,168
O'Reilly Automotive, Inc.(1)	207,500	25,991,450
PetSmart, Inc.	286,000	20,940,920
Ross Stores, Inc.	224,400	15,140,268
Signet Jewelers Ltd.	341,600	24,974,376
Tractor Supply Co.	303,100	36,714,503

		163,184,703

TEXTILES, APPAREL AND LUXURY GOODS — 4.8%
Hanesbrands, Inc.	622,800	39,522,888
Michael Kors Holdings Ltd.(1)	138,700	9,340,058
PVH Corp.	112,100	14,773,659
Under Armour, Inc. Class A(1)	120,600	8,095,878

		71,732,483

TOBACCO — 1.4%
Lorillard, Inc.	493,800	21,001,314

TRADING COMPANIES AND DISTRIBUTORS — 1.0%
United Rentals, Inc.(1)	272,700	15,631,164

WIRELESS TELECOMMUNICATION SERVICES — 1.7%
SBA Communications Corp., Class A(1)	355,200	26,316,768

TOTAL COMMON STOCKS (Cost $1,027,162,332)		1,487,590,929

TEMPORARY CASH INVESTMENTS — 2.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 4/15/16, valued at $4,342,300), in a joint trading account at 0.04%, dated 7/31/13, due 8/1/13 (Delivery value $4,259,358)		4,259,353
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $17,378,222), in a joint trading account at 0.01%, dated 7/31/13, due 8/1/13 (Delivery value $17,037,416)		17,037,411
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $13,121,582), in a joint trading account at 0.03%, dated 7/31/13, due 8/1/13 (Delivery value $12,867,772)		12,867,761

SSgA U.S. Government Money Market Fund	34	34

TOTAL TEMPORARY CASH INVESTMENTS (Cost $34,164,559)		34,164,559

TOTAL INVESTMENT SECURITIES — 101.0% (Cost $1,061,326,891)		1,521,755,488

OTHER ASSETS AND LIABILITIES — (1.0)%		(15,666,099)

TOTAL NET ASSETS — 100.0%		$1,506,089,389

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
USD	8,188,207	GBP	5,337,397	Credit Suisse AG	8/30/13	70,325

Notes to Schedule of Investments

GBP       -    British Pound

USD      -    United States Dollar

(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	1,401,263,976	—	—
Foreign Common Stocks	76,596,656	9,730,297	—
Temporary Cash Investments	34	34,164,525	—
Total Value of Investment Securities	1,477,860,666	43,894,822	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	70,325	—

3. Federal Tax Information

As of July 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,062,139,226
Gross tax appreciation of investments	$460,029,823
Gross tax depreciation of investments	(413,561)
Net tax appreciation (depreciation) of investments	$459,616,262

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	September 26, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	September 26, 2013